As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 18, 2012	Registration No. 811-08524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 13	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]		immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on April 30, 2012 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]		this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Individual Flexible Premium Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated April 30, 2012
To The Prospectus Dated April 30, 2012 For

ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

1. Important Information Regarding Upcoming Fund Reorganizations

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio (Class ADV)
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)

Subject to shareholder approval, each reorganization is expected to take place on or about July 21, 2012
(the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolios will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.
Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the
Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the effective date noted above, any references in the prospectus to the Merging Portfolios as being available under the contract are deleted.

2. Important Information Regarding Upcoming Changes to the ING American Funds Bond
Portfolio

Effective on or about July 21, 2012, the ING American Funds Bond Portfolio will change its name, subadviser and investment objective as follows:

New Fund Name: ING Bond Portfolio	New Investment Objective: Seeks to provide maximum total
Investment Adviser: ING Investments, LLC	return through income and capital appreciation.
New Investment Subadviser: ING Investment Management
Co. LLC

As of July 21, 2012, all references to the ING American Funds Bond Portfolio are revised accordingly.

ING USA Annuity and Life Insurance Company
Separate Account EQ

Individual Flexible Premium Deferred Variable Annuity

EQUI-SELECT

April 30, 2012

This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by ING USA
Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the
Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”). (See “ING USA Annuity and Life
Insurance Company” for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select.
The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment. See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”), dated April 30, 2012, has been filed with the Securities and Exchange
Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer
Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract
Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

The investment portfolios currently available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class ADV)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Bond Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING MFS Utilities Portfolio (Class S)
ING American Funds International Portfolio	ING MidCap Opportunities Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)
ING Baron Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING PIMCO High Yield Portfolio ( Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Pioneer Fund Portfolio (Class S)
ING BlackRock Science and Technology Opportunities Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)	ING Retirement Conservative Portfolio (Class ADV)
ING Davis New York Venture Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING DFA World Equity Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Retirement Moderate Portfolio (Class ADV)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING FTSE 100 Index® Portfolio (Class ADV)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING Small Company Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING International Index Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Invesco Van Kampen Comstock Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Invesco Van Kampen Growth and Income Portfolio (Class S)	ING T. Rowe Price International Stock Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)	ING U. S. Bond Index Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING JPMorgan Mid Cap Value Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

The following investment portfolios are closed to new investments:

ING American Funds Growth Portfolio
ING Artio Foreign Portfolio
ING Large Cap Growth Portfolio (Class S)

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	4
SEPARATE ACCOUNT EQ	4
ING USA ANNUITY AND LIFE INSURANCE COMPANY	5
THE TRUSTS AND FUNDS	6
CHARGES AND FEES	6
THE ANNUITY CONTRACT	9
WITHDRAWALS	14
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	15
DEATH BENEFIT	18
THE ANNUITY OPTIONS	21
OTHER CONTRACT PROVISIONS	22
OTHER INFORMATION	25
FEDERAL TAX CONSIDERATIONS	26
STATEMENT OF ADDITIONAL INFORMATION	0
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Surrender Charge for Excess Withdrawals Example	C1

Equi-Select - EQUI

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	4
Annuitant	10
Annuity Start Date	9
Cash Surrender Value	13
Contract Date	9
Contract Owner	9
Contract Value	12
Contract Year	9
Death Benefit	18
Free Withdrawal Amount	7
Net Investment Factor	4
Net Rate of Return	4

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

Equi-Select - EQUI

1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Surrender Charge (as a percentage of each premium payment)	8%[1]
Transfer Charge	$25 per transfer[2]
Overnight Charge	$20[3]

1 The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2 We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

3 You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses. Periodic Fees and Expenses

Annual Contract Administrative Charge	$30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge	1.25%
Asset-Based Administrative Charge	0.15%
Total Separate Account Charges	1.40%

Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2009 and do not take into account any fee waiver or expense reimbursement arrangements that may apply.
More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1] , and other	0.52%	2.00%
expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Equi-Select - EQUI

2

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,153	$1,674	$2,217	$3,772
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$353	$1,074	$1,817	$3,772
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$353	$1,074	$1,817	$3,772

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown. Compensation is paid for the sale of the Contracts. For information about this compensation, see
“Other Contract Provisions – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Equi-Select - EQUI

3

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

Net Investment Factor
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.
4)	We then subtract the daily charges from the subaccount: the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account EQ and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004,
Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the
Investment Company Act of 1940, as amended (“1940 Act”). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate
Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.
They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Equi-Select - EQUI

4

Note: Other variable annuity contracts invest in Separate Account EQ, but are not discussed in this prospectus. Separate
Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract --
Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into
ING USA Annuity and Life Insurance Company (“ING USA”), and ING USA assumed responsibility for Equitable Life’s obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of
Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V.,
(“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA
Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co.
LLC, portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING
Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

ING USA’s principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company.
The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position or results of operations.
It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Equi-Select - EQUI

5

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B - The
Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 1-800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the
Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value
For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than
8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10%
of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus
10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the
Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your
Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Equi-Select - EQUI

6

Free Withdrawal Amount. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

· earnings (contract value less unliquidated purchase payments);
· premium payments in the Contract for more than eight years, and
· an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes. We may make a charge for state and local premium taxes depending on the contract owner’s state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company.
Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

Equi-Select - EQUI

7

The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the
Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1 fees ; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization.The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Equi-Select - EQUI

8

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2011, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

·   BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2011, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

Equi-Select - EQUI

9

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the
Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the
Contract will pass to the surviving joint owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds.
The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract
We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must

Equi-Select - EQUI

10

be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,500,000. We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.
When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the
Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the
Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and
Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

Crediting of Premium Payments
We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order.
Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate
Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution.
Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-
rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or

Equi-Select - EQUI

11

requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate
Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate
Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the ING Liquid Assets Portfolio subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

Equi-Select - EQUI

12

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid AssetsPortfolio subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a
Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Equi-Select - EQUI

13

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money.
Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For
Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See “Charges and Fees¾ Surrender Charges Deducted from the Contract Value¾ Surrender
Charge for Excess Withdrawals.” You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested.
We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the
“Suspension of Payments or Transfers” provision is in effect. Definitive guidance on the proper federal tax treatment of the
Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value
Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Systematic Withdrawals
You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

Equi-Select - EQUI

14

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawal will occur on the next business day after your Contract Date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program
A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

1)	If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

2)	We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Reduction or Elimination of the Surrender Charge
The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

1)	The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.
2)	The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.
3)	Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised

Equi-Select - EQUI

15

that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING
Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic
Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be
Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

Equi-Select - EQUI

16

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Equi-Select - EQUI

17

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment.
Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our
Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-
annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-
rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase
We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as

Equi-Select - EQUI

18

well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime (see “Withdrawals¾ Systematic Withdrawals” above). A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.
Unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the
Customer Service Center.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Death Proceeds
If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;
2)	the total premium payments made under the Contract after subtracting any withdrawals; or
3)	the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

1)	the contract value;
2)	the total premium payments made under the Contract after subtracting any withdrawals; or
3)	the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

1)	the beneficiary elects to have the death proceeds:

(a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and
(b) payable beginning within one year of the date of death; or

2)	if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Equi-Select - EQUI

19

Death of the Annuitant

1)	If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.
2)	If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect. Death of Owner

1)	If any owner of the Contract dies before the annuity start date, the following applies:

	(a)	If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.
	(b)	If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:
(i) within 5 years of the deceased owner’s death; or
(ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

2)	If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

3)	If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

4)	For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary
If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s)
of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Equi-Select - EQUI

20

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the
Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract.
This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death.
We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date
You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant’s 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See “Federal Tax Considerations” and the SAI. For a Contract
purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

Selecting a Payment Plan
On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the
Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

1)	any applicable taxes not previously deducted; less
2)	the withdrawal charge, if any; less
3)	the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

Equi-Select - EQUI

21

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company’s Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the
Company’s Customer Service Center, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans
After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below.
Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

Annuity Payment Plans
Plan A.	Interest

Option 1		The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.
Option 2		The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
Plan B.	Fixed Period	The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.
Plan C.	Life Income	The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. We will also notify you when any shareholder reports of the investment portfolios in which Separate Account EQ invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Equi-Select - EQUI

22

Suspension of Payments or Transfers
The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
2)	trading on the New York Stock Exchange is restricted;
3)	an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;
4)	when the Company’s Customer Service Center is closed; or
5)	during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application
If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the
Contract shall be those that the premium payment would have bought at the correct age or gender.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes¾ Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

Free Look
In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your
Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

Equi-Select - EQUI

23

The following selling firm is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts:

·	ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

Equi-Select - EQUI

24

The following is a list of the top 25 selling firms that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	First Allied Securities Inc.
2.	Morgan Stanley Smith Barney LLC.	15.	Woodbury Financial Services Inc.
3.	ING Financial Partners Inc.	16.	Wells Fargo SEC, LLC
4.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	17.	SII Investments Inc.
5.	Wells Fargo Advisors, LLC	18.	Wells Fargo Advisors Financial Network, LLC
6.	Wells Fargo Advisors, LLC (Bank Channel)	19.	Commonwealth Financial Network Inc.
7.	UBS Financial Services Inc.	20.	Centaurus Financial Inc.
8.	Raymond James Financial Services Inc.	21.	Royal Alliance Assoc.
9.	National Planning Corporation	22.	PrimeVest Financial Services Inc.
10.	Multi-Financial Securities Corporation	23.	RBC Capital Markets Corporation
11.	Financial Network Investment Corporation	24.	Cambridge Investment Research Inc.
12.	Securities America Inc.	25.	Raymond James and Associates Inc.
13.	ING Financial Partners, Inc. CAREER

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

Equi-Select - EQUI

25

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the
Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that involve Separate Account EQ as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
Directed Services LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401,
408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Equi-Select - EQUI

26

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

Equi-Select - EQUI

27

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional
10% tax penalty. We are not
responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life.
Please consult your tax adviser before electing a partial
annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Equi-Select - EQUI

28

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed by
August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Equi-Select - EQUI

29

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well asyour particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Equi-Select - EQUI

30

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;

Equi-Select - EQUI

31

You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted

Equi-Select - EQUI

32

under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

Equi-Select - EQUI

33

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Equi-Select - EQUI

34

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Equi-Select - EQUI

35

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account EQ of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account EQ of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271, Des Moines,
Iowa 50306-9271.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ, EQUI-SELECT 333-111686. Please Print or Type:

__________________________________________________ Name __________________________________________________ Street Address __________________________________________________ City, State, Zip

04/30/2012

Equi-Select - EQUI

36

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods. Portfolio name changes after December 31, 2011 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.31	$9.53	$7.99	$10.22
Value at end of period	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	99,196	112,856	112,906	49,855
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.99	$11.22	$9.10	$12.85	$13.37	$11.36	$10.15
Value at end of period	$12.94	$13.99	$11.22	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	14,538	17,108	23,883	28,160	42,012	57,401	78,538
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97	$10.28
Value at end of period	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	70,211	86,626	108,507	136,719	191,203	155,999	108,299
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.63	$9.38	$7.33	$12.99	$13.01	$11.00	$10.37
Value at end of period	$10.55	$10.63	$9.38	$7.33	$12.99	$13.01	$11.00
Number of accumulation units outstanding at end of period	8,360	9,733	12,320	18,001	33,790	28,937	4,574
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.66	$8.75	$7.19	$10.18
Value at end of period	$9.60	$9.66	$8.75	$7.19
Number of accumulation units outstanding at end of period	23,042	13,185	15,375	5,415
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.42	$9.96	$9.01	$10.16
Value at end of period	$10.86	$10.42	$9.96	$9.01
Number of accumulation units outstanding at end of period	62,209	87,292	65,098	29,924
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.09
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	284
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.52	$10.76	$7.86	$14.32	$12.99	$12.02	$10.09
Value at end of period	$11.76	$12.52	$10.76	$7.86	$14.32	$12.99	$12.02
Number of accumulation units outstanding at end of period	206,925	242,045	267,632	286,658	372,190	315,687	180,174

Equi-Select

A 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.09
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	1,399
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.18	$13.49	$9.61	$16.94	$14.39	$12.33	$10.03
Value at end of period	$11.97	$14.18	$13.49	$9.61	$16.94	$14.39	$12.33
Number of accumulation units outstanding at end of period	185,208	222,081	259,532	268,957	355,571	298,734	167,564
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.54	$13.09
Value at end of period	$13.50	$14.54
Number of accumulation units outstanding at end of period	3,439	3,601
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$11.43	$9.64	$17.35	$15.11	$11.86	$10.01
Value at end of period	$9.28	$12.04	$11.43	$9.64	$17.35	$15.11	$11.86
Number of accumulation units outstanding at end of period	470,181	551,607	672,245	143,969	176,800	150,646	75,289
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$9.98
Value at end of period	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	36,088	36,281	40,780	43,835	47,847	41,706	37,956
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.89	$11.27	$9.52	$13.53	$12.64	$11.26	$10.26
Value at end of period	$12.28	$11.89	$11.27	$9.52	$13.53	$12.64	$11.26
Number of accumulation units outstanding at end of period	24,943	32,720	33,020	28,250	12,257	17,865	11,318
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.01	$10.59	$9.94
Value at end of period	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	36,062	29,528	4,432
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.16	$9.97	$7.77	$12.93	$12.29	$11.63	$10.12
Value at end of period	$10.83	$11.16	$9.97	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	20,188	28,393	32,442	30,505	39,565	57,435	80,332
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.67	$10.02	$6.66	$10.23
Value at end of period	$10.29	$11.67	$10.02	$6.66
Number of accumulation units outstanding at end of period	12,223	11,933	13,876	5,935
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.85	$9.49	$7.21	$12.45	$13.62	$11.17
Value at end of period	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	12,594	18,629	22,309	25,746	45,655	6,151

EquiSelect

A 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40
Value at end of period	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06
Number of accumulation units outstanding at end of period	30,774	38,202	52,763	65,867	103,428	173,356	195,024	241,125	215,861	207,524
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.08	$8.16	$6.63	$10.21	$10.05	$10.23
Value at end of period	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	22,436	29,441	38,157	55,584	43,011	26,610
ING DAVIS NEW YORK VENTURE PORTFOLIO
Value at beginning of period	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	19,602	22,687	27,541	22,130	31,415	21,490	659
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.90	$7.90
Value at end of period	$7.97	$8.90
Number of accumulation units outstanding at end of period	5,786	3,032
ING ERO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.79	$8.74
Value at end of period	$7.17	$8.79
Number of accumulation units outstanding at end of period	2,880	2,881
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.60	$12.33	$8.98	$14.97	$13.26	$12.02	$10.22
Value at end of period	$13.70	$15.60	$12.33	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	653,855	775,118	888,444	980,086	1,224,963	392,187	464,047
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.18	$10.04	$7.71	$11.06	$10.93	$9.94
Value at end of period	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	69,185	85,779	86,690	84,472	83,951	21,344
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.01	$9.10	$7.29	$11.89	$12.53
Value at end of period	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	24,908	30,735	21,518	17,050	28,551
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.55	$7.83	$6.09	$9.61	$10.09
Value at end of period	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	31,612	39,082	33,323	42,732	54,223
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.02	$10.38
Value at end of period	$10.41	$11.02
Number of accumulation units outstanding at end of period	15	3,131
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.88
Value at end of period	$8.86
Number of accumulation units outstanding at end of period	15,733

EquiSelect		A 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14
Value at end of period	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05
Number of accumulation units outstanding at end of period	49,686	63,348	76,897	96,226	102,290	104,519	125,295	73,594	70,368	82,414
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	147,029
ING GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.85	$7.87	$6.12	$9.96	$9.83
Value at end of period	$8.70	$8.85	$7.87	$6.12	$9.96
Number of accumulation units outstanding at end of period	1,049,913	1,276,586	1,512,785	1,863,072	2,310,650
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	323,379	221,597	285,237	320,557	366
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.74	$12.96	$12.39
Value at end of period	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	3,933	3,744	365
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.68	$9.53	$7.86	$12.73	$12.33	$10.94	$10.50
Value at end of period	$10.50	$10.68	$9.53	$7.86	$12.73	$12.33	$10.94
Number of accumulation units outstanding at end of period	9,683	14,041	20,794	23,544	22,795	26,751	4,157
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$10.24	$7.90	$12.86	$12.39	$11.52	$10.08
Value at end of period	$11.93	$12.27	$10.24	$7.90	$12.86	$12.39	$11.52
Number of accumulation units outstanding at end of period	12,271	19,785	26,960	38,960	54,210	48,186	24,087
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.40	$9.44	$7.69	$11.75	$12.75	$11.39	$10.04
Value at end of period	$11.13	$11.40	$9.44	$7.69	$11.75	$12.75	$11.39
Number of accumulation units outstanding at end of period	27,509	35,853	48,875	60,919	87,070	93,367	26,409
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.49	$10.64	$9.70	$10.77	$10.34	$10.10	$10.02
Value at end of period	$12.16	$11.49	$10.64	$9.70	$10.77	$10.34	$10.10
Number of accumulation units outstanding at end of period	136,978	140,839	155,914	123,361	113,906	91,467	43,292
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.09	$7.62	$6.16
Value at end of period	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	8,352	12,002	15,403
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.50	$9.25	$7.30	$11.66	$12.10	$10.59	$10.09
Value at end of period	$10.14	$10.50	$9.25	$7.30	$11.66	$12.10	$10.59
Number of accumulation units outstanding at end of period	23,658	24,526	24,720	32,387	61,035	60,479	19,969

EquiSelect		A 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.25
Value at end of period	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	25,975	35,897	32,592	27,150	35,483	19,270	7,968
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65
Value at end of period	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19
Number of accumulation units outstanding at end of period	399,585	485,267	591,752	707,642	901,923	1,169,013	1,497,192	1,769,408	1,987,591	2,188,290
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.05	$10.56
Value at end of period	$9.40	$11.05
Number of accumulation units outstanding at end of period	264	69
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08
Value at end of period	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23
Number of accumulation units outstanding at end of period	120,710	152,430	186,711	218,534	269,678	272,799	296,509	300,759	312,448	306,642
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.48	$8.64	$6.98	$10.17
Value at end of period	$10.52	$10.48	$8.64	$6.98
Number of accumulation units outstanding at end of period	7,131	5,366	4,426	2,065
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.75	$11.00	$8.76	$12.69	$13.09	$11.38	$10.09
Value at end of period	$13.37	$13.75	$11.00	$8.76	$12.69	$13.09	$11.38
Number of accumulation units outstanding at end of period	28,686	29,739	26,996	26,913	38,982	41,622	8,273
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.63	$12.98	$9.24	$12.94	$11.76	$11.29	$10.90
Value at end of period	$14.75	$14.63	$12.98	$9.24	$12.94	$11.76	$11.29
Number of accumulation units outstanding at end of period	9,377	6,196	4,155	0	136	136	2,428
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	40,578
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06
Value at end of period	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16
Number of accumulation units outstanding at end of period	152,939	177,985	225,053	278,982	371,937	477,307	720,716	1,026,012	1,408,962	1,872,146
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84
Value at end of period	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84
Number of accumulation units outstanding at end of period	578,978	700,247	776,451	986,400	648,399	685,672	877,404	995,189	1,471,076	2,484,858
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14
Value at end of period	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52
Number of accumulation units outstanding at end of period	910,147	1,079,995	1,240,271	1,423,034	1,717,327	2,227,307	2,934,411	3,759,407	4,384,496	4,849,912
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56
Value at end of period	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23
Number of accumulation units outstanding at end of period	1,426,836	1,649,109	1,931,627	2,356,823	3,037,057	3,893,358	5,275,066	6,547,364	7,715,877	8,639,777

EquiSelect		A 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	67,598	82,699	94,823	116,817	125,033	72,095	20,077
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.73	$9.15	$6.58	$10.22
Value at end of period	$11.47	$11.73	$9.15	$6.58
Number of accumulation units outstanding at end of period	1,999,466	2,293,767	2,666,835	2,996,751
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65	$10.20
Value at end of period	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	37,244	38,924	32,802	36,118	45,845	41,533	19,277
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.54	$12.93	$11.89
Value at end of period	$13.70	$14.54	$12.93
Number of accumulation units outstanding at end of period	635	916	793
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.08
Value at end of period	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	19,650	23,654	26,766	33,016	38,612	28,769	11,856
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	116,226	139,839	170,709	203,512	292,586	354,035	438,228	561,347
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86
Value at end of period	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71
Number of accumulation units outstanding at end of period	296,741	368,550	407,991	427,188	413,387	482,757	587,191	648,873	772,032	872,902
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.16
Value at end of period	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	3,467	2,531	2,612	2,616	3,655	5,135	3,314
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	135,255	156,152	184,582	204,911	45,177	29,697	28,805
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.84	$8.32	$8.25
Value at end of period	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	43,827	24,091	1,446

EquiSelect

A 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.31	$9.37	$9.22
Value at end of period	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	556,686	675,581	760,145
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.54	$9.63	$9.49
Value at end of period	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	326,421	404,615	433,506
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.65	$9.86	$9.75
Value at end of period	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	212,812	244,540	236,696
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.07	$12.69	$10.84
Value at end of period	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	7,680	3,449	3,408
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.02	$8.17	$6.71	$9.30
Value at end of period	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	3,497,044	4,098,628	4,789,048	648
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.71	$12.51	$10.64
Value at end of period	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	6,347	5,034	3,260
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.13	$13.00	$10.63
Value at end of period	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	750,179	881,492	1,042,930
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.40	$8.45	$6.13	$10.16
Value at end of period	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	19,760	18,520	21,649	1,829
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.80	$8.69	$6.97	$10.26
Value at end of period	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	26,971	21,252	8,116	5,168
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.56	$11.95	$9.27	$14.37	$13.27	$11.98	$10.71
Value at end of period	$15.42	$15.56	$11.95	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	459	752	1,174	1,105	4,537	5,955	7,955

EquiSelect

A 7

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.00	$8.99	$7.17	$9.83
Value at end of period	$10.55	$11.00	$8.99	$7.17
Number of accumulation units outstanding at end of period	6,733	7,234	4,462	4,187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22
Value at end of period	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96
Number of accumulation units outstanding at end of period	307,029	346,896	417,723	488,672	615,667	721,525	927,696	1,088,181	1,130,633	1,227,501
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90
Value at end of period	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45
Number of accumulation units outstanding at end of period	104,370	114,652	129,431	151,854	193,297	239,027	306,192	345,538	292,013	253,526
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	17,421	19,099	25,756	685	1,180
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.02
Value at end of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	8,922	9,909	12,166	19,834	26,557	15,279	4,534
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.36	$9.67	$7.44	$12.71	$11.18	$10.32
Value at end of period	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	27,850	29,126	40,513	36,368	25,118	3,678
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54
Value at end of period	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80
Number of accumulation units outstanding at end of period	55,030	59,281	66,646	82,214	110,712	148,777	182,204	228,715	193,148	142,642
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.08	$10.62	$10.20	$9.83
Value at end of period	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	30,998	22,329	17,879	6,172
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19	$10.42
Value at end of period	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	5,214	5,338	5,884	6,983	10,519	12,349	4,120
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.05	$7.71	$6.02	$10.16
Value at end of period	$7.63	$8.05	$7.71	$6.02
Number of accumulation units outstanding at end of period	7,765	10,922	9,614	10,576

EquiSelect

A 8

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” and “fund of funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table reflects a name change.

Fund Name Changes
Former Fund Name	Current Fund Name
ING Baron Small Cap Growth Portfolio	ING Baron Growth Portfolio

Equi-Select - EQUI

B-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully managed in-
vestment policy utilizing U.S. and foreign equity, debt and
Investment Adviser: BlackRock Advisors, LLC	money market instruments, the combination of which will be
Investment Subadviser: BlackRock Investment Management,	varied from time to time both with respect to types of securities
LLC; BlackRock International Limited	and markets in response to changing market and economic
trends.
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds Bond Portfolio	Seeks to provide as high a level of current income as is consis-
tent with the preservation of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds Global Growth and Income Portfolio	Seeks to provide you with long-term growth of capital while
providing current income.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Growth and Income Portfolio	Seeks to provide you with long-term growth of capital while
providing current income.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

Equi-Select - EQUI

B-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent invest-
Investment Adviser: Directed Services LLC	ment management.
Investment Subadviser: BlackRock Financial Management Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment Management,
LLC

ING BlackRock Science and Technology Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the EURO STOXX
Investment Subadviser: ING Investment Management Co. LLC	50® Index.

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research Com-
pany

* FMRSM is a service mark of Fidelity Management & Research
Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

Equi-Select - EQUI

B-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the FTSE 100 In-
Investment Subadviser: ING Investment Management Co. LLC	dex®.

ING Global Resources Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a diversi-
fied portfolio of common stocks and securities convertible into
Investment Adviser: ING Investments, LLC	common stocks. It is anticipated that capital appreciation and
Investment Subadviser: ING Investment Management Co. LLC	investment income will both be major factors in achieving total return.
ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Hang Seng
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a diver-
Investment Adviser: ING Investments, LLC	sified portfolio consisting primarily of debt securities. It is
Investment Subadviser: ING Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses) that corres-
pond to the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of a widely accepted International Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

Equi-Select - EQUI

B-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Tokyo Stock
Investment Subadviser: ING Investment Management Co. LLC	Price Index®.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the preser-
vation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent em-
Investment Adviser: Directed Services LLC	ployment of capital and secondarily, seeks reasonable oppor-
Investment Subadviser: Massachusetts Financial Services Com-	tunity for growth of capital and income.
pany

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial Services Com-
pany

Equi-Select - EQUI

B-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital appreci-
ation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment Management
Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management Compa-
ny LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management Compa-
ny LLC

ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital apprecia-
tion and income) consistent with a conservative level of risk
Investment Adviser: Directed Services LLC	relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital apprecia-
tion and income) consistent with a level of risk that can be ex-
Investment Adviser: Directed Services LLC	pected to be greater than that of ING Retirement Moderate
Asset Allocation Committee	Growth Portfolio.

Equi-Select - EQUI

B-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital apprecia-
tion and income) consistent with a level of risk that can be ex-
Investment Adviser: Directed Services LLC	pected to be greater than that of ING Retirement Moderate Port-
Asset Allocation Committee	folio but less than that of ING Retirement Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital apprecia-
tion and income) consistent with a level of risk that can be ex-
Investment Adviser: Directed Services LLC	pected to be greater than that of ING Retirement Conservative
Asset Allocation Committee	Portfolio but less than that of ING Retirement Moderate Growth
Portfolio.
ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Russell Top
Investment Subadviser: ING Investment Management Co. LLC	200® Growth Index.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that corres-
pond to the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Russell Top 200® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Russell Top
200® Value Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: ING Investments, LLC	includes capital appreciation and income) of the Russell Mid-
cap® Growth Index.
Investment Subadviser: ING Investment Management Co. LLC

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that corres-
pond to the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Russell Midcap® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that corres-
pond to the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Russell 2000® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a diver-
sified portfolio of common stocks of companies with smaller
Investment Adviser: ING Investments, LLC	market capitalizations.
Investment Subadviser: ING Investment Management Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel, LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors Limited

Equi-Select - EQUI

B-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return, con-
sistent with the preservation of capital and with prudent invest-
Investment Adviser: Directed Services LLC	ment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that corres-
pond to the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Barclays Capital U.S. Aggregate Bond Index.
Investment Subadviser:
ING Investment Management Co. LLC

ING WisdomTreeSM Global High-Yielding Equity Index Portfo-	Seeks investment returns that closely correspond to the price
lio*	and yield performance, (before fees and expenses) of the Wis-
domTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree Investments

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been li-
censed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Stan-
dard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data Ser-
vices Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. LLC in connection with ING Hang
Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG
DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF
THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND
ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR
ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RE-
SULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY COM-
PONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION OR
GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT MANAGE-

Equi-Select - EQUI

B-8

MENT CO. LLC IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MIS-
TAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR
(iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMA-
TION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER
PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUS-
TAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALINGWITH THE
PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS
MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SER-
VICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the
avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.

Equi-Select - EQUI

B-9

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30).
Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

Equi-Select - EQUI

C-1

PART B

Statement of Additional Information

ING EQUI-SELECT

Individual Flexible Premium Deferred Variable Annuity Contract

Issued by
SEPARATE ACCOUNT EQ

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2012

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account EQ.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s consolidated financial statements appear in the Statement of Additional
Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account EQ of ING USA Annuity and Life Insurance Company
Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account EQ.

Experts
The statements of assets and liabilities of Separate Account EQ as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2011, 2010 and 2009 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$218,345,765, $219,973,598 and $275,329,257 respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475
Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1,
2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING
USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund.
This fee, calculated as a percentage of average assets in the variable separate accounts, was $143,404,615,
$146,897,323 and $123,231,239 for the years ended 2011, 2010 and 2009, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++
and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV’s or contract values.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account EQ has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account EQ, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account EQ. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the
7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the
“yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the ING Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index,
Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Balance Sheets as of December 31, 2011 and 2010
Statements of Operations for the years ended December 31, 2011, 2010, and 2009
Statements of Comprehensive Income for the years ended December 31, 2011, 2010, and 2009
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2011, 2010, and 2009
Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
Notes to Financial Statements

Financial Statements of Separate Account EQ

The audited financial statements of Separate Account EQ are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2011
Statements of Operations for the year ended December 31, 2011
Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
Notes to Financial Statements

ING USA Annuity and Life Insurance Company
Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Balance Sheets as of December 31, 2011 and 2010	C-3
Statements of Operations for the years ended
December 31, 2011, 2010, and 2009	C-5
Statements of Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009	C-6
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2011, 2010, and 2009	C-7
Statements of Cash Flows for the years ended
December 31, 2011, 2010, and 2009	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance
Company as of December 31, 2011 and 2010, and the related statements of operations, comprehensive income, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company at December 31, 2011
and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2012

C-2

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $20,062.4 at 2011 and $20,237.9 at 2010)	$ 21,345.7	$ 20,917.5
Fixed maturities at fair value using the fair value option	335.0	237.7
Equity securities, available-for-sale, at fair value
(cost of $26.7 at 2011 and $59.2 at 2010)	27.7	66.1
Short-term investments	2,397.0	939.2
Mortgage loans on real estate	3,137.3	2,967.9
Policy loans	112.0	122.1
Loan - Dutch State obligation	658.2	843.9
Limited partnerships/corporations	305.4	295.8
Derivatives	1,670.7	293.1
Other investments	82.2	82.1
Securities pledged (amortized cost of $965.0 at 2011
and $886.6 at 2010)	1,012.8	889.4
Total investments	31,084.0	27,654.8
Cash and cash equivalents	121.2	71.5
Short-term investments under securities loan agreement,
including collateral delivered	248.3	145.1
Accrued investment income	233.3	233.4
Receivable for securities sold	32.4	16.9
Premium receivable	28.2	38.0
Deposits and reinsurance recoverable	4,068.1	3,481.4
Deferred policy acquisition costs, Value of business acquired,
and Sales inducements to contract owners	3,974.9	3,889.0
Short-term loan to affiliate	535.9	593.6
Due from affiliates	363.5	90.5
Current income taxes recoverable from Parent	204.0	-
Other assets	385.8	422.3
Assets held in separate accounts	39,356.9	44,413.3
Total assets	$ 80,636.5	$ 81,049.8

The accompanying notes are an integral part of these financial statements

C-3

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets

(In millions, except share data)

	As of December 31,
	2011	2010
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 27,970.2	$ 27,137.3
Payable for securities purchased	0.4	3.1
Payables under securities loan agreement,
including collateral held	1,069.4	203.0
Long-term debt	435.0	435.0
Due to affiliates	128.9	120.3
Funds held under reinsurance treaties with affiliates	5,456.4	3,498.2
Current income taxes payable to Parent	-	79.2
Deferred income taxes	418.9	181.0
Other liabilities	814.4	744.2
Liabilities related to separate accounts	39,356.9	44,413.3
Total liabilities	75,650.5	76,814.6

Shareholder's equity:
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,971.6	5,921.7
Accumulated other comprehensive income (loss)	435.2	132.3
Retained earnings (deficit)	(1,423.3)	(1,821.3)
Total shareholder's equity	4,986.0	4,235.2
Total liabilities and shareholder's equity	$ 80,636.5	$ 81,049.8

The accompanying notes are an integral part of these financial statements

C-4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations

(In millions)

	Years Ended December 31,
	2011	2010	2009
Revenues:
Net investment income	$ 1,409.3	$ 1,356.4	$ 1,412.4
Fee income	1,079.4	1,091.3	943.2
Premiums	456.2	280.6	786.1
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(201.5)	(300.1)	(538.9)
Portion of other-than-temporary impairment losses
recognized in Other comprehensive income (loss)	21.1	105.7	49.3
Net other-than-temporary impairments recognized in earnings	(180.4)	(194.4)	(489.6)
Other net realized capital gains (losses)	922.5	(611.3)	(2,007.5)
Total net realized capital gains (losses)	742.1	(805.7)	(2,497.1)
Other income	0.7	-	0.9
Total revenues	3,687.7	1,922.6	645.5
Benefits and expenses:
Interest credited and other benefits to contract owners	3,044.9	985.0	682.4
Operating expenses	437.1	428.4	386.1
Net amortization of deferred policy acquisition
costs and value of business acquired	(236.5)	411.6	(362.2)
Interest expense	31.7	32.1	32.9
Other expense	11.4	39.3	39.6
Total benefits and expenses	3,288.6	1,896.4	778.8
Income (loss) before income taxes	399.1	26.2	(133.3)
Income tax expense (benefit)	1.1	(55.1)	(136.5)
Net income	$ 398.0	$ 81.3	$ 3.2

The accompanying notes are an integral part of these financial statements

C-5

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Comprehensive Income

(In millions)

	For Years Ended December 31,
	2011	2010	2009
Net income	$ 398.0	$ 81.3	$ 3.2
Other comprehensive income, before tax:
Change in unrealized gains on securities	314.4	762.6	1,744.6
Change in other-than-temporary impairment losses	29.0	(6.9)	(100.1)
Pension and other post-employment benefit liability	1.0	0.9	(0.6)
Other comprehensive income, before tax	344.4	756.6	1,643.9
Income tax expense related to items
of other comprehensive income	(41.5)	(91.8)	(511.0)
Other comprehensive income, after tax	302.9	664.8	1,132.9

Comprehensive income	$ 700.9	$ 746.1	$ 1,136.1

The accompanying notes are an integral part of these financial statements

C-6

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2009	$ 2.5	$ 4,335.4	$ (1,353.4)	$ (2,217.8)	$ 766.7
Cumulative effect of change in accounting
principle, net of deferred policy acquisition
costs and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive income, after tax	-	-	1,132.9	-	1,132.9
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1
Comprehensive income:
Net income	-	-	-	81.3	81.3
Other comprehensive income, after tax	-	-	664.8	-	664.8
Total comprehensive income					746.1
Contribution of capital	-	749.0	-	-	749.0
Balance at December 31, 2010	2.5	5,921.7	132.3	(1,821.3)	4,235.2
Comprehensive income:
Net income	-	-	-	398.0	398.0
Other comprehensive income, after tax	-	-	302.9	-	302.9
Total comprehensive income					700.9
Contribution of capital	-	44.0	-	-	44.0
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 435.2	$ (1,423.3)	$ 4,986.0

The accompanying notes are an integral part of these financial statements

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Operating Activities:
Net income	$ 398.0	$ 81.3	$ 3.2
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(170.3)	(244.3)	(477.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	(213.6)	522.5	(584.7)
Net accretion/decretion of discount/premium	65.7	44.1	55.2
Future policy benefits, claims reserves, and
interest credited	1,639.9	1,114.5	1,203.5
Provision for deferred income taxes	196.9	(678.0)	220.6
Net realized capital losses	(742.1)	805.7	2,497.1
Change in:
Accrued investment income	0.1	(46.1)	27.2
Reinsurance recoverable	(728.1)	(290.2)	(705.2)
Other receivables and asset accruals	44.5	15.9	318.4
Other reinsurance asset	(0.5)	16.9	(19.0)
Due to/from affiliates	(262.1)	721.3	(831.0)
Income tax recoverable	(283.2)	10.2	390.1
Other payables and accruals	1,909.7	205.7	1,109.5
Employee share-based payments	5.9	0.6	1.7
Other, net	(9.6)	(6.8)	(205.7)
Net cash provided by operating activities	1,851.2	2,273.3	3,003.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities	5,400.7	8,028.5	6,830.0
Equity securities, available-for-sale	38.8	66.8	136.5
Mortgage loans on real estate	678.4	714.7	566.6
Limited partnership/corporations	38.9	23.0	92.6
Acquisition of:
Fixed maturities	(5,483.6)	(10,791.6)	(3,162.7)
Equity securities, available-for-sale	(5.7)	(58.4)	(10.2)
Mortgage loans on real estate	(853.6)	(278.6)	(81.1)
Limited partnerships/corporations	(39.4)	(57.1)	(32.9)
Derivatives, net	(511.9)	(740.1)	(2,285.4)
Short-term investments, net	(1,458.0)	1,104.7	(1,928.8)
Loan-Dutch State obligation, net	185.7	182.1	180.5
Policy loans, net	10.1	9.5	12.8
Collateral held, net	763.2	25.8	14.5
Other, net	(1.3)	2.0	0.9
Net cash provided by (used in) investing activities	(1,237.7)	(1,768.7)	333.3

The accompanying notes are an integral part of these financial statements

C-8

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 6,363.2	$ 3,549.4	$ 4,552.6
Maturities and withdrawals from investment contracts	(7,170.1)	(4,571.3)	(11,282.1)
Reinsurance recoverable on investment contracts	(81.4)	7.3	2,704.5
Notes to affiliates	280.5	103.5	(545.5)
Short-term repayments of repurchase agreements, net	-	(311.1)	(172.0)
Capital contribution from Parent	44.0	749.0	835.0
Net cash used in financing activities	(563.8)	(473.2)	(3,907.5)
Net increase (decrease) in cash and cash equivalents	49.7	31.4	(570.7)
Cash and cash equivalents, beginning of period	71.5	40.1	610.8
Cash and cash equivalents, end of period	$ 121.2	$ 71.5	$ 40.1
Supplemental cash flow information:
Income taxes (received) paid, net	$ 87.1	$ 614.0	$ (753.7)
Interest paid	$ 28.8	$ 29.1	$ 35.4
Non-cash transfers:
Securities received from affiliate under reinsurance agreement	$ -	$ -	$ 2,084.7
Loan-Dutch State obligation	$ -	$ -	$ 1,206.5

The accompanying notes are an integral part of these financial statements

C-9

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as
appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of
Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion” or “Parent”), which is a direct wholly-owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”). ING AIH is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock
Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that, in connection with the restructuring plan, it will prepare for a base case of an initial public offering (“IPO”)
of the Company and its U.S.-based insurance and investment management affiliates.

On September 30, 2010, ING USA purchased the remaining 30% interest in PFP
Holdings LP (“PFP”), an affiliate, from ING Clarion, an affiliate, for $11.0. The
Company previously held a 70% equity interest in PFP. Immediately upon acquisition,
PFP was dissolved as ING USA owned 100% of the limited partnership. This acquisition is treated as a combination of entities under common control (i.e. the comparative financial statements were revised and presented as if the transaction had occurred on the opening balance sheet date).

The Company currently offers various insurance products, including immediate and deferred fixed annuities. The Company’s fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers. The Company ceased new sales of variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. Some new amounts will continue to be deposited on ING USA variable annuities as add-on premiums to existing contracts.

C-10

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also offers guaranteed investment contracts and funding agreements
(collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company has one operating segment.

Basis of Presentation

The accompanying financial statements of ING USA have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and contain accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), valuation of investments and derivatives, impairments, income taxes, and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or non-performance risk, including the Company’s own credit risk. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities,

C-11

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

including quoted market prices, third-party commercial pricing services, third-party brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques. See the Fair Value Measurements note to these Financial
Statements for additional information regarding the fair value of specific financial assets and liabilities.

C-12

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company’s principal investments are as follows:

Fixed Maturities and Equity Securities: All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option (“FVO”). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) (“AOCI”), and presented net of related changes in
DAC, VOBA, and deferred income taxes.

Certain collateralized mortgage obligations (“CMOs”), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the
Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out (“FIFO”) basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income on the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities
(“CMBS”), and asset-backed securities (“ABS”). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities (“MBS”) and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management’s knowledge of the current market. For credit-sensitive MBS and ABS, and certain prepayment-
sensitive securities, the effective yield is recalculated on a prospective basis. For all other
MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.
These investments are stated at fair value.

C-13

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash.

Mortgage Loans on Real Estate: The Company’s mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-
downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains
(losses) in the Statements of Operations.

All mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends.
Loan performance is monitored on a loan-specific basis. The Company’s review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All mortgages are evaluated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.
The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

As of December 31, 2011 and 2010, all mortgage loans are held-for-investment. The
Company diversifies its mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.

The Company records an allowance for probable incurred, but not specifically identified, losses.

Loan - Dutch State Obligation: The reported value of The State of the Netherlands (the
“Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

C-14

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: The reported value of policy loans is equal to the carrying value of the loans. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, primarily private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, where the contractual right exists to receive such financial information on a timely basis. The Company’s equity in earnings from limited partnership interests are accounted for under the equity method is recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan
Bank (“FHLB”) stock, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Cash dividends are reported as income. The carrying value of the stock was $80.3 as of December 31, 2011 and 2010.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. Generally, the lending agent retains all of the cash collateral.
Collateral retained by the agent is invested in liquid assets on behalf of the Company.
The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

As of December 31, 2011 and 2010, the fair value of loaned securities was $233.0 and
$139.7, respectively, and is included in Securities pledged on the Balance Sheets.
Collateral received is included in Short-term investments under securities loan agreement, including collateral delivered. As of December 31, 2011 and 2010, liabilities to return collateral of $248.3 and $145.1, respectively, are included in Payables under securities loan agreement, including collateral held, on the Balance Sheets.

Other-than-temporary Impairments
The Company periodically evaluates its available-for-sale general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost,

C-15

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments, and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the
Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

Effective April 1, 2009, the Company prospectively adopted guidance on the recognition and presentation of OTTI losses (see the “Adoption of New Pronouncements” section below). When assessing the Company’s intent to sell a security or if it is more likely than not the Company will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-
temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets.

Prior to April 1, 2009, the Company recognized in earnings an OTTI for a fixed maturity in an unrealized loss position, unless it could assert that it had both the intent and ability to hold the fixed maturity for a period of time sufficient to allow for a recovery of estimated fair value to the security’s amortized cost. The entire difference between the fixed maturity’s amortized cost basis and its estimated fair value was recognized in earnings if the security was determined to have an OTTI.

There was no change in guidance for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security’s cost and its estimated fair value.

C-16

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

.	The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received.
The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.
.	When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company’s best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
.	Additional considerations are made when assessing the unique features that apply to certain structured securities such as RMBS, CMBS, and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; and the payment priority within the tranche structure of the security.
.	When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate.
When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenarios-
based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer;
fundamentals of the industry and geographic area in which the security issuer operates, and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of
OTTI on a fixed maturity through Net realized capital gains (losses) on the Statements of
Operations, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the

C-17

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk, and market risk. It is the Company’s policy not to offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of
Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the
Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability (“fair value hedge”); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”).
In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

.	Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

C-18

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

.	Cash Flow Hedge Relationship: For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains
(losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item.
Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the
Company’s earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains
(losses).

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below
BBB+/Baal.

The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.

The Company also has investments in certain fixed maturities, and has issued certain retail annuity products, that contain embedded derivatives whose fair value is at least

C-19

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

partially determined by levels of or changes in domestic and/or foreign interest rates
(short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included in
Derivatives as assets or liabilities on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.
Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of
Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of
Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired and Sales
Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business, and certain economic variables, such as inflation, are based on the Company’s experience and overall capital markets. At each valuation date, actual historical gross profits are reflected and estimated

C-20

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

gross profits, and related assumptions, are evaluated for continued reasonableness.
Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Amortization of deferred sales inducements on these products are also impacted by changes in assumptions (see “Sales Inducements” below).

Several assumptions are considered significant in the estimation of future gross profits associated with variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company’s practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, and a 14% cap. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations and decreased future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse, and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs

C-21

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of
Operations.

Sales inducements represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement.
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners on the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances. During the years ended December 31, 2011, 2010, and 2009, the Company capitalized $32.2, $46.9, and
$65.7, respectively, of sales inducements. During the years ended December 31, 2011,
2010, and 2009, the Company amortized $(22.9), $(110.8), and $222.5, respectively, of sales inducements.

Future Policy Benefits and Contract Owner Accounts

Reserves
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

.	Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses, and persistency are based upon the Company’s estimates of anticipated experience at the period the policy is sold, including a margin for adverse deviations. Interest rates used to calculate the present value of these reserves ranged up to 7.8%.
.	Reserves for individual immediate annuities with life contingent payout benefits are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based upon the Company’s experience at the period the policy is sold, including a margin for adverse deviations. Such

C-22

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged up to 8.0%.

Although assumptions are “locked-in” upon the issuance of traditional life insurance and immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a margin for adverse deviations. Reserves are recorded in Future policy benefits on the Balance Sheets.

Contract Owner Accounts
Contract owner account balances relate to investment-type contracts, such as guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), and universal life-type contracts and certain fixed-indexed annuity (“FIA”) contracts.

.	Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
.	Account balances for universal life and universal life-type contracts, such as individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts, are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 7.8% for the years 2011, 2010, and
2009. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
.	For FIAs, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Additional Reserves
The Company calculates additional reserve liabilities for certain universal life products and certain variable annuity guaranteed benefits. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rates consistent with the DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefits function followed by losses from that function in later years.

Guarantees
Reserves for guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”) and guaranteed minimum withdrawal benefits with life contingent payouts (“GMWBL”) are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as near-term and long-term equity market return, lapse rate, and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC, and are, thus, subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (”S&P”) 500 Index. In addition, the reserve for the GMIB guarantee incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contract owner. In general, management assumes that GMIB annuitization rates will be higher for policies with more valuable (more “in the money”)
guarantees. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

For contracts issued prior to January 1, 2000, most contracts with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk produced by such guaranteed death benefits. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedging program in lieu of reinsurance. The variable annuity guarantee hedging program is based on the Company entering into derivative positions to offset exposures to guaranteed minimum death benefits due to adverse changes in the equity markets. A hedging program is also utilized to mitigate certain risks associated with GMWBL and GMIB contracts.

Guaranteed minimum accumulation benefits (“GMABs”), and guaranteed minimum withdrawal benefits without life contingencies (“GMWBs”), and FIAs are considered embedded derivatives, which are measured at estimated fair value separately from the host annuity contract, with changes in estimated fair value reported in Interest credited and other benefits to contract owners on the Statements of Operations.

At inception of the GMAB and GMWB contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits.

C-24

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the GMAB and GMWB contracts is determined based on the present value of projected future guaranteed benefits minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.). The projection also includes adjustments for the Company’s credit risk, or risk of non-performance, and risk margins for non-capital market, or policyholder behavior, assumptions. The Company’s credit risk adjustment is based on the credit default swap spreads of ING Verzekeringen N.V.
(“ING V”), the indirect parent of ING AIH, and applied to the risk-free swap curve in the
Company’s valuation models. Risk margins are established to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The estimated fair value of the FIA contracts is based on the present value of excess of the interest payments to the contract holders over the minimum guaranteed interest rate.
Projected cashflows are based on best estimates of future excess interest payments over the anticipated life of the related contracts. These projections also include adjustments for the Company’s credit risk, or risk of non-performance, and risk margins for non-capital market, or policyholder behavior, assumptions. The Company’s credit risk adjustment is based on the credit default swaps of ING V and applied to the discount factors in its valuation models.

See the Additional Insurance Benefits and Minimum Guarantees note to these Financial
Statements for more information.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

C-25

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;
  Assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
  Investments are directed by the contract holder; and
  All investment performance, net of contract fees and assessments, is passed through to the contract holder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments.
Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations. The Statements of
Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities
(“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price.
Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the
Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in short-term investments, with the offsetting obligation to repay the loan included as a liability on the Balance Sheets.

As of December 31, 2011 and 2010, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2011 and 2010, the
Company did not have any repurchase obligation related to dollar rolls and repurchase agreements.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of

C-26

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

December 31, 2011 and 2010, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenue when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as expense when incurred.

Amounts received as payment for investment-type and universal life-type contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality, policy administration and surrender charges and are reported in fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, and interest credited to contract owner account balances.

Premiums, benefits, and expenses are presented net of reinsurance ceded to other companies.

Income Taxes

The Company’s deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The results of the Company’s operations are included in the consolidated tax return of
ING AIH. Generally, the Company’s financial statements recognize the current and

C-27

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Accounting Standards
Codification Topic 740, Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets represent the tax benefit of future deductible temporary differences and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized; and
  Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Management uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns, and the federal income tax expense.
Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority before any part of the benefit can

C-28

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

be recognized in the financial statements. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets. The combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security
Life of Denver International Limited (“SLDI”), an affiliate, contains an embedded derivative whose carrying value is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the agreement.

Participating Insurance

Participating business approximates 8.0% of the Company’s ordinary life insurance in force and 28.0% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales.
Dividends to participating policyholders of $11.1, $12.1, and $12.4, were incurred during the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets, and actual or possible claims and assessments. Amounts related to loss contingencies are accrued if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company’s best estimate of the ultimate outcome. If determined to meet the

C-29

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2011-02, “Receivables (Accounting Standards CodificationTM
(“ASC”) Topic 310): A Creditor’s Determination of Whether a Restructuring is a
Troubled Debt Restructuring” (“ASU 2011-02”), which clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

.	If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;
.	An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;
.	A restructuring that results in a delay in payment that is insignificant is not a concession;
.	A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and
.	A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of the information required in ASU 2010-20 about troubled debt restructuring, which was previously deferred by ASU 2011-01.

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the year ended December 31, 2011, as there were no troubled debt restructurings during that period.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for
Credit Losses
In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310):
Disclosures about the Credit Quality of Financing Receivables and the Allowance for
Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of

C-30

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments note to these Financial Statements, except for the disclosures about troubled debt restructurings included in ASU 2011-02, which was adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the
Company on January 1, 2011 and are included in the Financial Instruments note to these
Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic
815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”),
which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest
Entities
In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810):
Improvements to Financial Reporting by Enterprises Involved in Variable Interest
Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-
purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

  Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the

C-31

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

VIE’s activities, and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;
Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and
Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and
(ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined not to be the primary beneficiary, but in which the reporting entity has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC
Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which defers to
ASU 2009-17 for reporting entity’s interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses, and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The
Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Financial Statements.

Recognition and Presentation of Other-than-temporary Impairments
In April 2009, the FASB issued new guidance on recognition and presentation of OTTIs, included in ASC Topic 320, “Investments-Debt and Equity Securities”, which requires:

  Noncredit related impairments to be recognized in Other comprehensive income
  (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
  Total OTTIs to be presented in the Statements of Operations with an offset recognized in AOCI for the noncredit related impairments;
  A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized OTTI from Retained earnings (deficit) to AOCI; and
  Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and OTTIs.

These provisions, as included in ASC Topic 320, were adopted by the Company on
April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of DAC and income taxes of $(139.1) and $48.6, respectively, as an increase to April 1, 2009

C-32

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Retained earnings (deficit) with a corresponding decrease to AOCI, with no overall change to shareholder’s equity. See the Investments note to these Financial Statements for further information on the Company’s OTTIs, including additional required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and
Hedging”, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

  How and why derivative instruments are used;
  How derivative instruments and related hedged items are accounted for; and
  How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on
January 1, 2009, and are included in the “Derivative Financial Instruments” section above and the Fair Value Measurements note to these Financial Statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Company’s financial condition, results of operations, or cash flows.

Accounting for Transfers of Financial Assets
In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic
860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

  Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
  Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and
  Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any
QSPEs under previous U.S. GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company.

C-33

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Business Combinations

Disclosure of Supplementary Pro Forma Information for Business Combinations
In December 2010, the FASB issued ASU 2010-29, “Business Combinations (ASC Topic
805): Disclosure of Supplementary Pro Forma Information for Business Combinations”
(“ASU 2010-29”), which clarifies that if an entity presents comparative financial statements, it should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. Also, ASU 2010-29 expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the pro forma revenue and earnings.

The provisions of ASU 2010-29 were adopted by the Company on January 1, 2011 for business combinations occurring on or after that date. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, cash flows, or disclosures for the year ended December 31, 2011, as there were no business combinations during the period.

Fair Value

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and
Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,”
(“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

  Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
  Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
  Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
  Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Company on January 1, 2011. The disclosures required by ASU 2010-06 are included in the Financial Instruments note to these Financial Statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

C-34

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Measuring the Fair Value of Certain Alternative Investments
In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and
Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset
Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.
The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company. The disclosure provisions required by ASU
2009-12 are presented in the Investments note to these Financial Statements.

Interim Disclosures about Fair Value of Financial Instruments
In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments”, which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in
ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on
April 1, 2009, and are presented in the Fair Value Measurements note to these Financial
Statements. The adoption had no effect on the Company’s financial condition, results of operations, or cash flows, as the pronouncement only pertains to additional disclosure.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (ASC Topic
220): Presentation of Comprehensive Income” (“ASU 2011-05”), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

C-35

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 as of
December 31, 2011, and applied the provisions retrospectively. The Statement of
Comprehensive Income, with corresponding revisions to the Statements of Changes in
Shareholder’s Equity, is included in the Financial Statements. In addition, the required disclosures are included in the AOCI note to these Financial Statements.

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC
Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s
Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011;
however, the Company determined that there was no effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Subsequent Events
In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

  The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
  The circumstances under which an entity should recognize such events or transactions in its financial statements; and
  Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

C-36

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets & Liabilities
In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210):
Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

The provisions of ASU 2011-11 are effective, retrospectively, for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual reporting periods. The Company is currently in the process of determining the disclosure impact of adoption of the provisions of ASU 2011-11.

Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)
In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (ASC Topic
820): Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”), which includes the following amendments:

  The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;
  The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;
  An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and
  The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed, and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 are effective during interim or annual periods beginning after December 15, 2011, and should be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU
2011-04.

C-37

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB issued ASU 2011-03, “Transfers and Servicing (ASC Topic
860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-
03”), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 are effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively. The
Company is currently in the process of determining the impact of adoption of the provisions of ASU 2011-03.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC
Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance
Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company will adopt the guidance retrospectively. The Company currently estimates the adoption will result in a cumulative effect adjustment, reducing Retained earnings by approximately $490.0 and increasing Other comprehensive income by approximately $95.0 as of January 1, 2012, after considering the effects of income taxes. These impacts are subject to change as the
Company is still in the process of finalizing the impact of adoption of the provisions of
ASU 2010-26.

C-38

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.	Investments

	Fixed Maturities and Equity Securities

	Available-for-sale and fair value option fixed maturities and equity securities were as
	follows as of December 31, 2011.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital	Fair
		Cost	Gains	Losses	Value	OTTI(2)
	Fixed maturities:
	U.S. Treasuries	$ 1,692.9	$ 92.9	$ -	$ 1,785.8	$ -
	U.S. government agencies
	and authorities	19.9	3.8	-	23.7	-
	State, municipalities, and political
	subdivisions	98.9	6.8	0.9	104.8	-

	U.S. corporate securities:
	Public utilities	1,916.4	188.4	9.7	2,095.1	-
	Other corporate securities	7,611.3	596.1	31.7	8,175.7	-
	Total U.S. corporate securities	9,527.7	784.5	41.4	10,270.8	-

	Foreign securities(1):
	Government	349.0	26.7	5.4	370.3	-
	Other	4,939.4	336.8	64.4	5,211.8	0.1
	Total foreign securities	5,288.4	363.5	69.8	5,582.1	0.1

	Residential mortgage-backed securities	2,090.0	245.2	90.9	2,244.3	76.0
	Commercial mortgage-backed securities	1,910.3	118.0	26.4	2,001.9	1.9
	Other asset-backed securities	734.3	15.4	69.6	680.1	-

	Total fixed maturities, including
	securities pledged	21,362.4	1,630.1	299.0	22,693.5	78.0
	Less: securities pledged	965.0	49.8	2.0	1,012.8	-
	Total fixed maturities	20,397.4	1,580.3	297.0	21,680.7	78.0
	Equity securities	26.7	1.8	0.8	27.7	-
	Total investments	$ 20,424.1	$ 1,582.1	$ 297.8	$ 21,708.4	$ 78.0

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

C-39

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and fair value option fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value	OTTI(2)
Fixed maturities:
U.S. Treasuries	$ 1,595.7	$ 19.4	$ 2.4	$ 1,612.7	$ -
U.S. government agencies and authorities	24.2	0.3	0.2	24.3	-
State, municipalities, and political
subdivisions	126.5	3.6	11.6	118.5	-

U.S. corporate securities:
Public utilities	1,609.6	83.9	19.8	1,673.7	-
Other corporate securities	7,433.9	367.2	62.1	7,739.0	0.3
Total U.S. corporate securities	9,043.5	451.1	81.9	9,412.7	0.3

Foreign securities(1):
Government	474.6	39.0	4.3	509.3	-
Other	4,742.9	216.7	70.0	4,889.6	0.1
Total foreign securities	5,217.5	255.7	74.3	5,398.9	0.1

Residential mortgage-backed securities	2,028.7	240.8	98.5	2,171.0	67.2
Commercial mortgage-backed securities	2,112.2	125.8	39.1	2,198.9	7.3
Other asset-backed securities	1,213.9	17.8	124.1	1,107.6	32.1

Total fixed maturities, including securities
pledged	21,362.2	1,114.5	432.1	22,044.6	107.0
Less: securities pledged	886.6	17.5	14.7	889.4	-
Total fixed maturities	20,475.6	1,097.0	417.4	21,155.2	107.0
Equity securities	59.2	6.9	-	66.1	-
Total investments	$ 20,534.8	$ 1,103.9	$ 417.4	$ 21,221.3	$ 107.0

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit impairments").

C-40

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value and amortized cost of total fixed maturities, including securities pledged, as of December 31, 2011, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities and other ABS are shown separately because they are not due at a single maturity date.

	Fair	Amortized
	Value	Cost
Due to mature:
One year or less	$ 1,472.2	$ 1,444.7
After one year through five years	5,669.9	5,479.9
After five years through ten years	6,390.4	5,987.4
After ten years	4,234.7	3,715.8
Mortgage-backed securities	4,246.2	4,000.3
Other asset-backed securities	680.1	734.3
Fixed maturities, including securities pledged	$ 22,693.5	$ 21,362.4

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at
December 31, 2011 and 2010.

At December 31, 2011 and 2010, fixed maturities with fair values of $12.2 and $12.4, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations
(“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2011 and
2010, approximately 29.3% and 22.9%, respectively, of the Company’s CMO holdings were invested in those types of CMOs such as interest-only or principal-only strips, which are subject to more prepayment and extension risk than traditional CMOs.

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value with changes in fair value reported in Other net realized gains (losses) in the Statements of Operations.

Transfer of Alt-A RMBS Participation Interest and Related Loan to Dutch State

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets
Back-Up Facility covering 80% of ING’s Alt-A RMBS. Refer to the Related Party
Transactions note to these Financial Statements for further details of these agreements.

C-41

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $3.5 and $2.7 at December 31, 2011 and 2010, respectively, is included in Limited partnerships/corporations on the Balance
Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS,
CMBS and ABS. Some RMBS investments are in various senior level tranches of mortgage securitizations issued and guaranteed by Fannie Mae, Freddie Mac, or a similar government-sponsored entity, typically referred to as “agency pass-through” investments.
These securitizations pool residential mortgages and pass through the principal and interest to investors based on the terms of each tranche or portion of the total pool.
Investments held by the Company in non-agency RMBS and CMBS also include interest-
only, principal-only, and inverse floating securities. Through its investments, the
Company is not obligated to provide any financial or other support to these entities.

Each of the RMBS, CMBS, and ABS entities described above are thinly capitalized by design, and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS, and ABS entities in which it holds investments. These investments are accounted for as investments as described in the Business, Basis of Presentation and Significant Accounting Policies note to these
Financial Statements.

C-42

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance
Commissioners (“NAIC”) evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called “NAIC designations.” An internally developed rating is used as permitted by the NAIC, if no rating is available. The NAIC designations are generally similar to the credit quality designations of a Nationally Recognized Statistical
Rating Organization (“NRSRO”) for marketable fixed maturity securities, called “rating agency designations,” except for certain structured securities as described below. NAIC designations of "1," highest quality, and "2," high quality, include fixed maturity securities generally considered investment grade (“IG”) by such rating organizations.
NAIC designations 3 through 6 include fixed maturity securities generally considered below investment grade (“BIG”) by such rating organizations.

The NAIC adopted revised designation methodologies for non agency RMBS, including
RMBS backed by subprime mortgage loans reported within ABS, that became effective
December 31, 2009 and for CMBS that became effective December 31, 2010. The
NAIC’s objective with the revised designation methodologies for these structured securities was to increase the accuracy in assessing expected losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. The revised methodologies reduce regulatory reliance on rating agencies and allow for greater regulatory input into the assumptions used to estimate expected losses from such structured securities.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about the Company’s fixed maturity securities holdings, including securities pledged, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate to NAIC designation, but represents the
Company’s best estimate of comparable ratings from rating agencies, including Moody's,
S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

It is management’s objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company’s portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the
Company on a basis believed to be similar to that used by the rating agencies. Ratings are

C-43

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derived from three NRSRO ratings and are applied as follows based on the number of agency rating received:

  when three ratings are received then the middle rating is applied;
  when two ratings are received then the lower rating is applied;
  when a single rating is received, the NRSRO rating is applied;
  and, when ratings are unavailable then an internal rating is applied.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for IG and BIG securities by duration, based on NAIC designations, were as follows at December 31, 2011 and 2010.

		2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 40.0	13.4%	$ 10.9	3.6%	$ 124.6	28.8%	$ 12.4	2.9%
More than six months
and twelve months or less
below amortized cost	38.3	12.8%	4.0	1.3%	2.2	0.5%	0.1	0.0%
More than twelve months
below amortized cost	136.5	45.7%	69.3	23.2%	167.5	38.8%	125.3	29.0%
Total unrealized capital loss	$ 214.8	71.9%	$ 84.2	28.1%	$ 294.3	68.1%	$ 137.8	31.9%

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for securities rated BBB and above (Investment Grade
(“IG”)) and securities rated BB and below (Below Investment Grade (“BIG”)) by duration, based on NRSRO ratings, were as follows at December 31, 2011 and 2010.

		2011				2010
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$ 40.3	13.5%	$ 10.6	3.5%	$ 125.0	29.0%	$ 12.0	2.8%
More than six months
and twelve months or less
below amortized cost	26.9	9.0%	15.4	5.2%	2.2	0.5%	0.1	0.0%
More than twelve months
below amortized cost	69.8	23.3%	136.0	45.5%	97.8	22.6%	195.0	45.1%
Total unrealized capital loss	$ 137.0	45.8%	$ 162.0	54.2%	$ 225.0	52.1%	$ 207.1	47.9%

C-44

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at December 31, 2011 and 2010.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2011
U.S. Treasuries	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
U.S. government
agencies
and authorities	-	-	-	-	-	-	-	-
U.S. corporate, state,
and municipalities	798.9	17.6	97.6	4.1	208.0	20.6	1,104.5	42.3
Foreign	476.5	30.2	51.1	5.0	339.5	34.6	867.1	69.8
Residential
mortgage-backed	74.6	0.9	188.2	5.7	305.6	84.3	568.4	90.9
Commercial
mortgage-backed	155.1	1.9	234.7	17.9	35.7	6.6	425.5	26.4
Other asset-backed	42.6	0.3	26.5	9.6	142.1	59.7	211.2	69.6
Total	$ 1,547.7	$ 50.9	$ 598.1	$ 42.3	$ 1,030.9	$ 205.8	$ 3,176.7	$ 299.0

2010
U.S. Treasuries	$ 677.8	$ 2.4	$ -	$ -	$ -	$ -	$ 677.8	$ 2.4
U.S. government
agencies
and authorities	18.1	0.2	-	-	-	-	18.1	0.2
U.S. corporate, state,
and municipalities	2,494.7	73.0	37.1	1.0	258.9	19.5	2,790.7	93.5
Foreign	1,277.5	52.8	35.8	1.1	195.4	20.4	1,508.7	74.3
Residential
mortgage-backed	472.6	7.2	1.0	0.1	336.5	91.2	810.1	98.5
Commercial
mortgage-backed	22.6	0.4	4.3	0.1	390.2	38.6	417.1	39.1
Other asset-backed	133.5	1.0	8.7	0.0	441.6	123.1	583.8	124.1
Total	$ 5,096.8	$ 137.0	$ 86.9	$ 2.3	$ 1,622.6	$ 292.8	$ 6,806.3	$ 432.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 83.4% of the average book value as of December 31, 2011.

C-45

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
Six months or less
below amortized cost	$ 1,638.7	$ 178.0	$ 52.5	$ 52.5	271	49
More than six months and
twelve months or less
below amortized cost	645.4	57.1	38.0	17.3	67	22
More than twelve months
below amortized cost	735.1	221.4	47.0	91.7	126	80
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

2010
Six months or less
below amortized cost	$ 5,650.7	$ 49.3	$ 172.3	$ 13.2	585	14
More than six months and
twelve months or less
below amortized cost	289.5	18.9	15.9	4.8	46	3
More than twelve months
below amortized cost	688.7	541.3	40.6	185.3	95	137
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

C-46

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2011 and 2010.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2011
U.S. Treasuries	$ -	$ -	$ -	$ -	-	-
U.S. government agencies
and authorities	-	-	-	-	-	-
U.S. corporate, state and
municipalities	1,112.3	34.5	32.4	9.9	137	5
Foreign	850.6	86.3	41.7	28.1	131	12
Residential mortgage-backed	500.9	158.4	31.7	59.2	98	89
Commercial mortgage-backed	446.3	5.6	25.1	1.3	24	1
Other asset-backed	109.1	171.7	6.6	63.0	74	44
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

2010
U.S. Treasuries	$ 680.2	$ -	$ 2.4	$ -	2	-
U.S. government agencies
and authorities	18.3	-	0.2	-	2	-
U.S. corporate, state and
municipalities	2,850.0	34.2	84.1	9.4	279	6
Foreign	1,563.7	19.3	69.2	5.1	142	7
Residential mortgage-backed	636.6	272.0	22.1	76.4	121	77
Commercial mortgage-backed	418.6	37.6	22.1	17.0	27	9
Other asset-backed	461.5	246.4	28.7	95.4	153	55
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

At December 31, 2011, the Company held no fixed maturity with an unrealized capital loss in excess of $10.0. At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0. The unrealized capital loss on this fixed maturity equaled $17.8, or 4.1% of the total unrealized losses, as of December 31, 2010.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in OTTI, which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

C-47

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in AOCI, by type for the years ended December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment Securities		Impairment Securities		Impairment Securities
U.S. Treasuries	$ -	-	$ -	-	$ 114.7	10
U.S. corporate	9.5	17	4.8	19	55.2	55
Foreign(1)	27.2	52	30.7	23	31.1	45
Residential mortgage-backed	12.3	65	24.5	67	78.6	84
Commercial mortgage-backed	49.7	14	23.2	7	70.9	5
Other asset-backed	74.8	60	104.6	54	114.5	44
Equity	-	-	0.0	1	3.3	5
Public utilities	-	-	0.3	5	-	-
Mortgage loans on real estate	6.9	5	6.3	5	20.9	8
Limited partnerships	-	-	-	-	0.4	1
Total	$ 180.4	213	$ 194.4	181	$ 489.6	257
(1) Primary U.S. dollar denominated.

The above tables include $27.6, $95.5, and $171.2, for the years ended December 31,
2011, 2010, and 2009, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $152.8, $98.9, and
$318.4, in write-downs for the years ended December 31, 2011, 2010, and 2009, respectively, are related to intent impairments. The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended
December 31, 2011, 2010, and 2009.

	2011		2010		2009
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ -	-	$ -	-	$ 114.7	10
U.S. Corporate	9.5	16	3.8	18	45.9	41
Foreign(1)	24.1	48	12.8	18	25.6	41
Residential mortgage-backed	1.8	8	6.1	11	2.9	1
Commercial mortgage-backed	45.5	14	3.9	2	70.9	5
Other asset-backed	71.9	59	72.0	35	58.4	13
Public utilities	-	-	0.3	5	-	-
Total	$ 152.8	145	$ 98.9	89	$ 318.4	111
(1) Primarily U.S. dollar denominated.

C-48

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security.

The fair value of fixed maturities with other-than-temporary impairments as of
December 31, 2011, 2010, and 2009 was $2.1 billion, $2.3 billion, and $2.4 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2011, 2010, and 2009, for which a portion of the OTTI was recognized in AOCI, and the corresponding changes in such amounts.

	2011	2010	2009
Balance at January 1	$ 118.2	$ 123.3	$ -
Implementation of OTTI guidance included in
ASC Topic 320(1)	-	-	92.7
Additional credit impairments:
On securities not previously impaired	5.0	20.0	21.7
On securities previously impaired	6.7	23.4	13.8
Reductions:
Intent Impairments	(3.4)	(7.1)	-
Securities sold, matured, prepaid or paid down	(62.4)	(41.4)	(4.9)
Balance at December 31	$ 64.1	$ 118.2	$ 123.3

(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income Sources of Net investment income were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$ 1,242.5	$ 1,182.2	$ 1,240.9
Equity securities, available-for-sale	3.7	4.5	19.1
Mortgage loans on real estate	174.9	180.8	198.7
Real Estate	-	(3.3)	-
Policy loans	6.6	7.2	7.6
Short-term investments and cash equivalents	2.0	4.1	5.6
Limited partnerships/corporations	17.1	20.0	(10.1)
Other	21.3	14.0	10.8
Gross investment income	1,468.1	1,409.5	1,472.6
Less: investment expenses	58.8	53.1	60.2
Net investment income	$ 1,409.3	$ 1,356.4	$ 1,412.4

C-49

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is generally determined based on first-in-first-out (“FIFO”) methodology. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009

Fixed maturities, available-for-sale, including
securities pledged	$ 33.7	$ 11.8	$ (298.0)
Fixed maturities at fair value using the fair value option	(34.4)	(14.6)	117.6
Equity securities, available-for-sale	(0.2)	1.9	6.4
Derivatives	748.7	(795.6)	(2,307.2)
Other investments	(5.7)	(9.2)	(15.9)
Net realized capital gains (losses)	$ 742.1	$ (805.7)	$ (2,497.1)
After-tax net realized capital losses	$ 591.4	$ (580.7)	$ (1,590.2)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Proceeds on sales	$ 3,821.9	$ 6,211.7	$ 5,202.4
Gross gains	238.0	243.1	173.3
Gross losses	33.7	37.4	98.3

C-50

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

	The following tables present the Company’s hierarchy for its assets and liabilities
	measured at fair value on a recurring basis as of December 31, 2011 and 2010.

			2011
		Level 1	Level 2	Level 3(1)	Total
	Assets:
	Fixed maturities
	including securities pledged:
	U.S. Treasuries	$ 1,778.0	$ 7.8	$ -	$ 1,785.8
	U.S government agencies and authorities	-	23.7	-	23.7
	U.S. corporate, state and municipalities	-	10,251.1	124.5	10,375.6
	Foreign	-	5,525.2	56.9	5,582.1
	Residential mortgage-backed securities	-	2,183.6	60.7	2,244.3
	Commercial mortgage-backed securities	-	2,001.9	-	2,001.9
	Other asset-backed securities	-	600.8	79.3	680.1
	Equity securities, available-for-sale	11.4	-	16.3	27.7
	Derivatives:
	Interest rate contracts	4.0	1,596.0	-	1,600.0
	Foreign exchange contracts	-	9.7	-	9.7
	Equity contracts	26.5	-	33.6	60.1
	Credit contracts	-	0.9	-	0.9
	Cash and cash equivalents, short-term
	investments, and short-term investments
	under securities loan agreement	2,760.7	5.8	-	2,766.5
	Assets held in separate accounts	39,356.9	-	-	39,356.9
	Total	$ 43,937.5	$ 22,206.5	$ 371.3	$66,515.3

	Liabilities:
	Investment contract guarantees:
	Fixed Indexed Annuities ("FIA")	$ - $	- $ 1,282.2		$1,282.2
	Guaranteed Minimum Withdrawal and
	Accumulation Benefits ("GMWB"
	and "GMAB")	-	-	114.9	114.9
	Embedded derivative on reinsurance	-	230.9	-	230.9
	Derivatives:
	Interest rate contracts	-	526.7	-	526.7
	Foreign exchange contracts	-	42.4	-	42.4
	Equity contracts	3.3	-	25.1	28.4
	Credit contracts	-	1.2	12.9	14.1
	Total	$ 3.3 $	801.2 $	1,435.1 $	2,239.6

(1) Level 3 net assets and liabilities accounted for (1.7)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (4.3)%.

C-51

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities
including securities pledged:
U.S. Treasuries	$ 1,552.3	$ 60.4 $	-	$ 1,612.7
U.S government agencies and authorities	-	24.3	-	24.3
U.S. corporate, state and municipalities	-	9,491.1	40.1	9,531.2
Foreign	-	5,389.1	9.8	5,398.9
Residential mortgage-backed securities	-	1,979.5	191.5	2,171.0
Commercial mortgage-backed securities	-	2,198.9	-	2,198.9
Other asset-backed securities	-	458.2	649.4	1,107.6
Equity securities, available-for-sale	52.6	-	13.5	66.1
Derivatives:
Interest rate contracts	2.6	162.5	12.0	177.1
Foreign exchange contracts	-	5.1	-	5.1
Equity contracts	12.4	-	95.3	107.7
Credit contracts	-	3.2	-	3.2
Embedded derivative on reinsurance	-	20.9	-	20.9
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,155.8	-	-	1,155.8
Assets held in separate accounts	44,413.3	-	-	44,413.3
Total	$ 47,189.0	$ 19,793.2 $	1,011.6	$ 67,993.8

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities ("FIA")	$ -	$ -	$ 1,165.5	$ 1,165.5
Guaranteed Minimum Withdrawal and
Accumulation Benefits ("GMWB"
and "GMAB")	-	-	77.0	77.0
Derivatives:
Interest rate contracts	-	419.2	0.3	419.5
Foreign exchange contracts	-	42.1	-	42.1
Equity contracts	0.8	-	16.0	16.8
Credit contracts	-	0.1	14.4	14.5
Total	$ 0.8	$ 461.4 $	1,273.2	$ 1,735.4

(1) Level 3 net assets and liabilities accounted for (0.4)% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (1.2)%.

C-52

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transfers in and out of Level 1 and 2

There were no transfers between Levels 1 and Level 2 for the year ended December 31,
2011.

During 2010, certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from
Level 1 to Level 2. These securities for the year ended December 31, 2010, include U.S.
Treasury strips of $79.4 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-
dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The
Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments note. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction
(or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The
Company reviews the assumptions and inputs used by third party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from the third party

C-53

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2011 and 2010, except for the Company’s use of commercial pricing services to value certain CMOs which commenced in the first quarter of 2010. Certain CMOs were previously valued using an average of broker quotes when more than one broker quote is provided.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and are classified as Level 2 assets. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities,
CMBS, and RMBS, including certain CMO assets and subprime RMBS. During the first quarter of 2011, the market for subprime RMBS had been determined to be active, and as such, these securities are now included in Level 2 of the valuation hierarchy.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
At December 31, 2011, $163.6 and $17.6 billion of a total of $22.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The

C-54

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For certain CMO assets, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents
“exit price” for the instrument.

Fair values of privately placed bonds are primarily determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond. In addition, certain privately placed bonds are valued using broker quotes and internal pricing models and are classified as Level 3 assets. The Company’s internal pricing models utilize the
Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the models include, but are not limited to, current market inputs, such as credit loss assumptions, assumed prepayment speeds and business performance.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and certain short-term investments are determined based on quoted market prices. These assets are classified as
Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index

C-55

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

prices, and London Interbank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the
Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process.
Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed riders for Guaranteed Minimum Accumulation Benefits (“GMABs”) and
Guaranteed Minimum Withdrawal Benefits (“GMWBs”) without life contingencies in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts.
The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.
These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the
Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2011, the credit spreads of ING and the Company

C-56

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

decreased by approximately 93 basis points from December 31, 2010, which contributed to changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International
Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below.

C-57

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2011.

						December 31, 2011
											Change in
	Fair Value Total realized/unrealized							Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:						in to	out of	as of	(losses) included
	January 1 Net income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ 40.1	$ (0.3) $	(2.7)	$ 12.6	$ -	$ - $	(24.7)	$ 99.5	$ -	$ 124.5	$ (0.2)
Foreign	9.8	0.3	(0.1)	13.9	-	(12.5)	(7.7)	54.9	(1.7)	56.9	(0.5)
Residential mortgage-backed securities	191.5	-	(0.6)	34.3	-	-	(11.3)	1.9	(155.1)	60.7	(1.0)
Other asset-backed securities	649.4	(76.8)	64.3	-	-	(214.7)	(35.7)	-	(307.2)	79.3	(10.1)
Total fixed maturities, including
securities pledged:	890.8	(76.8)	60.9	60.8	-	(227.2)	(79.4)	156.3	(464.0)	321.4	(11.8)
Equity securities, available for sale	13.5	(0.1)	0.1	4.3	-	(0.2)	-	-	(1.3)	16.3	-
Derivatives, net	76.6	(38.6)	-	-	-	(42.4)	-	-	-	(4.4)	(50.0)
Investment contract guarantees:
FIA	(1,165.5)	(111.7)	-	(128.3)	-	123.3	-	-	-	(1,282.2)	-
GMWB/GMAB	(77.0)	(33.8)	-	(6.3)	-	2.2	-	-	-	(114.9)	-
Total Investment contract guarantees	(1,242.5)	(145.5) (1)	-	(134.6)	-	125.5	-	-	-	(1,397.1)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-58

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2010.

				December 31, 2010
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ (0.6)	$ (1.4) $	42.1	$ -	$ 40.1	$ -
Foreign	-	-	0.4	5.3	4.1	-	9.8	(0.2)
Residential mortgage-backed securities	1,042.4	(1.1)	(0.4)	(41.9)	13.2	(820.7)	191.5	(6.7)
Other asset-backed securities	423.9	(104.3)	212.7	(99.7)	216.8	-	649.4	(105.5)
Total fixed maturities, including
securities pledged:	1,466.3	(105.4)	212.1	(137.7)	276.2	(820.7)	890.8	(112.4)
Equity securities, available for sale	4.5	(0.7)	0.1	9.6	-	-	13.5	-
Derivatives, net	111.9	(71.3)	-	36.0	-	-	76.6	27.9
Investment contract guarantees:
FIA	(927.2)	(230.0)	-	(8.3)	-	-	(1,165.5)	-
GMWB/GMAB	(73.9)	(7.2)	-	4.1	-	-	(77.0)	-
Total Investment contract guarantees	(1,001.1)	(237.2) (1)	-	(4.2)	-	-	(1,242.5)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract -by-contract basis.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-59

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2011 in Fixed maturities, including securities pledged, are primarily due to the Company’s determination that the market for subprime RMBS securities has become active. While the valuation methodology has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2. The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to an increased utilization of vendor valuations of certain CMOs.

The remaining transfers in and out of Level 3 for fixed maturities during the year ended
December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies.
When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

C-60

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2011 and 2010.

		2011			2010
	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 22,358.5	$ 22,358.5		$ 21,806.9	$ 21,806.9
Fixed maturities at fair value using
the fair value option	335.0		335.0	237.7		237.7
Equity securities, available-for-sale	27.7		27.7	66.1		66.1
Mortgage loans on real estate	3,137.3		3,214.1	2,967.9		3,036.0
Loan - Dutch State obligation	658.2		660.6	843.9		795.7
Limited partnerships/corporations	305.4		305.4	295.8		297.9
Policy loans	112.0		112.0	122.1		122.1
Cash, cash equivalents, Short-term
investments, and Short-term
investments under securities loan
agreement	2,766.5		2,766.5	1,155.8		1,155.8
Derivatives	1,670.7		1,670.7	293.1		293.1
Other investments	82.2		82.2	82.1		82.1
Deposits from affiliates	1,377.6		1,360.3	1,600.4		1,577.3
Embedded derivative on reinsurance	-		-	20.9		20.9
Assets held in separate accounts	39,356.9		39,356.9	44,413.3		44,413.3
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	20,338.2		20,634.4	20,819.6		20,272.4
Guaranteed investment contracts
and funding agreements	2,367.7		2,568.2	2,218.3		1,909.5
Supplementary contracts and
immediate annuities	816.1		884.6	803.3		716.8
Embedded derivative on reinsurance	230.9		230.9	-		-
Derivatives	611.6		611.6	492.9		492.9
Investment contract guarantees:
Fixed indexed annuities	1,282.2		1,282.2	1,165.5		1,165.5
Guaranteed minimum withdrawal
and accumulation benefits	114.9		114.9	77.0		77.0
Notes to affiliates	435.0		419.3	435.0		447.2

(1)	Certain amounts included in Deferred annuities are also reflected within the Investment contract guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic
825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are

C-61

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is estimated based on the Net Asset Value
(“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments is estimated based on the
Company’s percentage of ownership of third party appraised value for joint ventures and third party appraised value for real estate. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The

C-62

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

augmentation is present to account for non-performance risk. A margin for non-
financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contract holder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the
Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at
December 31, 2011 and 2010.

	2011	2010
Total commercial mortgage loans	$ 3,138.8	$ 2,970.9
Collective valuation allowance	(1.5)	(3.0)
Total net commercial mortgage loans	$ 3,137.3	$ 2,967.9

As of December 31, 2011, all commercial mortgage loans are held-for-investment. The
Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-
specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating

C-63

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process. The collective valuation allowance is determined based on historical loss rates as adjusted by current economic information for all loans that are not determined to have an individually-assessed loss. The changes in the collective valuation allowance were as follows for the years ended December 31, 2011 and 2010.

	2011	2010
Collective valuation allowance for losses, beginning of year	$ 3.0	$ 4.1
Addition to / (release of) allowance for losses	(1.5)	(1.1)
Collective valuation allowance for losses, end of year	$ 1.5	$ 3.0

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2011 and 2010.

	2011 (1)	2010 (1)
Loan to Value Ratio:
0% - 50%	$ 920.9	$ 1,140.4
50% - 60%	833.9	707.7
60% - 70%	1,173.2	903.4
70% - 80%	191.3	197.6
80% - 90%	19.5	21.8
Total Commercial Mortgage Loans	$ 3,138.8	$ 2,970.9
(1) Balances do not include allowance for mortgage loan credit losses.

	2011 (1)	2010 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,105.3	$ 2,038.3
1.25x - 1.5x	565.8	387.9
1.0x - 1.25x	355.5	255.2
Less than 1.0x	112.2	144.0
Mortgages secured by loans on land or construction loans	-	145.5
Total Commercial Mortgage Loans	$ 3,138.8	$ 2,970.9
(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with substantially all of commercial mortgages classified as performing. The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due. As of
December 31, 2011 and 2010, there were no commercial loans classified as delinquent.
The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is

C-64

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

discontinued. Interest accrual is not resumed until past due payments are brought current.
At December 31, 2011 and 2010, there were no commercial mortgage loans on nonaccrual status.

All commercial mortgages are evaluated for the purpose of quantifying the level of risk.
Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2011 and
2010.

	2011	2010
Impaired loans without valuation allowances	$ -		$16.5

Unpaid principal balance of impaired loans	$ -		$18.7

The following is information regarding impaired loans, restructured loans, loans 90 days or more past due and loans in the process of foreclosure for the years ended December 31, 2011, 2010, and 2009.

	2011		2010	2009
Impaired loans, average investment during the period	$ 8.3		$ 28.0	$ 19.8
Interest income recognized on impaired loans,
on an accrual basis		-	1.3	1.4
Interest income recognized on impaired loans,
on a cash basis		-	1.4	1.2
Loans in foreclosure, at amortized cost		-	-	8.7

Troubled Debt Restructuring

The Company has high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued

C-65

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring.
Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with pre-modification and post-modification carrying value of $9.8.

During the twelve months ended December 31, 2011, the Company had no loans modified in a troubled debt restructuring with a subsequent payment default.

Derivative Financial Instruments

See the Business, Basis of Presentation and Significant Accounting Policies note to these
Financial Statements for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S.
dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values, which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Certain forwards are acquired to hedge certain CMO assets held by the
Company against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards). The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices.
Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Options: Call options are used to hedge against an increase in the various equity indices.
Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense.

Embedded derivatives: The Company also has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

C-67

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31,
2011 and 2010.

		2011			2010
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge
accounting(1)
Cash flow hedges:
Interest rate contracts	-	$ -	$ -	6.5	$ 0.5	$ -
Foreign exchange contracts	-	-	-	25.4	-	0.2
Fair value hedges:
Interest rate contracts	-	-	-	73.0	-	7.2
Derivatives: Non-Qualifying for
hedge accounting(1)
Interest rate contracts	27,213.8	1,600.0	526.7	17,450.9	176.6	412.3
Foreign exchange contracts	1,297.8	9.7	42.4	908.4	5.1	41.9
Equity contracts	15,434.3	60.1	28.4	9,269.8	107.7	16.8
Credit contracts	143.4	0.9	14.1	333.8	3.2	14.5

Embedded derivatives:
Within retail annuity products(2)	N/A	-	1,397.1	N/A	-	1,242.5
Within reinsurance agreement (3)	N/A	-	230.9	N/A	20.9	-
Total		$ 1,670.7	$ 2,239.6		$ 314.0	$ 1,735.4
N/A - Not applicable.

(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Balance Sheets.
(2)	The fair values of embedded derivatives within retail annuity products are reported in Future policy benefits and claims reserves on the Balance Sheets.
(3)	The fair values of embedded derivatives within reinsurance agreements are reported in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

C-68

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended
December 31, 2011, 2010, and 2009.

	2011	2010	2009
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ -	$ -	$ -
Fair value hedges:
Interest rate contracts	-	(3.3)	(1.8)
Derivatives: Non-Qualifying for hedge accounting(1)
Interest rate contracts	1,305.1	50.8	(183.8)
Foreign exchange contracts	(5.8)	9.3	(38.2)
Equity contracts	(548.2)	(853.4)	(2,070.4)
Credit contracts	(2.4)	1.0	(12.9)

Embedded derivatives:
Within retail annuity products(2)	(145.5)	(237.2)	(66.3)
Within reinsurance agreement (2)	(251.8)	(17.8)	38.7
Total	$ 351.4	$ (1,050.6)	$ (2,334.7)
~~(~~1) Changes in value for effective fair value hedges are recorded in Net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Net realized capital gains (losses) on the Statements of
Operations.
~~(~~2) Changes in value are included in Interest credited and other benefits to contract owners on the Statements of
Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.
Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives
Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Balance Sheets and is reinvested in short-term investments.
Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets.
In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2011, the fair value of credit default swaps of $0.9 and
$14.1 was included in Derivatives and Other liabilities, respectively, on the Balance

C-69

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Sheets. At December 31, 2010, the fair value of credit default swaps of $3.2 and $14.5 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of December 31, 2011 and 2010, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $108.8 and $308.1, respectively.

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Beginning in the first quarter of 2011, the Company implemented a reversion to the mean technique of estimating its short-term equity market return assumptions. This change in estimate was applied prospectively in first quarter 2011. The reversion to the mean technique is a common industry practice in which DAC and VOBA unlocking for short-
term equity returns only occurs if equity market performance falls outside established parameters.

Activity within DAC was as follows for the years ended December 31, 2011, 2010, and
2009.

	2011	2010	2009
Balance at January 1	$ 3,155.0	$ 3,718.0	$ 4,205.5
Deferrals of commissions and expenses	138.1	197.4	411.7
Amortization:
Amortization	20.7	(616.9)	171.7
Interest accrued at 3.8% to 5.7%	221.6	230.2	191.3
Net amortization included in the
Statements of Operations	242.3	(386.7)	363.0
Change in unrealized capital gains/losses on
available-for-sale securities	(233.4)	(373.7)	(1,262.2)
Balance at December 31	$ 3,302.0	$ 3,155.0	$ 3,718.0

Activity within VOBA was as follows for the years ended December 31, 2011, 2010, and
2009.

	2011	2010	2009
Balance at January 1	$ 68.1	$ 113.4	$ 195.1
Amortization:
Amortization	(9.6)	(30.1)	(7.5)
Interest accrued at 3.8% to 5.7%	3.8	5.2	6.7
Net amortization included in the
Statements of Operations	(5.8)	(24.9)	(0.8)
Change in unrealized capital gains/losses on
available-for-sale securities	(15.8)	(20.4)	(80.9)
Balance at December 31	$ 46.5	$ 68.1	$ 113.4

C-70

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, is $8.7, $5.9, $8.2,
$7.9 and $7.6, for the years 2012, 2013, 2014, 2015, and 2016, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The net amortization of DAC and VOBA for the year ended December 31, 2011 experienced a favorable variance driven by lower actual gross profits, as well as higher estimated future gross profits.

During 2011, 2010, and 2009, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its amortization for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its
fixed and variable annuity products.	These adjustments and their acceleration
(deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 2011, 2010, and 2009.

	2011	2010	2009
Impact of separate account growth and contract owner
withdrawal behavior different from assumptions	$ 48.3	$ 114.2	$ (324.1)
Impact of current year gross profit variances	2.0	(40.2)	342.6
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions	(32.0)	(81.6)	88.9
Impact of refinements of gross profit projections	(8.0)	117.6	(0.9)
Total unlocking effect on Amortization of DAC and VOBA	$ 10.3	$ 110.0	$ 106.5

5.	Sales Inducements

During the year ended December 31, 2011, the Company capitalized and amortized $32.2 and $(22.9), respectively, of sales inducements. During the year ended December 31,
2010, the Company capitalized and amortized $46.9 and $(110.8), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $626.5 and $665.9 as of December 31, 2011 and 2010, respectively.

6.	Capital Contributions, Dividends and Statutory Information

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company’s earned statutory surplus

C-71

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

at the prior year end or (2) the Company’s prior year statutory net gain from operations.
Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During 2011, 2010, and 2009, the Company did not pay any dividends or return of capital distributions to its Parent.

During the year ended December 31, 2011 and 2010, the Company received $44.0 and
$749.0, respectively, in capital contributions from its Parent. On February 24, 2009, $2.2 billion was contributed to the direct and indirect insurance company subsidiaries of ING
AIH, of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the
United States. Statutory net income (loss) was $386.0, $(384.4), and $(638.3), for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory capital and surplus was $2.2 billion and $1.7 billion as of December 31, 2011 and 2010, respectively.

The December 2011 variable annuity assumption changes undertaken by the Company resulted in an increase in gross statutory reserves with respect to variable annuity guaranteed living benefits which are ceded to SLDI under an automatic reinsurance agreement between the Company and SLDI. SLDI’s increased credit for reinsurance obligations with respect to the increase in ceded statutory reserves is supported in part by a $1.5 billion unconditional and irrevocable letter of credit issued by ING Bank N.V. on
December 31, 2011, which matures on December 31, 2031. The letter of credit was issued pursuant to a Contingent Capital Letter of Credit Facility Agreement between ING
Bank and SLDI and is not confirmed by a qualifying US financial institution recognized by the NAIC SVO (“unconfirmed”). The Division allowed the Company to accept the unconfirmed letter of credit and take reserve credit for the letter of credit with respect to the variable annuity guaranteed living benefits ceded under the reinsurance agreement between the Company and SLDI and it is not a permitted practice.

During the period from December 31, 2008 through July 1, 2010, due to the reduction in liquidity and the limited availability of Letter of Credit US confirming banks, the
Division also allowed the Company to accept and take statutory reserve credit for unconfirmed letters of credit issued by ING Bank N.V. in amounts up to $320.0 with respect to the variable annuity guaranteed living benefits ceded under the reinsurance agreement between the Company and SLDI. Approval of the Company’s reserve credit related to unconfirmed letters of credit was undertaken by the Division pursuant to authority granted under Iowa’s credit for reinsurance regulation and was not a permitted practice.

C-72

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 - Variable
Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. Where the application of AG43 produces higher reserves than the
Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period. During 2009, the Company elected this grade-in provision as allowed under
AG43 and as approved by the Division. The impact of the grade-in for the year ended
December 31, 2009 was an increase in reserves and a corresponding decrease in statutory surplus of $79.2. Since the AG43 reserves as of December 31, 2010 were lower than reserves established under previous standards, the Company did not elect the grade in provision. The full impact of adopting AG43 as of December 31, 2010 was an increase in reserves of $24.9.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31,
2011. The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of
$86.5 and $70.4 as of December 31, 2011 and 2010, respectively. This adoption had no impact on total liabilities or net income.

C-73

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

7.	Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefit with life payouts (“GMWBL”), guaranteed minimum accumulation benefits (“GMAB”) and guarantee minimum withdrawal benefits without lifetime guarantees (“GMWB”) additional reserves at December 31, 2011.

Area	2011 Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios

Mean investment performance	GMDB:
The mean investment performance varies by fund group. In general we group all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall mean separate account return is 8.125%. The general account fixed portion is a small percentage of the overall total.

GMIB / GMWBL:
8.125% based on a single fund group.

GMAB / GMWB:
Zero rate curve

Volatility	GMDB: 15.76%

GMIB / GMWBL: 16.53%

GMAB / GMWB: Implied volatilities through the 5-year tenor and then a blend of implied and historical thereafter

Mortality	Depending on the type of benefit and gender, the Company uses
Annuity 2011 Basic Table constructed by improving the Annuity 2000 basic table using Modified Projection Scale G with 11 years of improvement. Table multipliers were derived by comparing 2006 - 2010 mortality experience to base table mortality. Multipliers grade to 100%
on a straight line from age 80 to 100.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness. A lapse margin was reflected in the GMAB / GMWB fair value reserves.

C-74

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Discount rates	GMDB / GMIB / GMWBL:
5.5% based on management’s best estimate of the long term credited rate of return.

GMAB / GMWB:
Zero rate curve plus adjustment for non-performance risk; non-
performance risk varies between 0.95% and 1.65% based on term structure.

The Company completed its annual review of actuarial assumptions for its variable annuity block of business in the fourth quarter of 2011, and updated the assumptions used in determining the future policy benefit reserves for its variable annuity products. The assumptions for its variable annuity block were updated for lapses, mortality, annuitization and utilization rates, with the most significant revision coming from the adjustment of lapse assumptions. The assumption changes resulted in an increase in gross reserves as of December 31, 2011 of approximately $338.0, a portion of which is covered under various reinsurance agreements with SLDI or other third party reinsurers.
As of December 31, 2011, the increase in reserves, net of reinsurance, was $18.3.

The calculation of the GMIB and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2011 and 2010, and the paid and incurred amounts by type for the years ended December 31,
2011 and 2010, were as follows:

C-75

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(GMWBL)
Separate account liability
at December 31, 2011	$ 39,356.9	$ 1,105.9	$ -	$ -
Separate account liability
at December 31, 2010	$ 44,413.3	$ 1,442.6	$ -	$ -

Additional liability balance:
Balance at January 1, 2010	$ 477.6	$ 73.9	$ -	$ -
Incurred guaranteed benefits	21.4	13.8	-	-
Paid guaranteed benefits	(125.1)	(10.7)	-	-
Balance at December 31, 2010	$ 373.9	$ 77.0	$ -	$ -
Incurred guaranteed benefits	246.7	40.1
Paid guaranteed benefits	(110.3)	(2.2)
Balance at December 31, 2011	$ 510.3	$ 114.9	$ -	$ -

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2011 and 2010.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(GMWBL)
2011
Net amount at risk, net of reinsurance	$ 8,699.0	$ 63.2	$ -	$ -
Weighted average attained age	68	62	-	-
2010
Net amount at risk, net of reinsurance	$ 6,918.5	$ 52.4	$ -	$ -
Weighted average attained age	67	62	-	-

C-76

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2011 and 2010 was $39.4 billion and $44.4 billion, respectively.

8.	Income Taxes

	Income tax expense (benefit) consisted of the	following for the		years ended
	December 31, 2011, 2010, and 2009.

		2011	2010	2009
	Current tax expense (benefit):
	Federal	$ (195.8)	$ 622.9	$ (357.2)
	Total current tax expense (benefit)	(195.8)	622.9	(357.2)
	Deferred tax expense (benefit):
	Federal	196.9	(678.0)	220.7
	Total deferred tax expense (benefit)	196.9	(678.0)	220.7
	Total income tax expense (benefit)	$ 1.1	$ (55.1)	$ (136.5)

	Income taxes were different from the amount computed by applying the federal income
	tax rate to income before income taxes for the following reasons for the years ended
	December 31, 2011, 2010, and 2009.

		2011	2010	2009
	Income (loss) before income taxes	$ 399.1	$ 26.2	$ (133.3)
	Tax rate	35.0%	35.0%	35.0%
	Income tax expense (benefit) at federal statutory rate	139.7	9.2	(46.6)
	Tax effect of:
	Dividend received deduction	(30.3)	(75.9)	(53.7)
	Tax valuation allowance	(109.0)	64.0	(35.6)
	Audit settlement	3.3	(49.2)	0.1
	Tax credits	(2.0)	(3.5)	(1.0)
	Other	(0.6)	0.3	0.3
	Income tax expense (benefit)	$ 1.1	$ (55.1)	$ (136.5)

C-77

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2011 and 2010, are presented below.

	2011	2010
Deferred tax assets:
Future policy benefits	$ 398.2	$ 503.4
Goodwill	0.2	1.0
Investments	662.7	839.0
Employee compensation and benefits	50.7	43.2
Other	172.4	84.0
Total gross assets before valuation allowance	1,284.2	1,470.6
Less: valuation allowance	(12.1)	(199.6)
Assets, net of valuation allowance	1,272.1	1,271.0
Deferred tax liabilities:
Deferred policy acquisition costs	(1,315.7)	(1,231.3)
Unrealized gains	(312.1)	(139.3)
Value of business acquired	(29.6)	(31.3)
Other	(33.6)	(50.1)
Total gross liabilities	(1,691.0)	(1,452.0)
Net deferred income tax liability	$ (418.9)	$ (181.0)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. At December 31, 2011, the Company did not have a tax valuation allowance related to realized and unrealized capital losses. At
December 31, 2010, the Company had a tax valuation allowance of $187.5 related to realized and unrealized capital losses. As of December 31, 2011 and 2010, the Company had a full tax valuation allowance of $12.1 related to foreign tax credits, the benefit of which is uncertain. The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(79.0), $(173.0), and $(64.7), for the years ended December 31, 2011, 2010, and 2009, respectively.

Tax Sharing Agreement

The Company had a receivable from ING AIH of $204.0 at December 31, 2011 and a payable to ING AIH of $79.2 at December 31, 2010, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company’s operations are included in the consolidated tax return of
ING AIH. Generally, the Company’s financial statements recognize the current and deferred income tax consequences that result from the Company’s activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING AIH’s consolidated income tax return group with the exception of any net operating loss

C-78

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company’s tax sharing agreement with ING AIH states that for each taxable year during which the Company is included in a consolidated federal income tax return with ING AIH, ING AIH will pay to the Company an amount equal to the tax benefit of the Company’s net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended
December 31, 2011 and 2010 are as follows:

	2011	2010
Balance at beginning of period	$ 28.0	$ 60.3
Additions for tax positions related to prior years	6.1	28.0
Reductions for taxpositions related to prior years	(6.1)	(60.2)
Reductions for settlements with taxing authorities	(25.3)	(0.1)
Balance at end of period	$ 2.7	$ 28.0

The Company had $2.7 of unrecognized tax benefits as of December 31, 2011 and 2010, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and
Statements of Operations, respectively. The Company had no accrued interest for the years ended December 31, 2011 and 2010. The decrease during the tax period ended
December 31, 2011 is primarily related to the settlement of the 2009 federal audit.

Tax Regulatory Matters

In March 2011, the IRS completed its examination of the Company’s returns through tax year 2009. In the provision for the year ended December 31, 2011, the Company reflected an increase in its tax expense based on the results of the IRS examination and monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve months. The timing of the payment (if any) of the remaining allowance of $2.7 cannot be

C-79

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

reliably estimated. The Company and the IRS have agreed to participate in the
Compliance Assurance Program (“CAP”) for the tax years 2010 through 2012.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001.
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The
Retirement Plan was amended and restated effective January 1, 2008. The Retirement
Plan was also amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the
Company on or after January 1, 2009, would not be eligible to participate in the
Retirement Plan.

Beginning January 1, 2012, the Retirement Plan will use a cash balance pension formula instead of a final average pay (“FAP”) formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of
December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the financial statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a FAP formula.
Subsequent to December 31, 2001, ING North America is responsible for all Retirement
Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $11.5, $11.0, and $15.7, for the years ended 2011, 2010, and
2009, respectively, and are included in Operating expenses in the Statements of
Operations.

C-80

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings
Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component.
The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was amended effective January 1,
2011, to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the
Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING
North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule.
All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.3, $2.4, and $4.2, for the years ended December 31, 2011, 2010, and 2009, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive
Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefits under the
SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective December 31, 2011, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-81

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs for the years ended December 31, 2011 and 2010.

	2011	2010
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 25.5	$ 25.9
Interest cost	1.3	1.5
Benefits paid	(1.1)	(1.2)
Actuarial gain on obligation	(0.2)	(0.6)
Plan adjustments	(0.3)	-
Curtailment or settlement	-	(0.1)
Projected benefit obligation, December 31	$ 25.2	$ 25.5

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Balance Sheets consist of:

	2011	2010
Accrued benefit cost	$ (25.2)	$ (25.5)
Accumulated other comprehensive income	6.4	7.5
Net amount recognized	$ (18.8)	$ (18.0)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2011 and 2010, benefit obligation for the SERPs were as follows:

	2011	2010
Discount rate at end of period	4.75%	5.50%
Rate of compensation increase	3.00%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.75% was the appropriate discount rate as of December 31, 2011, to calculate the Company’s accrued benefit liability.

C-82

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2011	2010	2009
Discount rate	5.50%	6.00%	6.00%
Rate of increase in compensation levels	3.00%	3.00%	1.50%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2011, 2010, and 2009, were as follows:

	2011	2010	2009
Interest cost	$ 1.3	$ 1.5	$ 1.3
Net actuarial loss recognized in the year	0.6	0.8	0.4
Net periodic benefit cost	$ 1.9	$ 2.3	$ 1.7

Cash Flows

In 2012, the employer is expected to contribute $1.5 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2012 through
2016, and thereafter through 2021, are estimated to be $1.5, $1.6, $1.6, $1.6, $1.6 and
$8.3, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan
(“leo”), which provides employees of the Company who are selected by the ING
Executive Board with options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of
American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter

C-83

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options
(i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from
Euros to U.S. dollars based on the daily average exchange rate between the Euro and the
U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock
Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on
ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”). The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award. The LSPP will provide employees of the
Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of
EUR 100,000. The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount

C-84

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment. Unlike the leo plan, no options on
ING shares in the form of ADRs will be granted under the LSPP. To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $4.2, $2.6, and $4.5, for the years ended December 31,
2011, 2010, and 2009, respectively, primarily related to leo.

For leo, the Company recognized minimal tax benefits in 2011, 2010, and 2009.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING
North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1,
2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory
coverage and optional contributory coverage.	The ING Americas Deferred
Compensation Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2011, 2010, and 2009, were $3.4, $2.1, and $5.8, respectively.

C-85

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Underwriting and distribution agreement with Directed Services LLC (“DSL”)
  (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-
  dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2011, 2010, and
  2009, commissions were incurred in the amounts of $201.1, $204.3, and $268.0, respectively.
  Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of $56.2, $49.0, and $51.0, respectively.
  Intercompany agreement with DSL pursuant to which DSL agreed, effective
  January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues
  DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the years ended December 31, 2011 and 2010, revenue under the
  DSL intercompany agreement was $143.4 and $146.9, respectively. Prior to
  January 1, 2010, the Company was a party to a service agreement with DSL pursuant to which the Company provided managerial and supervisory services to
  DSL and earned a fee. This service agreement was terminated as of January 1,
  2010. For the year ended December 31, 2009, revenue for these services was $123.2.
  Intercompany agreement with IIM pursuant to which IIM agreed, effective January
  1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products.
  For the years ended December 31, 2011 and 2010, revenue under the IIM intercompany agreement was $35.3 and $32.0, respectively.
  Services agreements with ING North America, dated September 1, 2000 and
  January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended
  December 31, 2011, 2010, and 2009, expenses were incurred in the amounts of
  $110.3, $91.6, and $77.1, respectively. Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order

C-86

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the “Atlanta Office”) in
  exchange for ING North America’s payment of the Company’s direct and indirect costs for the Atlanta Office.
  Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2011, 2010, and 2009, expenses related to the agreements were incurred in the amount of $14.0 $31.0, and $26.3, respectively.
  Administrative Services Agreement between the Company, ReliaStar Life
  Insurance Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended
  December 31, 2011, 2010, and 2009, revenue related to the agreement was $3.1,
  $2.1, and $3.1, respectively.
  ING Advisors Network, a group of broker-dealers formerly affiliated with the
  Company, distributed the Company’s annuity products. For the years ended
  December 31, 2010, and 2009, ING Advisors Network sold new contracts of
  $117.5, and $442.2, respectively. Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1, 2010.
  Services agreement between the Company, Security Life of Denver Insurance
  Company (“SLD”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit. For the years ended
  December 31, 2011, 2010, and 2009, the Company incurred expenses of $3.6, $4.8, and $7.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-
owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium – Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of Denver International Limited (“SLDI”).
Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements)

C-87

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

assumed from ReliaStar Life Insurance Company (“RLI”), an affiliate, related to the
Group Annual Term Coinsurance Funds Withheld agreement between the Company and
RLI described under “Reinsurance Assumed” below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and
SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6.
In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2011 and 2010, the value of the funds withheld liability under this agreement was $190.7 and $191.3, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2011 and
2010, the Company had an embedded derivative under this agreement with a value of
$(4.8) and $8.5, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Group Term Life – Monthly Renewable Term

Effective June 30, 2009, the Company entered into a monthly renewable term (“MRT”)
reinsurance agreement with Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company. Under the terms of the agreement, the
Company ceded 90% of its net retained in-force block of group term life business and any new group term life business assumed from RLI, an affiliate, to Canada Life. The coinsurance agreement is accounted for using the deposit method. Effective October 1,
2010, the treaty was amended to discontinue ceding the group life waiver of premium business.

Guaranteed Living Benefit – Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to
SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2011 and 2010, revenue related to the agreement was $12.4 and $11.9, respectively.

C-88

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company, and the Company deposited those assets into a funds withheld trust account. As of December 31, 2011, the assets on deposit in the trust account increased to $5.3 billion. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $5.0 billion and $3.3 billion, at December 31, 2011 and 2010, respectively.
In addition, as of December 31, 2011 and 2010, the Company had an embedded derivative with a value of $235.7 and $(29.4), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated
automatic reinsurance agreement in order to provide more flexibility to the Company and
SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

At December 31, 2011 and 2010, the value of reserves ceded by the Company under this agreement was $1.9 billion and $1.0 billion, respectively. In addition, a deferred loss in the amount of $356.4 and $355.9 at December 31, 2011 and 2010, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period of benefit.

Multi-year Guaranteed Fixed Annuity – Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security Life of Denver Insurance Company (“SLD”). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the
Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

C-89

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission.
The Company incurred amortization expense of the negative ceding commission of $7.2,
$21.4, and $17.9, for the years ended December 31, 2011, 2010, and 2009, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life – Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement.
As of December 31, 2011 and 2010, the value of reserves ceded by the Company under this agreement was $18.7 and $18.1, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance
Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes to SLD, from time to time, certain GICs on a 100% coinsurance basis.
The Company utilizes this reinsurance facility primarily for diversification and asset-
liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

The value of GIC reserves ceded by the Company under this agreement was $121.4 and
$40.0 at December 31, 2011 and 2010, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life Insurance Company of New
York under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

C-90

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

There was no initial consideration received by the Company from RLI under this agreement. The Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 is included in Future policy benefits and claims reserves on the
Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Individual Life – Yearly Renewable Term

Effective December 1, 2008 and December 31, 2008, respectively, the Company entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, the Company assumed 100% of
RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

  Individual life policies issued by RLI and previously assumed by RLI from
  eliaStar Life Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
  In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

The Company received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2011 and 2010, the value of the reserves assumed by the Company under these agreements was $9.4 and $9.6, respectively.

Group Annual Term – Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the
Company assumed 100% quota share of RLI’s net retained liability under certain
Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the
Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the
Company as funds withheld, as security for ceded liabilities and against which ceded

C-91

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of Waiver of
Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under “Reinsurance Ceded” above).

As of December 31, 2011 and 2010, the value of the reserves assumed by the Company under this agreement was $453.1 and $465.5, respectively.

Group Life – Funds Withheld

Effective December 31, 2008, the Company entered into a funds withheld agreement with
RLI pursuant to which the Company assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force. Effective January 1, 2010 and as a result of the sale of ING’s U.S. Group Reinsurance business to Reinsurance Group of
America, this agreement was terminated.

The initial premium of $60.0 for this agreement was equal to the net Statutory reserve assumed by the Company. Thereafter, premiums were equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI retained all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses were offset. Net settlements were made on a monthly basis. In addition, the Company provided reserve credit (in the excess of the funds withheld balance) to RLI through either a cash deposit or letter of credit. As of
December 31, 2011 and 2010, the Company did not have any reserves assumed under this agreement.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0%
of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of
ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the year ended
December 31, 2011 and 2010. The Company incurred interest expense of $0.4 for the year ended December 31, 2009. The Company earned interest income of $1.0, $1.2, and

C-92

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

$1.7, for the years ended December 31, 2011, 2010, and 2009, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2011 and 2010, the
Company had an outstanding receivable of $535.9 and $593.6, respectively, with ING
AIH under the reciprocal loan agreement.

Total Return Swap

During December 2010, the Company entered into a series of interest rate swaps with external counterparties. The Company also entered into a short-term mirror total return swap (“TRS”) transaction with ING Verzekeringen N.V. (“ING V”), its indirect parent company. The outstanding market value of the TRS was $11.6 at December 31, 2010.
The TRS matured January 3, 2011.

Long-term debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on
December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended
December 31, 2011, 2010, and 2009, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended
December 31, 2011, 2010, and 2009, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent,
Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

C-93

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of
$3.2.

Illiquid Assets Back-Up Facility

In the first quarter of 2009, ING reached an agreement, for itself and on behalf of certain
ING affiliates including the Company, with the Dutch State on the Illiquid Assets Back-
Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING
U.S. insurance with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).
As a result of the risk transfer, the Dutch State participates in 80% of any results of the
ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of
100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the
Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and
ING pursuant to which the Company conveyed to ING Support Holding an 80%
participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by
ING Support Holding of its right to receive payments from the Dutch State under the
Illiquid Assets Back-Up Facility related to the Company’s Designated Securities
Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-
Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s
Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated
Securities Portfolio. The Dutch-State payment obligation to the Company under the
Company Back-Up Facility is accounted for as a loan receivable for U.S. GAAP and is reported in Loan-Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in

C-94

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Shareholder’s equity by $411.3 and recognized a gain of $117.6, which was reported in
Net realized capital losses on the Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s
Alt-A RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II.
Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct
Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on
March 31, 2009, and the Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital losses on the Statements of Operations.

As part of the final restructuring plan submitted to the EC in connection with its review of the Dutch state aid to ING, ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the
Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State
Transaction which closed on March 31, 2009, including the transfer price of the Alt-A
RMBS securities, remain unaltered and the additional payments are not borne by the
Company or any other ING U.S. subsidiaries.

Derivatives

As of December 31, 2011 and 2010, the Company had call options with a notional amount of $382.2 and $382.6, respectively, and market value of $4.9 and $14.0, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11.	Reinsurance

At December 31, 2011, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, RLI, related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

C-95

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks were $147.7 billion and $170.4 billion at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, net receivables were comprised of the following:

	2011	2010
Claims recoverable from reinsurers	$ 11.0	$ 14.4
Amounts due to reinsurers	(23.6)	(26.2)
Reinsurance reserves ceded	2,188.2	1,368.7
Deposits	1,377.6	1,600.4
Reinsurance receivable	498.1	508.6
Other	16.8	15.5
Total	$ 4,068.1	$ 3,481.4

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Premiums:
Direct premiums	$ 16.9	$ 17.8	$ 20.0
Reinsurance assumed	478.4	522.8	768.6
Reinsurance ceded	(39.1)	(260.0)	(2.5)
Net premiums	$ 456.2	$ 280.6	$ 786.1

Also see Reinsurance Agreements in the Related Party Transactions note to these
Financial Statements.

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2011, 2010, and 2009, rent expense for leases was
$7.7, $8.4, and $9.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2011 through 2015 are estimated to be $7.0, $6.6, $6.7, $6.5, and $5.3, respectively, and $3.0, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties.
Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.

C-96

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2011 and 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $255.3 and $529.2, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements
(“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the
CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2011 and 2010, the Company held
$821.2 and $57.9, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2011 and 2010, the Company delivered collateral of $779.8 and $749.7, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

FHLB Funding Agreements

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”)
and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2011 and 2010, the Company had $1,579.6 in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and claims reserves, in the
Balance Sheets. At December 31, 2011 and 2010, assets with a market value of $1,897.9 and $1,930.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance
Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such

C-97

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations, and audits of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31,
2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital gains (losses):
Fixed maturities	$ 1,331.1	$ 682.4	$ (554.7)
Equity securities, available-for-sale	1.0	6.9	3.5
Derivatives	(1.1)	0.3	-
DAC/VOBA adjustment on available-for-sale securities	(707.6)	(458.4)	(64.3)
Sales inducements adjustment on available-for-sale securities	(129.2)	(80.4)	(0.1)
Other investments	(35.7)	(35.7)	(25.0)
Unrealized capital gains (losses), before tax	458.5	115.1	(640.6)
Net deferred income taxassets (liability)	(21.4)	19.8	111.3
Unrealized capital gains (losses), after tax	437.1	134.9	(529.3)
Pension liability, net of tax	(1.9)	(2.6)	(3.2)
Accumulated other comprehensive income (loss)	$ 435.2	$ 132.3	$ (532.5)

C-98

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA, and tax related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Fixed maturities	$ 619.7	$ 1,244.0	$ 3,181.9
Equity securities, available-for-sale	(5.9)	3.4	7.2
Derivatives	(1.4)	0.3	-
DAC/VOBA adjustment on available-for-sale securities	(249.2)	(394.1)	(1,343.1)
Sales inducements adjustment on available-for-sale securities	(48.8)	(80.3)	(102.3)
Other investments	-	(10.7)	0.9
Change in unrealized gains on securities, before tax	314.4	762.6	1,744.6
Deferred income tax liability	(31.0)	(93.9)	(546.0)
Change in unrealized gains on securities, after tax	283.4	668.7	1,198.6

Change in other-than-temporary impairment losses, before tax	29.0	(6.9)	(100.1)
Deferred income tax asset/liability	(10.2)	2.4	35.0
Change in other-than-temporary impairment losses, after tax	18.8	(4.5)	(65.1)

Pension and other post-employment benefit liability, before tax	1.0	0.9	(0.6)
Deferred income tax asset/liability	(0.3)	(0.3)	-
Pension and other post-employment benefit liability, after tax	0.7	0.6	(0.6)

Net change in AOCI, after tax	$ 302.9	$ 664.8	$ 1,132.9

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2011, 2010, and 2009.

	2011	2010	2009
Net unrealized capital holding gains (losses)
arising during the year (1)	$ 246.0	$ 500.6	$ 888.7
Reclassification adjustment for gains (losses)
and other items included in Net income (loss) (2)	(22.8)	(9.4)	180.1
Change in deferred tax valuation allowance	79.0	173.0	64.7

Net change in unrealized capital gains (losses) on securities	$ 302.2	$ 664.2	$ 1,133.5
(1) Pretax unrealized capital holding gains (losses) arising during the year were $378.5, $770.2, and $1,367.2 for the years ended December 31, 2011, 2010, and 2009, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $34.9, $14.5, and $(277.0), for the years ended December 31, 2011, 2010, and 2009, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income
(loss) in the above table are generally determined by FIFO methodology.

C-99

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2011	First	Second	Third	Fourth
Total revenue	$ 351.7	$ 897.4	$ 2,693.7	$ (255.1)
Income (loss) before income taxes	37.9	119.0	374.0	(131.8)
Income tax expense (benefit)	16.7	1.8	23.1	(40.5)
Net income (loss)	$ 21.2	$ 117.2	$ 350.9	$ (91.3)

2010	First	Second	Third	Fourth
Total revenue	$ 375.0	$ 1,466.4	$ 201.4	$ (120.2)
Income (loss) before income taxes	5.4	(106.7)	130.9	(3.4)
Income tax expense (benefit)	(1.2)	(54.9)	(6.7)	7.7
Net income (loss)	$ 6.6	$ (51.8)	$ 137.6	$ (11.1)

C-100

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account EQ Year Ended December 31, 2011 with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Financial Statements
Year Ended December 31, 2011

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ING USA Annuity and Life Insurance Company Separate Account EQ (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Large Cap Value Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	ING Limited Maturity Bond Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Liquid Assets Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Lord Abbett Growth and Income Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Marsico Growth Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING MFS Utilities Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING Morgan Stanley Global Franchise Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
ING Investors Trust:	Service Class
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio - Service Class
ING American Funds Bond Portfolio	ING PIMCO High Yield Portfolio - Service Class
ING American Funds Global Growth and Income Portfolio	ING PIMCO Total Return Bond Portfolio - Service Class
ING American Funds Growth Portfolio	ING Pioneer Fund Portfolio - Service Class
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds International Growth and Income Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING American Funds International Portfolio	ING Retirement Growth Portfolio - Adviser Class
ING American Funds World Allocation Portfolio - Service Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING Artio Foreign Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING T. Rowe Price Capital Appreciation Portfolio - Service
Service Class	Class
ING BlackRock Inflation Protected Bond Portfolio - Service	ING T. Rowe Price Equity Income Portfolio - Service Class
Class	ING T. Rowe Price International Stock Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING Partners, Inc.:
ING Clarion Global Real Estate Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING DFA World Equity Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Invesco Van Kampen Equity and Income Portfolio - Service
ING Franklin Income Portfolio - Service Class	Class
ING Franklin Mutual Shares Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Class	Service Class
ING Global Resources Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Variable Funds:
Class	ING Growth and Income Portfolio - Class A
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Large Cap Growth Portfolio - Service Class	ING Growth and Income Portfolio - Class S

ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc. (continued):
ING BlackRock Science and Technology Opportunities	ING Small Company Portfolio - Class S
Portfolio - Class S	ING U.S. Bond Index Portfolio - Class S
ING Euro STOXX 50 Index Portfolio - Class A	ING WisdomTreeSM Global High-Yielding Equity Index
ING FTSE 100 Index Portfolio - Class A	Portfolio - Class S
ING Hang Seng Index Portfolio - Class S	ING Variable Products Trust:
ING Index Plus LargeCap Portfolio - Class S	ING MidCap Opportunities Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S	Legg Mason Partners Variable Equity Trust:
ING International Index Portfolio - Class S	Legg Mason ClearBridge Variable Large Cap Value Portfolio -
ING Japan TOPIX Index® Portfolio - Class A	Class I
ING Russell™ Large Cap Growth Index Portfolio - Class S	Legg Mason Global Currents Variable International All Cap
ING Russell™ Large Cap Index Portfolio - Class S	Opportunity Portfolio
ING Russell™ Large Cap Value Index Portfolio - Class S	Legg Mason Variable Lifestyle Allocation 50%
ING Russell™ Mid Cap Growth Index Portfolio - Class S	Legg Mason Variable Lifestyle Allocation 70%
ING Russell™ Mid Cap Index Portfolio - Class S	Legg Mason Variable Lifestyle Allocation 85%
ING Russell™ Small Cap Index Portfolio - Class S	Legg Mason Western Asset Variable High Income Portfolio

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account EQ at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP

Atlanta, Georgia April 18, 2012

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	BlackRock	Columbia Small Fidelity® VIP		Fidelity® VIP	ING
	Global	Cap Value	Equity-Income	Contrafund®	Intermediate
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2	Class S
Assets
Investments in mutual
funds at fair value	$ 972	$ 188	$ 88	$ 891	$ 1,666
Total assets	972	188	88	891	1,666

Liabilities
Due to related parties	1	-	-	-	1
Total liabilities	1	-	-	-	1
Net assets	$ 971	$ 188	$ 88	$ 891	$ 1,665

Total number of mutual fund shares	73,202	12,938	4,791	39,354	134,980

Cost of mutual fund shares	$ 922	$ 226	$ 111	$ 898	$ 1,632

The accompanying notes are an integral part of these financial statements.
3

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING American
			ING American		Funds
	ING American		Funds Global		International
	Funds Asset	ING American	Growth and	ING American	Growth and
	Allocation	Funds Bond	Income	Funds Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual
funds at fair value	$ 221	$ 676	$ 3	$ 2,433	$ 12
Total assets	221	676	3	2,433	12

Liabilities
Due to related parties	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 221	$ 676	$ 3	$ 2,432	$ 12

Total number of mutual fund shares	22,995	65,148	276	50,612	1,351

Cost of mutual fund shares	$ 220	$ 653	$ 3	$ 2,403	$ 13

The accompanying notes are an integral part of these financial statements.
4

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING American		ING BlackRock	ING BlackRock
	ING American	Funds World	ING Artio	Health Sciences	Inflation
	Funds	Allocation	Foreign	Opportunities	Protected Bond
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 2,217	$ 46	$ 4,363	$ 306	$ 439
Total assets	2,217	46	4,363	306	439

Liabilities
Due to related parties	1	-	3	-	-
Total liabilities	1	-	3	-	-
Net assets	$ 2,216	$ 46	$ 4,360	$ 306	$ 439

Total number of mutual fund shares	157,902	4,367	491,914	26,681	40,231

Cost of mutual fund shares	$ 2,699	$ 51	$ 4,897	$ 243	$ 430

The accompanying notes are an integral part of these financial statements.
5

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING BlackRock	ING Clarion
	Large Cap	Global Real	ING Clarion	ING DFA	ING FMRSM
	Growth	Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 219	$ 128	$ 2,234	$ 46	$ 8,958
Total assets	219	128	2,234	46	8,958

Liabilities
Due to related parties	-	-	2	-	6
Total liabilities	-	-	2	-	6
Net assets	$ 219	$ 128	$ 2,232	$ 46	$ 8,952

Total number of mutual fund shares	22,846	14,351	94,242	6,020	663,542

Cost of mutual fund shares	$ 200	$ 122	$ 2,117	$ 53	$ 9,282

The accompanying notes are an integral part of these financial statements.
6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Global
	Income	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 782	$ 244	$ 263	$ 139	$ 1,991
Total assets	782	244	263	139	1,991

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 782	$ 244	$ 263	$ 139	$ 1,990

Total number of mutual fund shares	80,419	31,628	32,551	7,372	102,466

Cost of mutual fund shares	$ 793	$ 239	$ 246	$ 162	$ 2,006

The accompanying notes are an integral part of these financial statements.
7

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Small Cap Core	ING Large Cap	ING Large Cap
	Income	Markets Equity	Equity	Growth	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 11,316	$ 2,385	$ 384	$ 138	$ 408
Total assets	11,316	2,385	384	138	408

Liabilities
Due to related parties	8	1	-	-	-
Total liabilities	8	1	-	-	-
Net assets	$ 11,308	$ 2,384	$ 384	$ 138	$ 408

Total number of mutual fund shares	539,382	132,882	29,685	11,003	49,794

Cost of mutual fund shares	$ 12,879	$ 2,681	$ 331	$ 139	$ 407

The accompanying notes are an integral part of these financial statements.
8

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Limited	ING Liquid	ING Marsico	ING MFS Total	ING MFS
	Maturity Bond	Assets	Growth	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 3,525	$ 9,536	$ 14,899	$ 38,382	$ 1,180
Total assets	3,525	9,536	14,899	38,382	1,180

Liabilities
Due to related parties	2	6	13	24	-
Total liabilities	2	6	13	24	-
Net assets	$ 3,523	$ 9,530	$ 14,886	$ 38,358	$ 1,180

Total number of mutual fund shares	347,656	9,535,770	886,851	2,582,900	86,403

Cost of mutual fund shares	$ 3,701	$ 9,536	$ 10,340	$ 42,588	$ 1,015

The accompanying notes are an integral part of these financial statements.
9

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	ING Morgan	Oppenheimer
	Stanley Global	Active	ING PIMCO	ING PIMCO
	Franchise	Allocation	High Yield	Total Return	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 555	$ 9	$ 1,840	$ 5,650	$ 38
Total assets	555	9	1,840	5,650	38

Liabilities
Due to related parties	-	-	1	3	-
Total liabilities	-	-	1	3	-
Net assets	$ 555	$ 9	$ 1,839	$ 5,647	$ 38

Total number of mutual fund shares	36,557	851	185,282	486,645	3,659

Cost of mutual fund shares	$ 496	$ 9	$ 1,815	$ 5,729	$ 41

The accompanying notes are an integral part of these financial statements.
10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate	ING Retirement
	Mid Cap Value	Conservative	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual
funds at fair value	$ 1,505	$ 402	$ 5,595	$ 3,395	$ 2,283
Total assets	1,505	402	5,595	3,395	2,283

Liabilities
Due to related parties	1	-	3	1	1
Total liabilities	1	-	3	1	1
Net assets	$ 1,504	$ 402	$ 5,592	$ 3,394	$ 2,282

Total number of mutual fund shares	146,438	43,779	546,357	321,171	210,458

Cost of mutual fund shares	$ 1,496	$ 393	$ 5,054	$ 3,107	$ 2,096

The accompanying notes are an integral part of these financial statements.
11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe		ING Baron
	Price Capital	Price Equity	Price	ING Templeton	Small Cap
	Appreciation	Income	International	Global Growth	Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 16,134	$ 3,158	$ 105	$ 1,126	$ 458
Total assets	16,134	3,158	105	1,126	458

Liabilities
Due to related parties	9	1	-	1	-
Total liabilities	9	1	-	1	-
Net assets	$ 16,125	$ 3,157	$ 105	$ 1,125	$ 458

Total number of mutual fund shares	704,865	276,070	10,674	107,434	23,661

Cost of mutual fund shares	$ 16,087	$ 3,482	$ 103	$ 1,346	$ 399

The accompanying notes are an integral part of these financial statements.
12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING Invesco
	ING Columbia		ING Invesco	Van Kampen
	Small Cap	ING Davis New	Van Kampen	Equity and	ING JPMorgan
	Value II	York Venture	Comstock	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual
funds at fair value	$ 217	$ 181	$ 240	$ 311	$ 75
Total assets	217	181	240	311	75

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 217	$ 181	$ 240	$ 311	$ 75

Total number of mutual fund shares	21,566	10,802	24,429	9,484	5,354

Cost of mutual fund shares	$ 143	$ 147	$ 222	$ 284	$ 70

The accompanying notes are an integral part of these financial statements.
13

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING T. Rowe		ING UBS U.S.
	Oppenheimer	Price Growth	ING Templeton	Large Cap	ING Growth
	Global	Equity	Foreign Equity	Equity	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class A
Assets
Investments in mutual
funds at fair value	$ 238	$ 159	$ 250	$ 54	$ 1,407
Total assets	238	159	250	54	1,407

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 238	$ 159	$ 250	$ 54	$ 1,406

Total number of mutual fund shares	19,505	2,979	26,323	6,188	65,782

Cost of mutual fund shares	$ 267	$ 144	$ 272	$ 63	$ 1,463

The accompanying notes are an integral part of these financial statements.
14

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING BlackRock
			Science and	ING Euro
	ING Growth	ING Growth	Technology	STOXX 50	ING FTSE 100
	and Income	and Income	Opportunities	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class S	Class A	Class A
Assets
Investments in mutual
funds at fair value	$ 9,134	$ 2,784	$ 126	$ 21	$ -
Total assets	9,134	2,784	126	21	-

Liabilities
Due to related parties	7	2	-	-	-
Total liabilities	7	2	-	-	-
Net assets	$ 9,127	$ 2,782	$ 126	$ 21	$ -

Total number of mutual fund shares	423,078	130,107	24,004	2,455	14

Cost of mutual fund shares	$ 10,118	$ 2,688	$ 139	$ 25	$ -

The accompanying notes are an integral part of these financial statements.
15

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus	International
	Index	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual
funds at fair value	$ 43	$ 102	$ 146	$ 306	$ 58
Total assets	43	102	146	306	58

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 43	$ 102	$ 146	$ 306	$ 58

Total number of mutual fund shares	3,894	7,514	9,727	22,349	8,008

Cost of mutual fund shares	$ 54	$ 116	$ 134	$ 313	$ 66

The accompanying notes are an integral part of these financial statements.
16

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™	ING Russell™
	ING Japan	Large Cap	Large Cap	Large Cap	Mid Cap
	TOPIX Index®	Growth Index	Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Assets
Investments in mutual
funds at fair value	$ 2	$ 111	$ 31,788	$ 86	$ 11,665
Total assets	2	111	31,788	86	11,665

Liabilities
Due to related parties	-	-	25	-	9
Total liabilities	-	-	25	-	9
Net assets	$ 2	$ 111	$ 31,763	$ 86	$ 11,656

Total number of mutual fund shares	265	7,503	3,270,384	6,918	733,205

Cost of mutual fund shares	$ 2	$ 103	$ 24,976	$ 86	$ 8,591

The accompanying notes are an integral part of these financial statements.
17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
WisdomTreeSM
		ING Russell™			Global High-
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	Yielding Equity
	Mid Cap Index	Index	Company	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual
funds at fair value	$ 198	$ 275	$ 71	$ 362	$ 59
Total assets	198	275	71	362	59

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 198	$ 275	$ 71	$ 362	$ 59

Total number of mutual fund shares	17,921	23,554	4,043	32,823	7,963

Cost of mutual fund shares	$ 183	$ 261	$ 61	$ 357	$ 63

The accompanying notes are an integral part of these financial statements.
18

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Legg Mason
			Legg Mason	Global Currents
			ClearBridge	Variable
	ING MidCap	ING SmallCap	Variable Large	International	Legg Mason
	Opportunities	Opportunities	Cap Value	All Cap	Variable
	Portfolio -	Portfolio -	Portfolio -	Opportunity	Lifestyle
	Class S	Class S	Class I	Portfolio	Allocation 50%
Assets
Investments in mutual
funds at fair value	$ 22,934	$ 7	$ 10,317	$ 2,726	$ 9,752
Total assets	22,934	7	10,317	2,726	9,752

Liabilities
Due to related parties	19	-	6	2	4
Total liabilities	19	-	6	2	4
Net assets	$ 22,915	$ 7	$ 10,311	$ 2,724	$ 9,748

Total number of mutual fund shares	2,017,051	338	761,937	537,722	853,178

Cost of mutual fund shares	$ 19,538	$ 6	$ 12,612	$ 4,387	$ 9,619

The accompanying notes are an integral part of these financial statements.
19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			Legg Mason
	Legg Mason	Legg Mason	Western Asset
	Variable	Variable	Variable High
	Lifestyle	Lifestyle	Income
	Allocation 70%	Allocation 85%	Portfolio
Assets
Investments in mutual
funds at fair value	$ 8,864	$ 5,385	$ 3,855
Total assets	8,864	5,385	3,855

Liabilities
Due to related parties	6	5	2
Total liabilities	6	5	2
Net assets	$ 8,858	$ 5,380	$ 3,853

Total number of mutual fund shares	846,608	462,199	695,797

Cost of mutual fund shares	$ 7,694	$ 5,190	$ 4,093

The accompanying notes are an integral part of these financial statements.
20

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	BlackRock	Columbia Small Fidelity® VIP		Fidelity® VIP	ING
	Global	Cap Value	Equity-Income	Contrafund®	Intermediate
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2	Class S
Net investment income (loss)
Income:
Dividends	$ 23	$ 2	$ 2	$ 7	$ 71
Total investment income	23	2	2	7	71
Expenses:
Mortality and expense risk
and other charges	17	3	1	16	24
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	2	1
Total expenses	17	3	1	18	25
Net investment income (loss)	6	(1)	1	(11)	46

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	74	(10)	(7)	(45)	80
Capital gains distributions	25	23	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	99	13	(7)	(45)	80
Net unrealized appreciation
(depreciation) of investments	(162)	(28)	5	11	(41)
Net realized and unrealized gain (loss)
on investments	(63)	(15)	(2)	(34)	39
Net increase (decrease) in net
assets resulting from operations	$ (57)	$ (16)	$ (1)	$ (45)	$ 85

The accompanying notes are an integral part of these financial statements.
21

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

			ING American
	ING American		Funds Global		ING American
	Funds Asset	ING American	Growth and	ING American	Funds Growth-
	Allocation	Funds Bond	Income	Funds Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 2	$ 20	$ -	$ 5	$ 15
Total investment income	2	20	-	5	15
Expenses:
Mortality and expense risk
and other charges	3	11	-	43	1
Annual administrative charges	-	-	-	-	(1)
Contingent deferred sales charges	1	1	-	3	-
Total expenses	4	12	-	46	-
Net investment income (loss)	(2)	8	-	(41)	15

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	12	35	-	(250)	(205)
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12	37	-	(250)	(205)
Net unrealized appreciation
(depreciation) of investments	(15)	(18)	-	123	203
Net realized and unrealized gain (loss)
on investments	(3)	19	-	(127)	(2)
Net increase (decrease) in net
assets resulting from operations	$ (5)	$ 27	$ -	$ (168)	$ 13

The accompanying notes are an integral part of these financial statements.
22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING American
	Funds		ING American		ING BlackRock
	International	ING American	Funds World	ING Artio	Health Sciences
	Growth and	Funds	Allocation	Foreign	Opportunities
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 45	$ 1	$ 106	$ 2
Total investment income	-	45	1	106	2
Expenses:
Mortality and expense risk
and other charges	-	42	1	88	5
Annual administrative charges	-	-	-	(1)	-
Contingent deferred sales charges	-	4	-	4	-
Total expenses	-	46	1	91	5
Net investment income (loss)	-	(1)	-	15	(3)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	-	(428)	-	61	1
Capital gains distributions	-	15	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(413)	1	61	1
Net unrealized appreciation
(depreciation) of investments	(1)	(29)	(6)	(1,468)	15
Net realized and unrealized gain (loss)
on investments	(1)	(442)	(5)	(1,407)	16
Net increase (decrease) in net
assets resulting from operations	$ (1)	$ (443)	$ (5)	$ (1,392)	$ 13

The accompanying notes are an integral part of these financial statements.
23

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Large Cap	Large Cap	Global Real	ING Clarion
	Protected Bond	Growth	Value	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 1	$ 5	$ 31
Total investment income	7	1	1	5	31
Expenses:
Mortality and expense risk
and other charges	5	5	-	3	38
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	1	1	-	1	1
Total expenses	6	6	-	4	39
Net investment income (loss)	1	(5)	1	1	(8)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	3	32	(13)	(16)	(352)
Capital gains distributions	12	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	15	32	(13)	(16)	(352)
Net unrealized appreciation
(depreciation) of investments	10	(36)	12	5	538
Net realized and unrealized gain (loss)
on investments	25	(4)	(1)	(11)	186
Net increase (decrease) in net
assets resulting from operations	$ 26	$ (9)	$ -	$ (10)	$ 178

The accompanying notes are an integral part of these financial statements.
24

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Core
	Growth and	ING DFA	ING FMRSM	ING Franklin	ING Franklin
	Income	World Equity Diversified Mid		Income	Mutual Shares
	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 23	$ 2	$ 21	$ 66	$ 10
Total investment income	23	2	21	66	10
Expenses:
Mortality and expense risk
and other charges	18	1	167	15	4
Annual administrative charges	(1)	-	(1)	-	-
Contingent deferred sales charges	-	-	8	1	-
Total expenses	17	1	174	16	4
Net investment income (loss)	6	1	(153)	50	6

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(482)	(1)	32	65	21
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(482)	(1)	32	65	21
Net unrealized appreciation
(depreciation) of investments	356	(8)	(1,211)	(113)	(36)
Net realized and unrealized gain (loss)
on investments	(126)	(9)	(1,179)	(48)	(15)
Net increase (decrease) in net
assets resulting from operations	$ (120)	$ (8)	$ (1,332)	$ 2	$ (9)

The accompanying notes are an integral part of these financial statements.
25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Franklin			ING Invesco
	Templeton			Van Kampen	ING JPMorgan
	Founding	ING Global	ING Global	Growth and	Emerging
	Strategy	Resources	Resources	Income	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 13	$ 154	$ 25
Total investment income	7	1	13	154	25
Expenses:
Mortality and expense risk
and other charges	4	2	36	198	47
Annual administrative charges	-	-	-	(1)	-
Contingent deferred sales charges	1	-	2	13	2
Total expenses	5	2	38	210	49
Net investment income (loss)	2	(1)	(25)	(56)	(24)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(13)	(8)	(95)	264	(26)
Capital gains distributions	-	-	-	-	98
Total realized gain (loss) on investments
and capital gains distributions	(13)	(8)	(95)	264	72
Net unrealized appreciation
(depreciation) of investments	3	(23)	(103)	(649)	(688)
Net realized and unrealized gain (loss)
on investments	(10)	(31)	(198)	(385)	(616)
Net increase (decrease) in net
assets resulting from operations	$ (8)	$ (32)	$ (223)	$ (441)	$ (640)

The accompanying notes are an integral part of these financial statements.
26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Limited	ING Liquid
	Equity	Growth	Value	Maturity Bond	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 5	$ 120	$ -
Total investment income	1	-	5	120	-
Expenses:
Mortality and expense risk
and other charges	6	2	6	58	174
Annual administrative charges	-	-	-	-	(1)
Contingent deferred sales charges	-	-	-	1	12
Total expenses	6	2	6	59	185
Net investment income (loss)	(5)	(2)	(1)	61	(185)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(1)	3	(2)	(79)	-
Capital gains distributions	-	8	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	(1)	11	(2)	(79)	4
Net unrealized appreciation
(depreciation) of investments	(1)	(10)	1	5	-
Net realized and unrealized gain (loss)
on investments	(2)	1	(1)	(74)	4
Net increase (decrease) in net
assets resulting from operations	$ (7)	$ (1)	$ (2)	$ (13)	$ (181)

The accompanying notes are an integral part of these financial statements.
27

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Lord				ING Morgan
	Abbett Growth	ING Marsico	ING MFS Total	ING MFS	Stanley Global
	and Income	Growth	Return	Utilities	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 37	$ 986	$ 40	$ 13
Total investment income	-	37	986	40	13
Expenses:
Mortality and expense risk
and other charges	-	261	634	19	9
Annual administrative charges	-	(2)	(3)	-	-
Contingent deferred sales charges	-	14	14	4	1
Total expenses	-	273	645	23	10
Net investment income (loss)	-	(236)	341	17	3

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(59)	848	(21)	(78)	42
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(59)	848	(21)	(78)	42
Net unrealized appreciation
(depreciation) of investments	69	(1,086)	(263)	121	(11)
Net realized and unrealized gain (loss)
on investments	10	(238)	(284)	43	31
Net increase (decrease) in net
assets resulting from operations	$ 10	$ (474)	$ 57	$ 60	$ 34

The accompanying notes are an integral part of these financial statements.
28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Morgan	ING
	Stanley Global	Oppenheimer
	Tactical Asset	Active	ING PIMCO	ING PIMCO
	Allocation	Allocation	High Yield	Total Return	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 145	$ 259	$ 1
Total investment income	-	-	145	259	1
Expenses:
Mortality and expense risk
and other charges	-	-	30	96	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	4	11	-
Total expenses	-	-	34	107	1
Net investment income (loss)	-	-	111	152	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(1)	1	46	85	(2)
Capital gains distributions	1	-	-	250	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	46	335	(2)
Net unrealized appreciation
(depreciation) of investments	-	(2)	(102)	(378)	(1)
Net realized and unrealized gain (loss)
on investments	-	(1)	(56)	(43)	(3)
Net increase (decrease) in net
assets resulting from operations	$ -	$ (1)	$ 55	$ 109	$ (3)

The accompanying notes are an integral part of these financial statements.
29

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate	ING Retirement
	Mid Cap Value	Conservative	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 5	$ 52	$ 40	$ 33
Total investment income	21	5	52	40	33
Expenses:
Mortality and expense risk
and other charges	26	5	98	58	35
Annual administrative charges	-	-	(1)	-	-
Contingent deferred sales charges	2	1	9	1	5
Total expenses	28	6	106	59	40
Net investment income (loss)	(7)	(1)	(54)	(19)	(7)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	8	5	162	113	73
Capital gains distributions	-	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	8	162	113	73
Net unrealized appreciation
(depreciation) of investments	(113)	2	(276)	(142)	(52)
Net realized and unrealized gain (loss)
on investments	(105)	10	(114)	(29)	21
Net increase (decrease) in net
assets resulting from operations	$ (112)	$ 9	$ (168)	$ (48)	$ 14

The accompanying notes are an integral part of these financial statements.
30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe		ING Baron
	Price Capital	Price Equity	Price	ING Templeton	Small Cap
	Appreciation	Income	International	Global Growth	Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 307	$ 64	$ 4	$ 19	$ -
Total investment income	307	64	4	19	-
Expenses:
Mortality and expense risk
and other charges	261	51	2	19	7
Annual administrative charges	(1)	-	-	-	-
Contingent deferred sales charges	15	2	1	-	-
Total expenses	275	53	3	19	7
Net investment income (loss)	32	11	1	-	(7)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(125)	(106)	(14)	(30)	70
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(125)	(106)	(14)	(30)	70
Net unrealized appreciation
(depreciation) of investments	314	17	(5)	(58)	(64)
Net realized and unrealized gain (loss)
on investments	189	(89)	(19)	(88)	6
Net increase (decrease) in net
assets resulting from operations	$ 221	$ (78)	$ (18)	$ (88)	$ (1)

The accompanying notes are an integral part of these financial statements.
31

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

				ING Invesco
	ING Columbia		ING Invesco	Van Kampen
	Small Cap	ING Davis New	Van Kampen	Equity and	ING JPMorgan
	Value II	York Venture	Comstock	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 3	$ 7	$ 1
Total investment income	1	2	3	7	1
Expenses:
Mortality and expense risk
and other charges	4	3	4	6	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	1	-	-	-	-
Total expenses	5	3	4	6	1
Net investment income (loss)	(4)	(1)	(1)	1	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	16	16	(22)	(5)	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	16	(22)	(5)	1
Net unrealized appreciation
(depreciation) of investments	(21)	(26)	10	(6)	(1)
Net realized and unrealized gain (loss)
on investments	(5)	(10)	(12)	(11)	-
Net increase (decrease) in net
assets resulting from operations	$ (9)	$ (11)	$ (13)	$ (10)	$ -

The accompanying notes are an integral part of these financial statements.
32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Legg
	Mason
	ClearBridge	ING	ING T. Rowe		ING UBS U.S.
	Aggressive	Oppenheimer	Price Growth	ING Templeton	Large Cap
	Growth	Global	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ -	$ 5	$ -
Total investment income	-	4	-	5	-
Expenses:
Mortality and expense risk
and other charges	-	4	3	5	1
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	-	4	3	5	1
Net investment income (loss)	-	-	(3)	-	(1)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(2)	(21)	10	6	-
Capital gains distributions	2	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(21)	10	6	-
Net unrealized appreciation
(depreciation) of investments	-	(6)	(13)	(49)	(2)
Net realized and unrealized gain (loss)
on investments	-	(27)	(3)	(43)	(2)
Net increase (decrease) in net
assets resulting from operations	$ -	$ (27)	$ (6)	$ (43)	$ (3)

The accompanying notes are an integral part of these financial statements.
33

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

				ING BlackRock
				Science and
	ING Growth	ING Growth	ING Growth	Technology	ING Euro
	and Income	and Income	and Income	Opportunities	STOXX 50
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class A	Class I	Class S	Class S	Class A
Net investment income (loss)
Income:
Dividends	$ 12	$ 120	$ 33	$ -	$ 1
Total investment income	12	120	33	-	1
Expenses:
Mortality and expense risk
and other charges	22	157	29	2	-
Annual administrative charges	1	(1)	1	-	-
Contingent deferred sales charges	1	1	1	-	-
Total expenses	24	157	31	2	-
Net investment income (loss)	(12)	(37)	2	(2)	1

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	(15)	(236)	9	14	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	(236)	9	14	(1)
Net unrealized appreciation
(depreciation) of investments	(57)	127	(36)	(31)	(8)
Net realized and unrealized gain (loss)
on investments	(72)	(109)	(27)	(17)	(9)
Net increase (decrease) in net
assets resulting from operations	$ (84)	$ (146)	$ (25)	$ (19)	$ (8)

The accompanying notes are an integral part of these financial statements.
34

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

			ING Index Plus	ING Index Plus	ING Index Plus
	ING FTSE 100	ING Hang Seng	LargeCap	MidCap	SmallCap
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 2	$ 1	$ 2
Total investment income	-	1	2	1	2
Expenses:
Mortality and expense risk
and other charges	-	1	2	3	6
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Total expenses	-	1	2	3	6
Net investment income (loss)	-	-	-	(2)	(4)

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	2	(1)	(9)	(12)	(31)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	(1)	(9)	(12)	(31)
Net unrealized appreciation
(depreciation) of investments	(2)	(13)	8	9	22
Net realized and unrealized gain (loss)
on investments	-	(14)	(1)	(3)	(9)
Net increase (decrease) in net
assets resulting from operations	$ -	$ (14)	$ (1)	$ (5)	$ (13)

The accompanying notes are an integral part of these financial statements.
35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

			ING Russell™		ING Russell™
	ING	ING Japan	Large Cap	ING Russell™	Large Cap
	International	TOPIX Index®	Growth Index	Large Cap	Value Index
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 1	$ 478	$ 1
Total investment income	2	-	1	478	1
Expenses:
Mortality and expense risk
and other charges	1	-	1	537	1
Annual administrative charges	-	-	-	(3)	-
Contingent deferred sales charges	-	-	-	13	-
Total expenses	1	-	1	547	1
Net investment income (loss)	1	-	-	(69)	-

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	1	-	2	1,390	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	2	1,390	-
Net unrealized appreciation
(depreciation) of investments	(13)	-	1	(1,065)	(2)
Net realized and unrealized gain (loss)
on investments	(12)	-	3	325	(2)
Net increase (decrease) in net
assets resulting from operations	$ (11)	$ -	$ 3	$ 256	$ (2)

The accompanying notes are an integral part of these financial statements.
36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™
	Mid Cap	ING Russell™	ING Russell™	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Small Cap	Company	Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 57	$ 2	$ 2	$ -	$ 6
Total investment income	57	2	2	-	6
Expenses:
Mortality and expense risk
and other charges	207	3	4	1	4
Annual administrative charges	(1)	-	-	-	-
Contingent deferred sales charges	7	-	-	-	-
Total expenses	213	3	4	1	4
Net investment income (loss)	(156)	(1)	(2)	(1)	2

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	726	12	8	2	7
Capital gains distributions	-	2	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	726	14	8	2	11
Net unrealized appreciation
(depreciation) of investments	(985)	(23)	(19)	(4)	2
Net realized and unrealized gain (loss)
on investments	(259)	(9)	(11)	(2)	13
Net increase (decrease) in net
assets resulting from operations	$ (415)	$ (10)	$ (13)	$ (3)	$ 15

The accompanying notes are an integral part of these financial statements.
37

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

					Legg Mason
	ING			Legg Mason	Global Currents
	WisdomTreeSM			ClearBridge	Variable
	Global High-	ING MidCap	ING SmallCap	Variable Large	International
	Yielding Equity	Opportunities	Opportunities	Cap Value	All Cap
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Opportunity
	Class S	Class S	Class S	Class I	Portfolio
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ 237	$ 275
Total investment income	3	-	-	237	275
Expenses:
Mortality and expense risk
and other charges	1	398	-	170	51
Annual administrative charges	-	(2)	-	(1)	-
Contingent deferred sales charges	-	11	-	-	1
Total expenses	1	407	-	169	52
Net investment income (loss)	2	(407)	-	68	223

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	2	756	-	(558)	(452)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	756	-	(558)	(452)
Net unrealized appreciation
(depreciation) of investments	(11)	(796)	-	886	(184)
Net realized and unrealized gain (loss)
on investments	(9)	(40)	-	328	(636)
Net increase (decrease) in net
assets resulting from operations	$ (7)	$ (447)	$ -	$ 396	$ (413)

The accompanying notes are an integral part of these financial statements.
38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
Year Ended December 31, 2011
(Dollars in thousands)

				Legg Mason
	Legg Mason	Legg Mason	Legg Mason	Western Asset
	Variable	Variable	Variable	Variable High
	Lifestyle	Lifestyle	Lifestyle	Income
	Allocation 50%	Allocation 70%	Allocation 85%	Portfolio
Net investment income (loss)
Income:
Dividends	$ 261	$ 180	$ 86	$ 354
Total investment income	261	180	86	354
Expenses:
Mortality and expense risk
and other charges	162	151	99	62
Annual administrative charges	(1)	(1)	(1)	-
Contingent deferred sales charges	11	-	1	-
Total expenses	172	150	99	62
Net investment income (loss)	89	30	(13)	292

Realized and unrealized
gain (loss) on investments
Net realized gain (loss) on investments	370	469	94	(137)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	370	469	94	(137)
Net unrealized appreciation
(depreciation) of investments	(495)	(692)	(314)	(108)
Net realized and unrealized gain (loss)
on investments	(125)	(223)	(220)	(245)
Net increase (decrease) in net
assets resulting from operations	$ (36)	$ (193)	$ (233)	$ 47

The accompanying notes are an integral part of these financial statements.
39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP
	Global	Cap Value	Equity-Income	Contrafund®
	Allocation V.I.	Fund, Variable	Portfolio -	Portfolio -
	Fund - Class III	Series - Class B	Service Class 2	Service Class 2
Net assets at January 1, 2010	$ 1,075	$ 268	$ 116	$ 1,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	-	(7)
Total realized gain (loss) on investments and
capital gains distributions	49	(27)	(16)	(125)
Net unrealized appreciation (depreciation)
of investments	45	81	30	288
Net increase (decrease) in net assets resulting
from operations	85	53	14	156
Changes from principal transactions:
Premiums	10	-	-	-
Death benefits	(3)	-	-	(26)
Surrenders and withdrawals	(238)	(82)	(23)	(150)
Transfers between Divisions
(including fixed account), net	234	-	(4)	(78)
Increase (decrease) in net assets derived from
principal transactions	3	(82)	(27)	(254)
Total increase (decrease)	88	(29)	(13)	(98)
Net assets at December 31, 2010	1,163	239	103	1,147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(1)	1	(11)
Total realized gain (loss) on investments and
capital gains distributions	99	13	(7)	(45)
Net unrealized appreciation (depreciation)
of investments	(162)	(28)	5	11
Net increase (decrease) in net assets resulting
from operations	(57)	(16)	(1)	(45)
Changes from principal transactions:
Premiums	11	-	-	-
Death benefits	(1)	(9)	-	(29)
Surrenders and withdrawals	(135)	(28)	(14)	(164)
Transfers between Divisions
(including fixed account), net	(10)	2	-	(18)
Increase (decrease) in net assets derived from
principal transactions	(135)	(35)	(14)	(211)
Total increase (decrease)	(192)	(51)	(15)	(256)
Net assets at December 31, 2011	$ 971	$ 188	$ 88	$ 891

The accompanying notes are an integral part of these financial statements.
40

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING American
	ING	ING American		Funds Global
	Intermediate	Funds Asset	ING American	Growth and
	Bond Portfolio -	Allocation	Funds Bond	Income
	Class S	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2010	$ 1,658	$ 135	$ 648	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	-	4	-
Total realized gain (loss) on investments and
capital gains distributions	(26)	4	11	-
Net unrealized appreciation (depreciation)
of investments	110	2	13	-
Net increase (decrease) in net assets resulting
from operations	131	6	28	-
Changes from principal transactions:
Premiums	28	-	14	-
Death benefits	(8)	-	(5)	-
Surrenders and withdrawals	(428)	(9)	(74)	-
Transfers between Divisions
(including fixed account), net	236	(5)	299	-
Increase (decrease) in net assets derived from
principal transactions	(172)	(14)	234	-
Total increase (decrease)	(41)	(8)	262	-
Net assets at December 31, 2010	1,617	127	910	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(2)	8	-
Total realized gain (loss) on investments and
capital gains distributions	80	12	37	-
Net unrealized appreciation (depreciation)
of investments	(41)	(15)	(18)	-
Net increase (decrease) in net assets resulting
from operations	85	(5)	27	-
Changes from principal transactions:
Premiums	5	3	6	-
Death benefits	(4)	-	(14)	-
Surrenders and withdrawals	(401)	(56)	(208)	-
Transfers between Divisions
(including fixed account), net	363	152	(45)	3
Increase (decrease) in net assets derived from
principal transactions	(37)	99	(261)	3
Total increase (decrease)	48	94	(234)	3
Net assets at December 31, 2011	$ 1,665	$ 221	$ 676	$ 3

The accompanying notes are an integral part of these financial statements.
41

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING American
			Funds
		ING American	International	ING American
	ING American	Funds Growth-	Growth and	Funds
	Funds Growth	Income	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2010	$ 2,878	$ 1,671	$ -	$ 3,499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	(10)	-	(20)
Total realized gain (loss) on investments and
capital gains distributions	(329)	(165)	-	(399)
Net unrealized appreciation (depreciation)
of investments	804	313	-	560
Net increase (decrease) in net assets resulting
from operations	432	138	-	141
Changes from principal transactions:
Premiums	66	33	-	98
Death benefits	(84)	(101)	-	(45)
Surrenders and withdrawals	(459)	(214)	-	(530)
Transfers between Divisions
(including fixed account), net	195	150	-	(15)
Increase (decrease) in net assets derived from
principal transactions	(282)	(132)	-	(492)
Total increase (decrease)	150	6	-	(351)
Net assets at December 31, 2010	3,028	1,677	-	3,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	15	-	(1)
Total realized gain (loss) on investments and
capital gains distributions	(250)	(205)	-	(413)
Net unrealized appreciation (depreciation)
of investments	123	203	(1)	(29)
Net increase (decrease) in net assets resulting
from operations	(168)	13	(1)	(443)
Changes from principal transactions:
Premiums	50	1	1	71
Death benefits	(14)	-	-	(21)
Surrenders and withdrawals	(406)	(3)	-	(406)
Transfers between Divisions
(including fixed account), net	(58)	(1,688)	12	(133)
Increase (decrease) in net assets derived from
principal transactions	(428)	(1,690)	13	(489)
Total increase (decrease)	(596)	(1,677)	12	(932)
Net assets at December 31, 2011	$ 2,432	$ -	$ 12	$ 2,216

The accompanying notes are an integral part of these financial statements.
42

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING American		ING BlackRock	ING BlackRock
	Funds World	ING Artio	Health Sciences	Inflation
	Allocation	Foreign	Opportunities	Protected Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 7,679	$ 372	$ 47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(108)	(5)	-
Total realized gain (loss) on investments and
capital gains distributions	1	(338)	(4)	4
Net unrealized appreciation (depreciation)
of investments	1	727	30	(1)
Net increase (decrease) in net assets resulting
from operations	2	281	21	3
Changes from principal transactions:
Premiums	-	84	23	1
Death benefits	-	(70)	-	-
Surrenders and withdrawals	(8)	(1,139)	(18)	(33)
Transfers between Divisions
(including fixed account), net	58	(198)	(9)	307
Increase (decrease) in net assets derived from
principal transactions	50	(1,323)	(4)	275
Total increase (decrease)	52	(1,042)	17	278
Net assets at December 31, 2010	52	6,637	389	325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	15	(3)	1
Total realized gain (loss) on investments and
capital gains distributions	1	61	1	15
Net unrealized appreciation (depreciation)
of investments	(6)	(1,468)	15	10
Net increase (decrease) in net assets resulting
from operations	(5)	(1,392)	13	26
Changes from principal transactions:
Premiums	-	46	6	6
Death benefits	-	(58)	-	-
Surrenders and withdrawals	(16)	(650)	(82)	(81)
Transfers between Divisions
(including fixed account), net	15	(223)	(20)	163
Increase (decrease) in net assets derived from
principal transactions	(1)	(885)	(96)	88
Total increase (decrease)	(6)	(2,277)	(83)	114
Net assets at December 31, 2011	$ 46	$ 4,360	$ 306	$ 439

The accompanying notes are an integral part of these financial statements.
43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Clarion
	Large Cap	Large Cap	Global Real	ING Clarion
	Growth	Value	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 323	$ 55	$ 212	$ 2,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	-	14	44
Total realized gain (loss) on investments and
capital gains distributions	(40)	(8)	(16)	(751)
Net unrealized appreciation (depreciation)
of investments	79	12	28	1,327
Net increase (decrease) in net assets resulting
from operations	33	4	26	620
Changes from principal transactions:
Premiums	17	-	-	7
Death benefits	-	-	-	(54)
Surrenders and withdrawals	(95)	(20)	(26)	(643)
Transfers between Divisions
(including fixed account), net	39	-	(10)	(173)
Increase (decrease) in net assets derived from
principal transactions	(39)	(20)	(36)	(863)
Total increase (decrease)	(6)	(16)	(10)	(243)
Net assets at December 31, 2010	317	39	202	2,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	1	1	(8)
Total realized gain (loss) on investments and
capital gains distributions	32	(13)	(16)	(352)
Net unrealized appreciation (depreciation)
of investments	(36)	12	5	538
Net increase (decrease) in net assets resulting
from operations	(9)	-	(10)	178
Changes from principal transactions:
Premiums	4	-	-	4
Death benefits	-	-	(12)	(48)
Surrenders and withdrawals	(68)	-	(24)	(423)
Transfers between Divisions
(including fixed account), net	(25)	(39)	(28)	(46)
Increase (decrease) in net assets derived from
principal transactions	(89)	(39)	(64)	(513)
Total increase (decrease)	(98)	(39)	(74)	(335)
Net assets at December 31, 2011	$ 219	$ -	$ 128	$ 2,232

The accompanying notes are an integral part of these financial statements.
44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Core
	Growth and	ING DFA	ING FMRSM	ING Franklin
	Income	World Equity	Diversified Mid	Income
	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 1,673	$ -	$ 10,947	$ 870

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	-	(169)	28
Total realized gain (loss) on investments and
capital gains distributions	(210)	(2)	(211)	13
Net unrealized appreciation (depreciation)
of investments	411	1	3,024	42
Net increase (decrease) in net assets resulting
from operations	175	(1)	2,644	83
Changes from principal transactions:
Premiums	7	-	340	1
Death benefits	(8)	-	(103)	-
Surrenders and withdrawals	(283)	-	(1,528)	(170)
Transfers between Divisions
(including fixed account), net	(71)	28	(216)	175
Increase (decrease) in net assets derived from
principal transactions	(355)	28	(1,507)	6
Total increase (decrease)	(180)	27	1,137	89
Net assets at December 31, 2010	1,493	27	12,084	959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1	(153)	50
Total realized gain (loss) on investments and
capital gains distributions	(482)	(1)	32	65
Net unrealized appreciation (depreciation)
of investments	356	(8)	(1,211)	(113)
Net increase (decrease) in net assets resulting
from operations	(120)	(8)	(1,332)	2
Changes from principal transactions:
Premiums	5	1	235	16
Death benefits	(3)	-	(191)	-
Surrenders and withdrawals	(162)	(1)	(1,424)	(222)
Transfers between Divisions
(including fixed account), net	(1,213)	27	(420)	27
Increase (decrease) in net assets derived from
principal transactions	(1,373)	27	(1,800)	(179)
Total increase (decrease)	(1,493)	19	(3,132)	(177)
Net assets at December 31, 2011	$ -	$ 46	$ 8,952	$ 782

The accompanying notes are an integral part of these financial statements.
45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global
	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2010	$ 196	$ 261	$ -	$ 2,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	-	(16)
Total realized gain (loss) on investments and
capital gains distributions	(23)	(5)	-	(211)
Net unrealized appreciation (depreciation)
of investments	47	30	-	692
Net increase (decrease) in net assets resulting
from operations	21	28	-	465
Changes from principal transactions:
Premiums	1	4	-	2
Death benefits	-	-	-	(9)
Surrenders and withdrawals	(28)	(9)	-	(328)
Transfers between Divisions
(including fixed account), net	118	50	-	(164)
Increase (decrease) in net assets derived from
principal transactions	91	45	-	(499)
Total increase (decrease)	112	73	-	(34)
Net assets at December 31, 2010	308	334	-	2,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	2	(1)	(25)
Total realized gain (loss) on investments and
capital gains distributions	21	(13)	(8)	(95)
Net unrealized appreciation (depreciation)
of investments	(36)	3	(23)	(103)
Net increase (decrease) in net assets resulting
from operations	(9)	(8)	(32)	(223)
Changes from principal transactions:
Premiums	1	14	4	1
Death benefits	-	-	-	(7)
Surrenders and withdrawals	(36)	(71)	(18)	(535)
Transfers between Divisions
(including fixed account), net	(20)	(6)	185	(79)
Increase (decrease) in net assets derived from
principal transactions	(55)	(63)	171	(620)
Total increase (decrease)	(64)	(71)	139	(843)
Net assets at December 31, 2011	$ 244	$ 263	$ 139	$ 1,990

The accompanying notes are an integral part of these financial statements.
46

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Small Cap Core	ING Large Cap
	Income	Markets Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 15,653	$ 3,857	$ 297	$ 54

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(201)	(39)	(4)	(1)
Total realized gain (loss) on investments and
capital gains distributions	78	377	(45)	2
Net unrealized appreciation (depreciation)
of investments	1,545	277	131	7
Net increase (decrease) in net assets resulting
from operations	1,422	615	82	8
Changes from principal transactions:
Premiums	353	5	-	2
Death benefits	(378)	(26)	-	-
Surrenders and withdrawals	(2,131)	(521)	(107)	(4)
Transfers between Divisions
(including fixed account), net	(681)	(194)	137	31
Increase (decrease) in net assets derived from
principal transactions	(2,837)	(736)	30	29
Total increase (decrease)	(1,415)	(121)	112	37
Net assets at December 31, 2010	14,238	3,736	409	91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	(24)	(5)	(2)
Total realized gain (loss) on investments and
capital gains distributions	264	72	(1)	11
Net unrealized appreciation (depreciation)
of investments	(649)	(688)	(1)	(10)
Net increase (decrease) in net assets resulting
from operations	(441)	(640)	(7)	(1)
Changes from principal transactions:
Premiums	246	1	1	3
Death benefits	(161)	(27)	(6)	-
Surrenders and withdrawals	(2,277)	(551)	(67)	(21)
Transfers between Divisions
(including fixed account), net	(297)	(135)	54	66
Increase (decrease) in net assets derived from
principal transactions	(2,489)	(712)	(18)	48
Total increase (decrease)	(2,930)	(1,352)	(25)	47
Net assets at December 31, 2011	$ 11,308	$ 2,384	$ 384	$ 138

The accompanying notes are an integral part of these financial statements.
47

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Lord
	ING Large Cap	ING Limited	ING Liquid	Abbett Growth
	Value	Maturity Bond	Assets	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 5,110	$ 13,146	$ 467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	95	(221)	(5)
Total realized gain (loss) on investments and
capital gains distributions	-	(130)	-	(46)
Net unrealized appreciation (depreciation)
of investments	-	111	-	112
Net increase (decrease) in net assets resulting
from operations	-	76	(221)	61
Changes from principal transactions:
Premiums	-	2	188	3
Death benefits	-	(165)	(402)	-
Surrenders and withdrawals	-	(817)	(3,849)	(96)
Transfers between Divisions
(including fixed account), net	-	(95)	2,825	(1)
Increase (decrease) in net assets derived from
principal transactions	-	(1,075)	(1,238)	(94)
Total increase (decrease)	-	(999)	(1,459)	(33)
Net assets at December 31, 2010	-	4,111	11,687	434

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	61	(185)	-
Total realized gain (loss) on investments and
capital gains distributions	(2)	(79)	4	(59)
Net unrealized appreciation (depreciation)
of investments	1	5	-	69
Net increase (decrease) in net assets resulting
from operations	(2)	(13)	(181)	10
Changes from principal transactions:
Premiums	3	1	161	-
Death benefits	(17)	(70)	(278)	-
Surrenders and withdrawals	(52)	(447)	(4,645)	(3)
Transfers between Divisions
(including fixed account), net	476	(59)	2,786	(441)
Increase (decrease) in net assets derived from
principal transactions	410	(575)	(1,976)	(444)
Total increase (decrease)	408	(588)	(2,157)	(434)
Net assets at December 31, 2011	$ 408	$ 3,523	$ 9,530	$ -

The accompanying notes are an integral part of these financial statements.
48

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Morgan
	ING Marsico	ING MFS Total	ING MFS	Stanley Global
	Growth	Return	Utilities	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 17,708	$ 47,874	$ 1,408	$ 405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(191)	(513)	13	(5)
Total realized gain (loss) on investments and
capital gains distributions	334	(1,012)	(154)	(33)
Net unrealized appreciation (depreciation)
of investments	2,702	4,999	285	91
Net increase (decrease) in net assets resulting
from operations	2,845	3,474	144	53
Changes from principal transactions:
Premiums	574	614	90	7
Death benefits	(151)	(811)	(16)	(12)
Surrenders and withdrawals	(2,342)	(6,296)	(210)	(65)
Transfers between Divisions
(including fixed account), net	(418)	(586)	(40)	151
Increase (decrease) in net assets derived from
principal transactions	(2,337)	(7,079)	(176)	81
Total increase (decrease)	508	(3,605)	(32)	134
Net assets at December 31, 2010	18,216	44,269	1,376	539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(236)	341	17	3
Total realized gain (loss) on investments and
capital gains distributions	848	(21)	(78)	42
Net unrealized appreciation (depreciation)
of investments	(1,086)	(263)	121	(11)
Net increase (decrease) in net assets resulting
from operations	(474)	57	60	34
Changes from principal transactions:
Premiums	412	494	37	8
Death benefits	(207)	(494)	(1)	(16)
Surrenders and withdrawals	(2,571)	(5,676)	(346)	(179)
Transfers between Divisions
(including fixed account), net	(490)	(292)	54	169
Increase (decrease) in net assets derived from
principal transactions	(2,856)	(5,968)	(256)	(18)
Total increase (decrease)	(3,330)	(5,911)	(196)	16
Net assets at December 31, 2011	$ 14,886	$ 38,358	$ 1,180	$ 555

The accompanying notes are an integral part of these financial statements.
49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Morgan	ING
	Stanley Global	Oppenheimer
	Tactical Asset	Active	ING PIMCO	ING PIMCO
	Allocation	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 4	$ 10	$ 2,329	$ 7,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	133	200
Total realized gain (loss) on investments and
capital gains distributions	-	-	(28)	437
Net unrealized appreciation (depreciation)
of investments	-	1	151	(225)
Net increase (decrease) in net assets resulting
from operations	-	1	256	412
Changes from principal transactions:
Premiums	-	-	2	70
Death benefits	-	-	(20)	(133)
Surrenders and withdrawals	-	(1)	(703)	(1,203)
Transfers between Divisions
(including fixed account), net	5	3	284	563
Increase (decrease) in net assets derived from
principal transactions	5	2	(437)	(703)
Total increase (decrease)	5	3	(181)	(291)
Net assets at December 31, 2010	9	13	2,148	6,874

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	111	152
Total realized gain (loss) on investments and
capital gains distributions	-	1	46	335
Net unrealized appreciation (depreciation)
of investments	-	(2)	(102)	(378)
Net increase (decrease) in net assets resulting
from operations	-	(1)	55	109
Changes from principal transactions:
Premiums	-	-	12	69
Death benefits	-	(3)	-	(57)
Surrenders and withdrawals	-	(1)	(491)	(1,664)
Transfers between Divisions
(including fixed account), net	(9)	1	115	316
Increase (decrease) in net assets derived from
principal transactions	(9)	(3)	(364)	(1,336)
Total increase (decrease)	(9)	(4)	(309)	(1,227)
Net assets at December 31, 2011	$ -	$ 9	$ 1,839	$ 5,647

The accompanying notes are an integral part of these financial statements.
50

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Pioneer	ING Retirement	ING Retirement
	ING Pioneer	Mid Cap Value	Conservative	Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2010	$ 27	$ 1,885	$ 12	$ 7,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(16)	(2)	(87)
Total realized gain (loss) on investments and
capital gains distributions	(5)	(17)	3	46
Net unrealized appreciation (depreciation)
of investments	7	304	7	679
Net increase (decrease) in net assets resulting
from operations	2	271	8	638
Changes from principal transactions:
Premiums	-	22	-	178
Death benefits	-	(2)	-	(3)
Surrenders and withdrawals	(9)	(255)	(2)	(925)
Transfers between Divisions
(including fixed account), net	10	(67)	195	(46)
Increase (decrease) in net assets derived from
principal transactions	1	(302)	193	(796)
Total increase (decrease)	3	(31)	201	(158)
Net assets at December 31, 2010	30	1,854	213	6,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	(1)	(54)
Total realized gain (loss) on investments and
capital gains distributions	(2)	8	8	162
Net unrealized appreciation (depreciation)
of investments	(1)	(113)	2	(276)
Net increase (decrease) in net assets resulting
from operations	(3)	(112)	9	(168)
Changes from principal transactions:
Premiums	-	19	2	107
Death benefits	-	(15)	-	(1)
Surrenders and withdrawals	-	(188)	(41)	(958)
Transfers between Divisions
(including fixed account), net	11	(54)	219	(349)
Increase (decrease) in net assets derived from
principal transactions	11	(238)	180	(1,201)
Total increase (decrease)	8	(350)	189	(1,369)
Net assets at December 31, 2011	$ 38	$ 1,504	$ 402	$ 5,592

The accompanying notes are an integral part of these financial statements.
51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2010	$ 4,173	$ 2,333	$ 19,234	$ 3,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(22)	(8)	(1)
Total realized gain (loss) on investments and
capital gains distributions	28	9	(379)	(178)
Net unrealized appreciation (depreciation)
of investments	361	209	2,457	595
Net increase (decrease) in net assets resulting
from operations	347	196	2,070	416
Changes from principal transactions:
Premiums	33	5	394	117
Death benefits	(63)	(10)	(198)	(42)
Surrenders and withdrawals	(501)	(171)	(3,161)	(382)
Transfers between Divisions
(including fixed account), net	275	250	(379)	(94)
Increase (decrease) in net assets derived from
principal transactions	(256)	74	(3,344)	(401)
Total increase (decrease)	91	270	(1,274)	15
Net assets at December 31, 2010	4,264	2,603	17,960	3,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(7)	32	11
Total realized gain (loss) on investments and
capital gains distributions	113	73	(125)	(106)
Net unrealized appreciation (depreciation)
of investments	(142)	(52)	314	17
Net increase (decrease) in net assets resulting
from operations	(48)	14	221	(78)
Changes from principal transactions:
Premiums	20	3	326	94
Death benefits	(18)	-	(143)	(1)
Surrenders and withdrawals	(639)	(565)	(2,557)	(398)
Transfers between Divisions
(including fixed account), net	(185)	227	318	(9)
Increase (decrease) in net assets derived from
principal transactions	(822)	(335)	(2,056)	(314)
Total increase (decrease)	(870)	(321)	(1,835)	(392)
Net assets at December 31, 2011	$ 3,394	$ 2,282	$ 16,125	$ 3,157

The accompanying notes are an integral part of these financial statements.
52

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe		ING Baron	ING Columbia
	Price	ING Templeton	Small Cap	Small Cap
	International	Global Growth	Growth	Value II
	Stock Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 148	$ 1,379	$ 412	$ 311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(4)	(7)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(15)	(72)	(32)	(7)
Net unrealized appreciation (depreciation)
of investments	29	150	122	68
Net increase (decrease) in net assets resulting
from operations	14	74	83	59
Changes from principal transactions:
Premiums	1	72	5	-
Death benefits	(5)	(14)	-	(1)
Surrenders and withdrawals	(15)	(209)	(75)	(48)
Transfers between Divisions
(including fixed account), net	(7)	1	32	(24)
Increase (decrease) in net assets derived from
principal transactions	(26)	(150)	(38)	(73)
Total increase (decrease)	(12)	(76)	45	(14)
Net assets at December 31, 2010	136	1,303	457	297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(7)	(4)
Total realized gain (loss) on investments and
capital gains distributions	(14)	(30)	70	16
Net unrealized appreciation (depreciation)
of investments	(5)	(58)	(64)	(21)
Net increase (decrease) in net assets resulting
from operations	(18)	(88)	(1)	(9)
Changes from principal transactions:
Premiums	1	56	8	-
Death benefits	(2)	-	(6)	-
Surrenders and withdrawals	(39)	(122)	(79)	(39)
Transfers between Divisions
(including fixed account), net	27	(24)	79	(32)
Increase (decrease) in net assets derived from
principal transactions	(13)	(90)	2	(71)
Total increase (decrease)	(31)	(178)	1	(80)
Net assets at December 31, 2011	$ 105	$ 1,125	$ 458	$ 217

The accompanying notes are an integral part of these financial statements.
53

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Invesco
		ING Invesco	Van Kampen
	ING Davis New	Van Kampen	Equity and	ING JPMorgan
	York Venture	Comstock	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 245	$ 229	$ 363	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(1)	(1)
Total realized gain (loss) on investments and
capital gains distributions	1	(24)	(22)	6
Net unrealized appreciation (depreciation)
of investments	22	54	62	3
Net increase (decrease) in net assets resulting
from operations	21	30	39	8
Changes from principal transactions:
Premiums	1	-	-	1
Death benefits	(1)	(17)	-	-
Surrenders and withdrawals	(49)	(36)	(78)	(15)
Transfers between Divisions
(including fixed account), net	6	52	118	24
Increase (decrease) in net assets derived from
principal transactions	(43)	(1)	40	10
Total increase (decrease)	(22)	29	79	18
Net assets at December 31, 2010	223	258	442	56

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	1	-
Total realized gain (loss) on investments and
capital gains distributions	16	(22)	(5)	1
Net unrealized appreciation (depreciation)
of investments	(26)	10	(6)	(1)
Net increase (decrease) in net assets resulting
from operations	(11)	(13)	(10)	-
Changes from principal transactions:
Premiums	1	-	1	1
Death benefits	(4)	-	(36)	-
Surrenders and withdrawals	(30)	(68)	(87)	-
Transfers between Divisions
(including fixed account), net	2	63	1	18
Increase (decrease) in net assets derived from
principal transactions	(31)	(5)	(121)	19
Total increase (decrease)	(42)	(18)	(131)	19
Net assets at December 31, 2011	$ 181	$ 240	$ 311	$ 75

The accompanying notes are an integral part of these financial statements.
54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Legg
	Mason
	ClearBridge	ING	ING T. Rowe
	Aggressive	Oppenheimer	Price Growth	ING Templeton
	Growth	Global	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 12	$ 314	$ 209	$ 392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(3)	-
Total realized gain (loss) on investments and
capital gains distributions	(1)	(22)	19	(11)
Net unrealized appreciation (depreciation)
of investments	3	61	5	21
Net increase (decrease) in net assets resulting
from operations	2	38	21	10
Changes from principal transactions:
Premiums	-	-	3	9
Death benefits	-	(1)	-	(35)
Surrenders and withdrawals	-	(30)	(9)	(125)
Transfers between Divisions
(including fixed account), net	(5)	(4)	(45)	51
Increase (decrease) in net assets derived from
principal transactions	(5)	(35)	(51)	(100)
Total increase (decrease)	(3)	3	(30)	(90)
Net assets at December 31, 2010	9	317	179	302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3)	-
Total realized gain (loss) on investments and
capital gains distributions	-	(21)	10	6
Net unrealized appreciation (depreciation)
of investments	-	(6)	(13)	(49)
Net increase (decrease) in net assets resulting
from operations	-	(27)	(6)	(43)
Changes from principal transactions:
Premiums	-	-	2	9
Death benefits	-	(7)	-	-
Surrenders and withdrawals	-	(34)	(41)	(39)
Transfers between Divisions
(including fixed account), net	(9)	(11)	25	21
Increase (decrease) in net assets derived from
principal transactions	(9)	(52)	(14)	(9)
Total increase (decrease)	(9)	(79)	(20)	(52)
Net assets at December 31, 2011	$ -	$ 238	$ 159	$ 250

The accompanying notes are an integral part of these financial statements.
55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING UBS U.S.
	Large Cap	ING Growth	ING Growth	ING Growth
	Equity	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class A	Class I	Class S
Net assets at January 1, 2010	$ 57	$ -	$ 11,897	$ 2,230

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(59)	(18)
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	(524)	(34)
Net unrealized appreciation (depreciation)
of investments	7	-	1,878	271
Net increase (decrease) in net assets resulting
from operations	5	-	1,295	219
Changes from principal transactions:
Premiums	-	-	16	3
Death benefits	-	-	(157)	(23)
Surrenders and withdrawals	(1)	-	(1,533)	(319)
Transfers between Divisions
(including fixed account), net	(4)	-	(228)	(165)
Increase (decrease) in net assets derived from
principal transactions	(5)	-	(1,902)	(504)
Total increase (decrease)	-	-	(607)	(285)
Net assets at December 31, 2010	57	-	11,290	1,945

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(12)	(37)	2
Total realized gain (loss) on investments and
capital gains distributions	-	(15)	(236)	9
Net unrealized appreciation (depreciation)
of investments	(2)	(57)	127	(36)
Net increase (decrease) in net assets resulting
from operations	(3)	(84)	(146)	(25)
Changes from principal transactions:
Premiums	-	21	3	-
Death benefits	-	(33)	(194)	(8)
Surrenders and withdrawals	(1)	(178)	(1,720)	(236)
Transfers between Divisions
(including fixed account), net	1	1,680	(106)	1,106
Increase (decrease) in net assets derived from
principal transactions	-	1,490	(2,017)	862
Total increase (decrease)	(3)	1,406	(2,163)	837
Net assets at December 31, 2011	$ 54	$ 1,406	$ 9,127	$ 2,782

The accompanying notes are an integral part of these financial statements.
56

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class A	Class A	Class S
Net assets at January 1, 2010	$ 139	$ -	$ -	$ 5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	29	-	-	1
Net unrealized appreciation (depreciation)
of investments	(11)	4	2	2
Net increase (decrease) in net assets resulting
from operations	16	4	2	3
Changes from principal transactions:
Premiums	1	-	33	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(7)	-	-	-
Transfers between Divisions
(including fixed account), net	(10)	21	-	43
Increase (decrease) in net assets derived from
principal transactions	(16)	21	33	43
Total increase (decrease)	-	25	35	46
Net assets at December 31, 2010	139	25	35	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	-	-
Total realized gain (loss) on investments and
capital gains distributions	14	(1)	2	(1)
Net unrealized appreciation (depreciation)
of investments	(31)	(8)	(2)	(13)
Net increase (decrease) in net assets resulting
from operations	(19)	(8)	-	(14)
Changes from principal transactions:
Premiums	2	-	(37)	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(11)	-	-	(20)
Transfers between Divisions
(including fixed account), net	15	4	2	26
Increase (decrease) in net assets derived from
principal transactions	6	4	(35)	6
Total increase (decrease)	(13)	(4)	(35)	(8)
Net assets at December 31, 2011	$ 126	$ 21	$ -	$ 43

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 198	$ 276	$ 461	$ 117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	(4)	3
Total realized gain (loss) on investments and
capital gains distributions	(12)	(40)	(54)	2
Net unrealized appreciation (depreciation)
of investments	31	85	136	(4)
Net increase (decrease) in net assets resulting
from operations	18	43	78	1
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	(1)	-
Surrenders and withdrawals	(67)	(76)	(46)	(9)
Transfers between Divisions
(including fixed account), net	1	-	(83)	(12)
Increase (decrease) in net assets derived from
principal transactions	(66)	(76)	(130)	(21)
Total increase (decrease)	(48)	(33)	(52)	(20)
Net assets at December 31, 2010	150	243	409	97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(4)	1
Total realized gain (loss) on investments and
capital gains distributions	(9)	(12)	(31)	1
Net unrealized appreciation (depreciation)
of investments	8	9	22	(13)
Net increase (decrease) in net assets resulting
from operations	(1)	(5)	(13)	(11)
Changes from principal transactions:
Premiums	-	(1)	-	-
Death benefits	-	(23)	(1)	(1)
Surrenders and withdrawals	(17)	(24)	(35)	(17)
Transfers between Divisions
(including fixed account), net	(30)	(44)	(54)	(10)
Increase (decrease) in net assets derived from
principal transactions	(47)	(92)	(90)	(28)
Total increase (decrease)	(48)	(97)	(103)	(39)
Net assets at December 31, 2011	$ 102	$ 146	$ 306	$ 58

The accompanying notes are an integral part of these financial statements.
58

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™		ING Russell™
	ING Japan	Large Cap	ING Russell™	Large Cap
	TOPIX Index®	Growth Index	Large Cap	Value Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S
Net assets at January 1, 2010	$ -	$ 43	$ 39,096	$ 41

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	669	-
Total realized gain (loss) on investments and
capital gains distributions	-	2	933	8
Net unrealized appreciation (depreciation)
of investments	-	-	1,869	(4)
Net increase (decrease) in net assets resulting
from operations	-	1	3,471	4
Changes from principal transactions:
Premiums	(33)	-	132	-
Death benefits	-	-	(500)	-
Surrenders and withdrawals	-	(1)	(4,581)	(20)
Transfers between Divisions
(including fixed account), net	34	6	(674)	44
Increase (decrease) in net assets derived from
principal transactions	1	5	(5,623)	24
Total increase (decrease)	1	6	(2,152)	28
Net assets at December 31, 2010	1	49	36,944	69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(69)	-
Total realized gain (loss) on investments and
capital gains distributions	-	2	1,390	-
Net unrealized appreciation (depreciation)
of investments	-	1	(1,065)	(2)
Net increase (decrease) in net assets resulting
from operations	-	3	256	(2)
Changes from principal transactions:
Premiums	37	1	104	-
Death benefits	-	-	(602)	-
Surrenders and withdrawals	(15)	(2)	(4,561)	(1)
Transfers between Divisions
(including fixed account), net	(21)	60	(378)	20
Increase (decrease) in net assets derived from
principal transactions	1	59	(5,437)	19
Total increase (decrease)	1	62	(5,181)	17
Net assets at December 31, 2011	$ 2	$ 111	$ 31,763	$ 86

The accompanying notes are an integral part of these financial statements.
59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™
	Mid Cap	ING Russell™	ING Russell™	ING Small
	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 13,547	$ 183	$ 71	$ 40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(173)	(2)	(2)	(1)
Total realized gain (loss) on investments and
capital gains distributions	548	19	14	5
Net unrealized appreciation (depreciation)
of investments	2,500	18	20	11
Net increase (decrease) in net assets resulting
from operations	2,875	35	32	15
Changes from principal transactions:
Premiums	45	-	1	-
Death benefits	(253)	-	-	-
Surrenders and withdrawals	(1,708)	(30)	(32)	(17)
Transfers between Divisions
(including fixed account), net	(298)	5	158	42
Increase (decrease) in net assets derived from
principal transactions	(2,214)	(25)	127	25
Total increase (decrease)	661	10	159	40
Net assets at December 31, 2010	14,208	193	230	80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(156)	(1)	(2)	(1)
Total realized gain (loss) on investments and
capital gains distributions	726	14	8	2
Net unrealized appreciation (depreciation)
of investments	(985)	(23)	(19)	(4)
Net increase (decrease) in net assets resulting
from operations	(415)	(10)	(13)	(3)
Changes from principal transactions:
Premiums	68	1	4	-
Death benefits	(156)	-	-	-
Surrenders and withdrawals	(1,808)	(36)	(19)	(7)
Transfers between Divisions
(including fixed account), net	(241)	50	73	1
Increase (decrease) in net assets derived from
principal transactions	(2,137)	15	58	(6)
Total increase (decrease)	(2,552)	5	45	(9)
Net assets at December 31, 2011	$ 11,656	$ 198	$ 275	$ 71

The accompanying notes are an integral part of these financial statements.
60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING
		WisdomTreeSM
		Global High-	ING MidCap	ING SmallCap
	ING U.S. Bond	Yielding Equity	Opportunities	Opportunities
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 190	$ 74	$ 24,381	$ 14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	(274)	-
Total realized gain (loss) on investments and
capital gains distributions	6	(6)	(40)	(1)
Net unrealized appreciation (depreciation)
of investments	1	6	6,392	4
Net increase (decrease) in net assets resulting
from operations	9	2	6,078	3
Changes from principal transactions:
Premiums	2	3	541	1
Death benefits	(19)	-	(205)	-
Surrenders and withdrawals	(18)	(4)	(3,469)	-
Transfers between Divisions
(including fixed account), net	83	13	(440)	(6)
Increase (decrease) in net assets derived from
principal transactions	48	12	(3,573)	(5)
Total increase (decrease)	57	14	2,505	(2)
Net assets at December 31, 2010	247	88	26,886	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	(407)	-
Total realized gain (loss) on investments and
capital gains distributions	11	2	756	-
Net unrealized appreciation (depreciation)
of investments	2	(11)	(796)	-
Net increase (decrease) in net assets resulting
from operations	15	(7)	(447)	-
Changes from principal transactions:
Premiums	6	-	450	1
Death benefits	(7)	-	(424)	-
Surrenders and withdrawals	(30)	(21)	(3,090)	(5)
Transfers between Divisions
(including fixed account), net	131	(1)	(460)	(1)
Increase (decrease) in net assets derived from
principal transactions	100	(22)	(3,524)	(5)
Total increase (decrease)	115	(29)	(3,971)	(5)
Net assets at December 31, 2011	$ 362	$ 59	$ 22,915	$ 7

The accompanying notes are an integral part of these financial statements.
61

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Legg Mason
	Legg Mason	Global Currents
	ClearBridge	Variable
	Variable Large	International	Legg Mason	Legg Mason
	Cap Value	All Cap	Variable	Variable
	Portfolio -	Opportunity	Lifestyle	Lifestyle
	Class I	Portfolio	Allocation 50%	Allocation 70%
Net assets at January 1, 2010	$ 12,691	$ 4,204	$ 12,475	$ 10,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	-	166	50
Total realized gain (loss) on investments and
capital gains distributions	(806)	(629)	246	340
Net unrealized appreciation (depreciation)
of investments	1,507	673	967	864
Net increase (decrease) in net assets resulting
from operations	860	44	1,379	1,254
Changes from principal transactions:
Premiums	22	15	7	17
Death benefits	(344)	(85)	(267)	(112)
Surrenders and withdrawals	(1,370)	(498)	(1,683)	(1,013)
Transfers between Divisions
(including fixed account), net	(108)	(42)	(269)	(224)
Increase (decrease) in net assets derived from
principal transactions	(1,800)	(610)	(2,212)	(1,332)
Total increase (decrease)	(940)	(566)	(833)	(78)
Net assets at December 31, 2010	11,751	3,638	11,642	10,451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	223	89	30
Total realized gain (loss) on investments and
capital gains distributions	(558)	(452)	370	469
Net unrealized appreciation (depreciation)
of investments	886	(184)	(495)	(692)
Net increase (decrease) in net assets resulting
from operations	396	(413)	(36)	(193)
Changes from principal transactions:
Premiums	17	12	10	18
Death benefits	(282)	(41)	(522)	(145)
Surrenders and withdrawals	(1,467)	(382)	(1,136)	(1,261)
Transfers between Divisions
(including fixed account), net	(104)	(90)	(210)	(12)
Increase (decrease) in net assets derived from
principal transactions	(1,836)	(501)	(1,858)	(1,400)
Total increase (decrease)	(1,440)	(914)	(1,894)	(1,593)
Net assets at December 31, 2011	$ 10,311	$ 2,724	$ 9,748	$ 8,858

The accompanying notes are an integral part of these financial statements.
62

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Legg Mason
	Legg Mason	Western Asset
	Variable	Variable High
	Lifestyle	Income
	Allocation 85%	Portfolio
Net assets at January 1, 2010	$ 6,569	$ 4,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	342
Total realized gain (loss) on investments and
capital gains distributions	9	(197)
Net unrealized appreciation (depreciation)
of investments	844	441
Net increase (decrease) in net assets resulting
from operations	850	586
Changes from principal transactions:
Premiums	20	18
Death benefits	(28)	(173)
Surrenders and withdrawals	(615)	(474)
Transfers between Divisions
(including fixed account), net	(89)	134
Increase (decrease) in net assets derived from
principal transactions	(712)	(495)
Total increase (decrease)	138	91
Net assets at December 31, 2010	6,707	4,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	292
Total realized gain (loss) on investments and
capital gains distributions	94	(137)
Net unrealized appreciation (depreciation)
of investments	(314)	(108)
Net increase (decrease) in net assets resulting
from operations	(233)	47
Changes from principal transactions:
Premiums	13	14
Death benefits	(22)	(87)
Surrenders and withdrawals	(901)	(361)
Transfers between Divisions
(including fixed account), net	(184)	(62)
Increase (decrease) in net assets derived from
principal transactions	(1,094)	(496)
Total increase (decrease)	(1,327)	(449)
Net assets at December 31, 2011	$ 5,380	$ 3,853

The accompanying notes are an integral part of these financial statements.
63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account EQ (the “Account”)
was established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the
Account are clearly identified and distinguished from the other assets and liabilities of
ING USA.

At December 31, 2011, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 88 investment divisions (the “Divisions”), 10 of which invest in an independently managed mutual fund Portfolio and 78 of which invest in a mutual fund Portfolio managed by an affiliate, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Series (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with asset balances at December 31, 2011 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	Fidelity® Variable Insurance Products II:
BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Columbia Funds Variable Insurance Trust:	ING Intermediate Bond Portfolio:
Columbia Small Cap Value Fund, Variable Series -	ING Intermediate Bond Portfolio - Class S
Class B	ING Investors Trust:
Fidelity® Variable Insurance Products:	ING American Funds Asset Allocation Portfolio
Fidelity® VIP Equity-Income Portfolio - Service	ING American Funds Bond Portfolio
Class 2	ING American Funds Global Growth and Income

64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Portfolio**

65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING American Funds Growth Portfolio	ING T. Rowe Price Equity Income Portfolio - Service
ING American Funds International Growth and	Class
Income Portfolio**	ING T. Rowe Price International Stock Portfolio -
ING American Funds International Portfolio	Service Class
ING American Funds World Allocation Portfolio -	ING Templeton Global Growth Portfolio - Service
Service Class*	Class
ING Artio Foreign Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Health Sciences Opportunities	ING Baron Small Cap Growth Portfolio - Service Class
Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING BlackRock Inflation Protected Bond Portfolio -	Class
Service Class	ING Davis New York Venture Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio -	ING Invesco Van Kampen Comstock Portfolio -
Service Class	Service Class
ING Clarion Global Real Estate Portfolio - Service	ING Invesco Van Kampen Equity and Income
Class	Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING DFA World Equity Portfolio - Service Class*	Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Oppenheimer Global Portfolio - Service Class
Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING Franklin Income Portfolio - Service Class	Class
ING Franklin Mutual Shares Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service
ING Franklin Templeton Founding Strategy	Class
Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Global Resources Portfolio - Adviser Class**	Class
ING Global Resources Portfolio - Service Class	ING Variable Funds:
ING Invesco Van Kampen Growth and Income	ING Growth and Income Portfolio - Class A**
Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio -	ING Growth and Income Portfolio - Class S
Service Class	ING Variable Portfolios, Inc.:
ING JPMorgan Small Cap Core Equity Portfolio -	ING BlackRock Science and Technology Opportunities
Service Class	Portfolio - Class S
ING Large Cap Growth Portfolio - Service Class	ING Euro STOXX 50 Index Portfolio - Class A*
ING Large Cap Value Portfolio - Service Class**	ING FTSE 100 Index Portfolio - Class A*
ING Limited Maturity Bond Portfolio - Service Class	ING Hang Seng Index Portfolio - Class S
ING Liquid Assets Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING Marsico Growth Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class S
ING MFS Total Return Portfolio - Service Class	ING Index Plus SmallCap Portfolio - Class S
ING MFS Utilities Portfolio - Service Class	ING International Index Portfolio - Class S
ING Morgan Stanley Global Franchise Portfolio -	ING Japan TOPIX Index® Portfolio - Class A*
Service Class	ING Russell™ Large Cap Growth Index Portfolio -
ING Oppenheimer Active Allocation Portfolio -	Class S
Service Class	ING Russell™ Large Cap Index Portfolio - Class S
ING PIMCO High Yield Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio -
ING PIMCO Total Return Bond Portfolio - Service	Class S
Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Pioneer Fund Portfolio - Service Class	Class S
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class S
ING Retirement Conservative Portfolio - Adviser	ING Russell™ Small Cap Index Portfolio - Class S
Class	ING Small Company Portfolio - Class S
ING Retirement Growth Portfolio - Adviser Class	ING U.S. Bond Index Portfolio - Class S
ING Retirement Moderate Growth Portfolio - Adviser	ING WisdomTreeSM Global High-Yielding Equity
Class	Index Portfolio - Class S
ING Retirement Moderate Portfolio - Adviser Class	ING Variable Products Trust:
ING T. Rowe Price Capital Appreciation Portfolio -	ING MidCap Opportunities Portfolio - Class S
Service Class	ING SmallCap Opportunities Portfolio - Class S

66

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust (continued):
Legg Mason ClearBridge Variable Large Cap Value	Legg Mason Variable Lifestyle Allocation 85%
Portfolio - Class I	Legg Mason Partners Variable Income Trust:
Legg Mason Global Currents Variable International	Legg Mason Western Asset Variable High Income
All Cap Opportunity Portfolio	Portfolio
Legg Mason Variable Lifestyle Allocation 50%
Legg Mason Variable Lifestyle Allocation 70%	* Division was added to the list in 2010
**Division was added to the list in 2011

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Sciences Opportunities	ING Wells Fargo HealthCare Portfolio - Service Class
Portfolio - Service Class
ING Core Growth and Income Portfolio - Service	ING Janus Contrarian Portfolio - Service Class
Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio - Service
Portfolio - Service Class	Class

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING American Funds Growth-Income Portfolio
ING BlackRock Large Cap Value Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each Class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
	§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ING USA’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the
Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.50% of premiums.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Intermediate Bond Portfolio, ING Variable
Funds, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rates ranged from 0.25% to 0.75% of the average net assets of each respective Fund

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
		2011		2010
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$ 159	$ 262		$ 336	$ 335
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	27		40	3	86
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	2		15	1	27
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	22		243	20	282
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	666		658	585	710
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	170		73	67	80
ING American Funds Bond Portfolio	125		376	344	106
ING American Funds Global Growth and Income Portfolio	3		-	-	-
ING American Funds Growth Portfolio	136		606	342	667
ING American Funds Growth-Income Portfolio	21		1,697	235	377
ING American Funds International Growth and Income
Portfolio	14		1	-	-
ING American Funds International Portfolio	227		703	321	830
ING American Funds World Allocation Portfolio - Service
Class	50		50	57	6
ING Artio Foreign Portfolio - Service Class	122		993	27	1,458
ING BlackRock Health Sciences Opportunities Portfolio -
Service Class	33		132	33	42
ING BlackRock Inflation Protected Bond Portfolio - Service
Class	331		229	311	33
ING BlackRock Large Cap Growth Portfolio - Service Class	61		155	83	128
ING BlackRock Large Cap Value Portfolio - Service Class	1		39	1	21
ING Clarion Global Real Estate Portfolio - Service Class	6		70	20	41
ING Clarion Real Estate Portfolio - Service Class	50		571	110	929
ING Core Growth and Income Portfolio - Service Class	27		1,395	7	388
ING DFA World Equity Portfolio - Service Class	46		18	46	18
ING FMRSM Diversified Mid Cap Portfolio - Service Class	143		2,098	173	1,849
ING Franklin Income Portfolio - Service Class	383		512	543	509
ING Franklin Mutual Shares Portfolio - Service Class	46		95	183	96
ING Franklin Templeton Founding Strategy Portfolio -
Service Class	71		132	68	21
ING Global Resources Portfolio - Adviser Class	252		82	-	-
ING Global Resources Portfolio - Service Class	13		658	51	566
ING Invesco Van Kampen Growth and Income Portfolio -
Service Class	189		2,735	110	3,149
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	217		855	262	828
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class	85		108	166	140
ING Large Cap Growth Portfolio - Service Class	95		40	92	64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Large Cap Value Portfolio - Service Class	$ 492	$ 83	$ -	$ -
ING Limited Maturity Bond Portfolio - Service Class	172	685	167	1,148
ING Liquid Assets Portfolio - Service Class	3,568	5,726	4,944	6,403
ING Lord Abbett Growth and Income Portfolio - Service
Class	-	444	2	102
ING Marsico Growth Portfolio - Service Class	115	3,208	187	2,716
ING MFS Total Return Portfolio - Service Class	1,209	6,838	234	7,830
ING MFS Utilities Portfolio - Service Class	190	429	216	379
ING Morgan Stanley Global Franchise Portfolio - Service
Class	208	223	202	126
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class	1	9	5	-
ING Oppenheimer Active Allocation Portfolio - Service
Class	8	12	3	1
ING PIMCO High Yield Portfolio - Service Class	804	1,057	825	1,129
ING PIMCO Total Return Bond Portfolio - Service Class	1,138	2,072	1,522	1,827
ING Pioneer Fund Portfolio - Service Class	19	8	12	11
ING Pioneer Mid Cap Value Portfolio - Service Class	37	282	42	360
ING Retirement Conservative Portfolio - Adviser Class	251	69	236	45
ING Retirement Growth Portfolio - Adviser Class	96	1,353	132	1,015
ING Retirement Moderate Growth Portfolio - Adviser Class	176	1,018	537	836
ING Retirement Moderate Portfolio - Adviser Class	371	712	281	229
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	1,126	3,150	732	4,085
ING T. Rowe Price Equity Income Portfolio - Service Class	277	581	256	659
ING T. Rowe Price International Stock Portfolio - Service
Class	47	58	3	30
ING Templeton Global Growth Portfolio - Service Class	69	159	86	240
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	194	199	130	175
ING Columbia Small Cap Value II Portfolio - Service Class	3	77	3	79
ING Davis New York Venture Portfolio - Service Class	15	47	14	59
ING Invesco Van Kampen Comstock Portfolio - Service
Class	67	72	56	57
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class	19	139	150	111
ING JPMorgan Mid Cap Value Portfolio - Service Class	28	9	129	119
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	2	9	1	5
ING Oppenheimer Global Portfolio - Service Class	24	76	5	41
ING T. Rowe Price Growth Equity Portfolio - Service Class	40	57	50	105
ING Templeton Foreign Equity Portfolio - Service Class	105	114	140	240
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	2	1	6
ING Variable Funds:
ING Growth and Income Portfolio - Class A	1,819	340	-	-
ING Growth and Income Portfolio - Class I	122	2,176	267	2,229
ING Growth and Income Portfolio - Class S	1,176	311	34	556

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class S	$ 96	$ 92	$ 101	$ 119
ING Euro STOXX 50 Index Portfolio - Class A	12	7	22	1
ING FTSE 100 Index Portfolio - Class A	-	35	33	-
ING Hang Seng Index Portfolio - Class S	55	49	57	14
ING Index Plus LargeCap Portfolio - Class S	13	61	4	71
ING Index Plus MidCap Portfolio - Class S	33	127	11	89
ING Index Plus SmallCap Portfolio - Class S	15	109	7	141
ING International Index Portfolio - Class S	15	42	37	55
ING Japan TOPIX Index® Portfolio - Class A	2	1	1	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	68	10	28	24
ING Russell™ Large Cap Index Portfolio - Class S	495	6,002	1,337	6,297
ING Russell™ Large Cap Value Index Portfolio - Class S	21	2	50	21
ING Russell™ Mid Cap Growth Index Portfolio - Class S	88	2,382	202	2,464
ING Russell™ Mid Cap Index Portfolio - Class S	71	54	46	74
ING Russell™ Small Cap Index Portfolio - Class S	126	69	190	66
ING Small Company Portfolio - Class S	4	11	74	51
ING U.S. Bond Index Portfolio - Class S	248	141	166	115
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	21	41	51	37
ING Variable Products Trust:
ING MidCap Opportunities Portfolio - Class S	154	4,086	370	4,218
ING SmallCap Opportunities Portfolio - Class S	1	6	2	7
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I	258	2,027	367	2,009
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	287	565	63	675
Legg Mason Variable Lifestyle Allocation 50%	290	2,060	508	2,556
Legg Mason Variable Lifestyle Allocation 70%	223	1,593	227	1,510
Legg Mason Variable Lifestyle Allocation 85%	109	1,216	112	828
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	398	602	619	772

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

8.	Changes in Units
The net changes in units outstanding follow:

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	12,849	26,509	(13,660)	37,477	37,527	(50)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	159	2,729	(2,570)	181	6,955	(6,774)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	18	1,391	(1,373)	21	2,609	(2,588)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,817	20,232	(16,415)	3,071	24,952	(21,881)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	55,253	59,114	(3,861)	53,511	68,585	(15,074)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	17,451	7,594	9,857	7,164	9,354	(2,190)
ING American Funds Bond Portfolio	10,386	35,469	(25,083)	31,930	9,736	22,194
ING American Funds Global Growth and Income Portfolio	284	-	284	-	-	-
ING American Funds Growth Portfolio	14,700	49,820	(35,120)	43,814	69,401	(25,587)
ING American Funds Growth-Income Portfolio	690	153,513	(152,823)	24,480	38,193	(13,713)
ING American Funds International Growth and Income Portfolio	1,453	54	1,399	-	-	-
ING American Funds International Portfolio	17,852	54,725	(36,873)	32,495	69,947	(37,452)
ING American Funds World Allocation Portfolio - Service Class	3,300	3,462	(162)	4,219	618	3,601
ING Artio Foreign Portfolio - Service Class	6,033	87,459	(81,426)	13,387	134,025	(120,638)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	2,746	10,523	(7,777)	3,061	3,362	(301)
ING BlackRock Inflation Protected Bond Portfolio - Service Class	27,592	21,058	6,534	28,883	3,787	25,096
ING BlackRock Large Cap Growth Portfolio - Service Class	5,348	13,553	(8,205)	9,170	13,219	(4,049)
ING BlackRock Large Cap Value Portfolio - Service Class	-	3,781	(3,781)	2,091	4,166	(2,075)
ING Clarion Global Real Estate Portfolio - Service Class	-	6,035	(6,035)	177	3,857	(3,680)
ING Clarion Real Estate Portfolio - Service Class	1,059	8,487	(7,428)	607	15,168	(14,561)
ING Core Growth and Income Portfolio - Service Class	706	111,980	(111,274)	860	29,706	(28,846)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING DFA World Equity Portfolio - Service Class	4,889	2,135	2,754	5,464	2,432	3,032
ING FMRSM Diversified Mid Cap Portfolio - Service Class	22,823	144,086	(121,263)	33,918	147,244	(113,326)
ING Franklin Income Portfolio - Service Class	29,921	46,515	(16,594)	49,809	50,720	(911)
ING Franklin Mutual Shares Portfolio - Service Class	4,644	10,471	(5,827)	19,719	10,502	9,217
ING Franklin Templeton Founding Strategy Portfolio - Service Class	7,462	14,932	(7,470)	8,429	2,669	5,760
ING Global Resources Portfolio - Adviser Class	26,645	10,912	15,733	-	-	-
ING Global Resources Portfolio - Service Class	40	13,702	(13,662)	1,186	14,735	(13,549)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	11,149	96,831	(85,682)	20,140	126,625	(106,485)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	4,912	36,632	(31,720)	709	34,990	(34,281)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	6,433	7,486	(1,053)	14,128	11,385	2,743
ING Large Cap Growth Portfolio - Service Class	5,812	2,631	3,181	6,995	4,954	2,041
ING Large Cap Value Portfolio - Service Class	49,159	8,581	40,578	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	2,025	27,071	(25,046)	10,605	57,673	(47,068)
ING Liquid Assets Portfolio - Service Class	303,372	424,641	(121,269)	356,410	432,614	(76,204)
ING Lord Abbett Growth and Income Portfolio - Service Class	17	36,616	(36,599)	322	9,221	(8,899)
ING Marsico Growth Portfolio - Service Class	28,680	198,528	(169,848)	50,296	210,572	(160,276)
ING MFS Total Return Portfolio - Service Class	29,330	251,603	(222,273)	56,458	338,976	(282,518)
ING MFS Utilities Portfolio - Service Class	12,102	27,203	(15,101)	15,566	27,690	(12,124)
ING Morgan Stanley Global Franchise Portfolio - Service Class	13,404	15,084	(1,680)	15,960	9,838	6,122
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service
Class	-	692	(692)	362	4	358
ING Oppenheimer Active Allocation Portfolio - Service Class	521	802	(281)	184	61	123
ING PIMCO High Yield Portfolio - Service Class	46,055	69,668	(23,613)	45,972	76,842	(30,870)
ING PIMCO Total Return Bond Portfolio - Service Class	53,198	125,007	(71,809)	88,721	128,162	(39,441)
ING Pioneer Fund Portfolio - Service Class	1,510	574	936	997	1,079	(82)
ING Pioneer Mid Cap Value Portfolio - Service Class	1,878	22,775	(20,897)	3,941	32,371	(28,430)
ING Retirement Conservative Portfolio - Adviser Class	27,201	7,465	19,736	27,621	4,976	22,645
ING Retirement Growth Portfolio - Adviser Class	13,572	132,467	(118,895)	32,141	116,705	(84,564)
ING Retirement Moderate Growth Portfolio - Adviser Class	15,323	93,517	(78,194)	51,585	80,477	(28,892)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Retirement Moderate Portfolio - Adviser Class	33,658	65,386	(31,728)	27,920	20,076	7,844
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	20,382	60,249	(39,867)	24,548	95,375	(70,827)
ING T. Rowe Price Equity Income Portfolio - Service Class	10,541	20,823	(10,282)	11,185	25,963	(14,778)
ING T. Rowe Price International Stock Portfolio - Service Class	3,262	4,249	(987)	89	2,346	(2,257)
ING Templeton Global Growth Portfolio - Service Class	3,254	7,505	(4,251)	4,692	12,057	(7,365)
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	15,419	15,612	(193)	12,205	16,704	(4,499)
ING Columbia Small Cap Value II Portfolio - Service Class	79	7,084	(7,005)	141	8,857	(8,716)
ING Davis New York Venture Portfolio - Service Class	1,431	4,516	(3,085)	1,564	6,418	(4,854)
ING Invesco Van Kampen Comstock Portfolio - Service Class	6,129	6,997	(868)	5,409	5,603	(194)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	1,028	10,950	(9,922)	12,773	9,468	3,305
ING JPMorgan Mid Cap Value Portfolio - Service Class	2,648	883	1,765	14,071	13,131	940
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	-	735	(735)	6	475	(469)
ING Oppenheimer Global Portfolio - Service Class	1,471	5,475	(4,004)	111	3,223	(3,112)
ING T. Rowe Price Growth Equity Portfolio - Service Class	4,378	6,056	(1,678)	6,796	13,453	(6,657)
ING Templeton Foreign Equity Portfolio - Service Class	10,776	12,052	(1,276)	15,793	27,180	(11,387)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	124	(124)	3,017	3,563	(546)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	182,082	35,053	147,029	-	-	-
ING Growth and Income Portfolio - Class I	2,783	229,456	(226,673)	6,495	242,694	(236,199)
ING Growth and Income Portfolio - Class S	134,434	32,652	101,782	1,637	65,278	(63,641)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	8,670	8,380	290	9,844	11,787	(1,943)
ING Euro STOXX 50 Index Portfolio - Class A	1,069	1,070	(1)	2,926	45	2,881
ING FTSE 100 Index Portfolio - Class A	-	3,116	(3,116)	3,133	2	3,131
ING Hang Seng Index Portfolio - Class S	3,906	3,717	189	4,385	1,006	3,379
ING Index Plus LargeCap Portfolio - Class S	1,040	5,398	(4,358)	56	6,809	(6,753)
ING Index Plus MidCap Portfolio - Class S	4,865	12,379	(7,514)	773	7,948	(7,175)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Index Plus SmallCap Portfolio - Class S	1,089	9,433	(8,344)	393	13,415	(13,022)
ING International Index Portfolio - Class S	1,548	5,198	(3,650)	4,267	7,668	(3,401)
ING Japan TOPIX Index® Portfolio - Class A	196	1	195	70	1	69
ING Russell™ Large Cap Growth Index Portfolio - Class S	4,817	586	4,231	2,008	1,967	41
ING Russell™ Large Cap Index Portfolio - Class S	36,990	638,574	(601,584)	33,192	723,611	(690,419)
ING Russell™ Large Cap Value Index Portfolio - Class S	1,371	58	1,313	3,359	1,585	1,774
ING Russell™ Mid Cap Growth Index Portfolio - Class S	9,694	141,007	(131,313)	9,542	170,980	(161,438)
ING Russell™ Mid Cap Index Portfolio - Class S	6,847	5,607	1,240	4,820	7,949	(3,129)
ING Russell™ Small Cap Index Portfolio - Class S	12,111	6,392	5,719	20,297	7,160	13,137
ING Small Company Portfolio - Class S	335	836	(501)	8,450	5,678	2,772
ING U.S. Bond Index Portfolio - Class S	21,924	13,255	8,669	14,365	9,916	4,449
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	2,079	5,236	(3,157)	6,207	4,899	1,308
ING Variable Products Trust:
ING MidCap Opportunities Portfolio - Class S	65,297	359,598	(294,301)	84,682	457,750	(373,068)
ING SmallCap Opportunities Portfolio - Class S	50	343	(293)	2,685	3,107	(422)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	8,287	227,688	(219,401)	22,580	260,481	(237,901)
Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio	4,112	42,577	(38,465)	10,903	60,324	(49,421)
Legg Mason Variable Lifestyle Allocation 50%	17,134	126,796	(109,662)	16,617	158,727	(142,110)
Legg Mason Variable Lifestyle Allocation 70%	1,912	98,227	(96,315)	7,864	109,619	(101,755)
Legg Mason Variable Lifestyle Allocation 85%	887	79,033	(78,146)	9,396	64,402	(55,006)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	2,870	25,896	(23,026)	16,583	42,098	(25,515)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

9.	Unit Summary
A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Equi-Select Separate Account A	99,195.746	$ 9.80	$ 972,118

Columbia Small Cap Value Fund, Variable Series - Class B
Contracts in accumulation period:
Equi-Select Separate Account A	14,538.104	$ 12.94	$ 188,123

Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Equi-Select Separate Account A	8,360.456	$ 10.55	$ 88,203

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Equi-Select Separate Account A	70,210.816	$ 12.69	$ 890,975

ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	136,977.999	$ 12.16	$ 1,665,652

ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	23,042.407	$ 9.60	$ 221,207

ING American Funds Bond Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	62,208.938	$ 10.86	$ 675,589

ING American Funds Global Growth and Income Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	283.714	$ 9.32	$ 2,644

ING American Funds Growth Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	206,924.843	$ 11.76	$ 2,433,436

ING American Funds International Growth and Income
Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	1,398.598	$ 8.81	$ 12,322

ING American Funds International Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	185,208.462	$ 11.97	$ 2,216,945

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	3,438.758	$ 13.50	$ 46,423

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	470,180.838	$ 9.28	$ 4,363,278

ING BlackRock Health Sciences Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	24,943.223	$ 12.28	$ 306,303

ING BlackRock Inflation Protected Bond Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	36,062.132	$ 12.16	$ 438,516

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	20,187.765	$ 10.83	$ 218,633

ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	12,594.146	$ 10.13	$ 127,579

ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	30,773.753	$ 72.61	$ 2,234,482

ING DFA World Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,785.614	$ 7.97	$ 46,111

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	653,855.276	$ 13.70	$ 8,957,817

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	69,184.718	$ 11.31	$ 782,479

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	24,908.230	$ 9.79	$ 243,852

ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	31,611.925	$ 8.32	$ 263,011

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Adviser Class
Contracts in accumulation period:
Equi-Select Separate Account A	15,733.177	$ 8.86	$ 139,396

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	49,686.113	$ 40.07	$ 1,990,923

ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	399,584.815	$ 28.32	$ 11,316,242

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	120,709.805	$ 19.76	$ 2,385,226

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	28,685.642	$ 13.37	$ 383,527

ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	9,376.824	$ 14.75	$ 138,308

ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	40,578.487	$ 10.05	$ 407,814

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	152,938.685	$ 23.05	$ 3,525,237

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	578,978.144	$ 16.47	$ 9,535,770

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	910,146.643	$ 16.37	$ 14,899,101

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	1,426,836.050	$ 26.90	$ 38,381,890

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	67,598.409	$ 17.46	$ 1,180,268

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	37,243.544	$ 14.90	$ 554,929

ING Oppenheimer Active Allocation Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	634.822	$ 13.70	$ 8,697

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	116,225.795	$ 15.83	$ 1,839,854

ING PIMCO Total Return Bond Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	296,740.687	$ 19.04	$ 5,649,943

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	3,467.222	$ 11.09	$ 38,451

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	135,254.857	$ 11.13	$ 1,505,387

ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Equi-Select Separate Account A	43,826.700	$ 9.17	$ 401,891

ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Equi-Select Separate Account A	556,685.672	$ 10.05	$ 5,594,691

ING Retirement Moderate Growth Portfolio - Adviser Class
Contracts in accumulation period:
Equi-Select Separate Account A	326,421.367	$ 10.40	$ 3,394,782

ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Equi-Select Separate Account A	212,812.164	$ 10.73	$ 2,283,475

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	307,028.704	$ 52.55	$ 16,134,358

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	104,370.205	$ 30.26	$ 3,158,242

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	8,922.455	$ 11.82	$ 105,463

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	55,029.913	$ 20.46	$ 1,125,912

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	36,088.136	$ 12.70	$ 458,319

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	22,435.714	$ 9.67	$ 216,953

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	19,601.921	$ 9.23	$ 180,926

ING Invesco Van Kampen Comstock Portfolio - Service
Class
Contracts in accumulation period:
Equi-Select Separate Account A	23,658.499	$ 10.14	$ 239,897

ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	25,975.471	$ 11.98	$ 311,186

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	7,130.569	$ 10.52	$ 75,014

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	19,650.255	$ 12.10	$ 237,768

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	17,420.964	$ 9.10	$ 158,531

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	27,850.191	$ 8.96	$ 249,538

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Equi-Select Separate Account A	5,213.591	$ 10.29	$ 53,648

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Equi-Select Separate Account A	147,028.937	$ 9.57	$ 1,407,067

ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Equi-Select Separate Account A	1,049,913.202	$ 8.70	$ 9,134,245

ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	323,378.652	$ 8.61	$ 2,784,290

ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	12,223.364	$ 10.29	$ 125,778

ING Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Equi-Select Separate Account A	2,879.718	$ 7.17	$ 20,648

ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Equi-Select Separate Account A	15.195	$ 10.41	$ 158

ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	3,932.634	$ 11.05	$ 43,456

ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	9,682.790	$ 10.50	$ 101,669

ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	12,270.541	$ 11.93	$ 146,388

ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	27,509.389	$ 11.13	$ 306,179

ING International Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	8,351.868	$ 6.98	$ 58,296

ING Japan TOPIX Index® Portfolio - Class A
Contracts in accumulation period:
Equi-Select Separate Account A	264.229	$ 9.40	$ 2,484

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	7,679.949	$ 14.42	$ 110,745

ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	3,497,043.912	$ 9.09	$ 31,788,129

ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	6,347.481	$ 13.59	$ 86,262

ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	750,179.395	$ 15.55	$ 11,665,290

ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	19,759.934	$ 10.04	$ 198,390

ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	26,971.163	$ 10.20	$ 275,106

ING Small Company Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	6,732.966	$ 10.55	$ 71,033

ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	30,998.266	$ 11.69	$ 362,370

ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	7,764.796	$ 7.63	$ 59,245

ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	1,999,465.556	$ 11.47	$ 22,933,870

ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Equi-Select Separate Account A	458.734	$ 15.42	$ 7,074

Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
Contracts in accumulation period:
Equi-Select Separate Account A	1,218,019.222	$ 8.47	$ 10,316,623

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	234,013.140	$ 11.65	$ 2,726,253

Legg Mason Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Equi-Select Separate Account A	572,626.213	$ 17.03	$ 9,751,824

Legg Mason Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Equi-Select Separate Account A	615,554.371	$ 14.40	$ 8,863,983

Legg Mason Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Equi-Select Separate Account A	389,906.989	$ 13.81	$ 5,384,616

Legg Mason Western Asset Variable High Income Portfolio
Contracts in accumulation period:
Equi-Select Separate Account A	180,295.346	$ 21.38	$ 3,854,714

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ending December 31, 2011, 2010, 2009,
2008, and 2007, follows:

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
BlackRock Global Allocation V.I. Fund - Class III
2011	99	$9.80	$971	2.16%	1.40%	-4.95%
2010	113	$10.31	$1,163	1.07%	1.40%	8.18%
2009	113	$9.53	$1,075	2.58%	1.40%	19.27%
2008	50	$7.99	$398	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
Columbia Small Cap Value Fund, Variable Series -
Class B
2011	15	$12.94	$188	0.94%	1.40%	-7.51%
2010	17	$13.99	$239	1.18%	1.40%	24.69%
2009	24	$11.22	$268	0.76%	1.40%	23.30%
2008	28	$9.10	$256	0.50%	1.40%	-29.18%
2007	42	$12.85	$540	0.31%	1.40%	-3.89%
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
2011	8	$10.55	$88	2.09%	1.40%	-0.75%
2010	10	$10.63	$103	1.83%	1.40%	13.33%
2009	12	$9.38	$116	1.61%	1.40%	27.97%
2008	18	$7.33	$132	1.40%	1.40%	-43.57%
2007	34	$12.99	$439	1.72%	1.40%	-0.15%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	70	$12.69	$891	0.69%	1.40%	-4.15%
2010	87	$13.24	$1,147	0.92%	1.40%	15.33%
2009	109	$11.48	$1,245	1.08%	1.40%	33.64%
2008	137	$8.59	$1,173	0.69%	1.40%	-43.52%
2007	191	$15.21	$2,907	0.85%	1.40%	15.67%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Intermediate Bond Portfolio - Class S
2011	137	$12.16	$1,665	4.33%	1.40%	5.83%
2010	141	$11.49	$1,617	4.70%	1.40%	7.99%
2009	156	$10.64	$1,658	6.87%	1.40%	9.69%
2008	123	$9.70	$1,196	6.19%	1.40%	-9.94%
2007	114	$10.77	$1,227	3.96%	1.40%	4.16%
ING American Funds Asset Allocation Portfolio
2011	23	$9.60	$221	1.15%	1.40%	-0.62%
2010	13	$9.66	$127	1.53%	1.40%	10.40%
2009	15	$8.75	$135	2.30%	1.40%	21.70%
2008	5	$7.19	$39	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Bond Portfolio
2011	62	$10.86	$676	2.52%	1.40%	4.22%
2010	87	$10.42	$910	2.05%	1.40%	4.62%
2009	65	$9.96	$648	2.61%	1.40%	10.54%
2008	30	$9.01	$270	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING American Funds Global Growth and Income
Portfolio
2011	-	$9.32	$3	(e)	1.40%	(e)
2010	(e)	(e)	(e)	(e)	(e)	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds Growth Portfolio
2011	207	$11.76	$2,432	0.18%	1.40%	-6.07%
2010	242	$12.52	$3,028	0.10%	1.40%	16.36%
2009	268	$10.76	$2,878	1.91%	1.40%	36.90%
2008	287	$7.86	$2,251	0.82%	1.40%	-45.11%
2007	372	$14.32	$5,328	0.25%	1.40%	10.24%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING American Funds International Growth and
Income Portfolio
2011	1	$8.81	$12	(e)	1.40%	(e)
2010	(e)	(e)	(e)	(e)	(e)	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
ING American Funds International Portfolio
2011	185	$11.97	$2,216	1.68%	1.40%	-15.59%
2010	222	$14.18	$3,148	0.90%	1.40%	5.11%
2009	260	$13.49	$3,499	3.45%	1.40%	40.37%
2008	269	$9.61	$2,583	1.86%	1.40%	-43.27%
2007	356	$16.94	$6,021	0.87%	1.40%	17.72%
ING American Funds World Allocation Portfolio -
Service Class
2011	3	$13.50	$46	2.04%	1.40%	-7.15%
2010	4	$14.54	$52	(d)	1.40%	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
ING Artio Foreign Portfolio - Service Class
2011	470	$9.28	$4,360	1.93%	1.40%	-22.92%
2010	552	$12.04	$6,637	-	1.40%	5.34%
2009	672	$11.43	$7,679	1.04%	1.40%	18.57%
2008	144	$9.64	$1,387	-	1.40%	-44.44%
2007	177	$17.35	$3,066	0.07%	1.40%	14.82%
ING BlackRock Health Sciences Opportunities
Portfolio - Service Class
2011	25	$12.28	$306	0.58%	1.40%	3.28%
2010	33	$11.89	$389	-	1.40%	5.50%
2009	33	$11.27	$372	-	1.40%	18.38%
2008	28	$9.52	$269	-	1.40%	-29.64%
2007	12	$13.53	$166	-	1.40%	7.04%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2011	36	$12.16	$439	1.83%	1.40%	10.45%
2010	30	$11.01	$325	1.61%	1.40%	3.97%
2009	4	$10.59	$47	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2011	20	$10.83	$219	0.37%	1.40%	-2.96%
2010	28	$11.16	$317	0.31%	1.40%	11.94%
2009	32	$9.97	$323	0.36%	1.40%	28.31%
2008	31	$7.77	$237	-	1.40%	-39.91%
2007	40	$12.93	$512	-	1.40%	5.21%
ING Clarion Global Real Estate Portfolio - Service
Class
2011	13	$10.13	$128	3.03%	1.40%	-6.64%
2010	19	$10.85	$202	8.70%	1.40%	14.33%
2009	22	$9.49	$212	2.51%	1.40%	31.62%
2008	26	$7.21	$186	-	1.40%	-42.09%
2007	46	$12.45	$568	4.91%	1.40%	-8.59%
ING Clarion Real Estate Portfolio - Service Class
2011	31	$72.61	$2,232	1.29%	1.40%	7.97%
2010	38	$67.25	$2,567	3.35%	1.40%	26.20%
2009	53	$53.29	$2,810	3.35%	1.40%	34.00%
2008	66	$39.77	$2,618	1.19%	1.40%	-39.38%
2007	103	$65.61	$6,783	1.21%	1.40%	-18.89%
ING DFA World Equity Portfolio - Service Class
2011	6	$7.97	$46	5.48%	1.40%	-10.45%
2010	3	$8.90	$27	(d)	1.40%	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	654	$13.70	$8,952	0.20%	1.40%	-12.18%
2010	775	$15.60	$12,084	0.14%	1.40%	26.52%
2009	888	$12.33	$10,947	0.46%	1.40%	37.31%
2008	980	$8.98	$8,792	0.68%	1.40%	-40.01%
2007	1,225	$14.97	$18,327	0.20%	1.40%	12.90%
ING Franklin Income Portfolio - Service Class
2011	69	$11.31	$782	7.58%	1.40%	1.16%
2010	86	$11.18	$959	4.48%	1.40%	11.35%
2009	87	$10.04	$870	5.79%	1.40%	30.22%
2008	84	$7.71	$651	3.04%	1.40%	-30.29%
2007	84	$11.06	$928	1.21%	1.40%	1.19%
ING Franklin Mutual Shares Portfolio - Service Class
2011	25	$9.79	$244	3.62%	1.40%	-2.20%
2010	31	$10.01	$308	0.40%	1.40%	10.00%
2009	22	$9.10	$196	-	1.40%	24.83%
2008	17	$7.29	$124	2.16%	1.40%	-38.69%
2007	29	$11.89	$339	(a)	1.40%	(a)
ING Franklin Templeton Founding Strategy
Portfolio - Service Class
2011	32	$8.32	$263	2.35%	1.40%	-2.69%
2010	39	$8.55	$334	2.69%	1.40%	9.20%
2009	33	$7.83	$261	2.69%	1.40%	28.57%
2008	43	$6.09	$260	-	1.40%	-36.63%
2007	54	$9.61	$521	(a)	1.40%	(a)
ING Global Resources Portfolio - Adviser Class
2011	16	$8.86	$139	(e)	1.40%	(e)
2010	(e)	(e)	(e)	(e)	(e)	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Global Resources Portfolio - Service Class
2011	50	$40.07	$1,990	0.54%	1.40%	-10.42%
2010	63	$44.73	$2,833	0.88%	1.40%	19.92%
2009	77	$37.30	$2,867	0.29%	1.40%	35.59%
2008	96	$27.51	$2,645	2.03%	1.40%	-41.83%
2007	102	$47.29	$4,835	0.02%	1.40%	31.40%
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	400	$28.32	$11,308	1.21%	1.40%	-3.54%
2010	485	$29.36	$14,238	0.25%	1.40%	10.92%
2009	592	$26.47	$15,653	1.18%	1.40%	22.21%
2008	708	$21.66	$15,315	3.63%	1.40%	-33.17%
2007	902	$32.41	$29,216	1.52%	1.40%	1.15%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	121	$19.76	$2,384	0.82%	1.40%	-19.41%
2010	152	$24.52	$3,736	0.53%	1.40%	18.63%
2009	187	$20.67	$3,857	1.35%	1.40%	69.15%
2008	219	$12.22	$2,668	2.56%	1.40%	-51.95%
2007	270	$25.43	$6,855	0.92%	1.40%	36.50%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2011	29	$13.37	$384	0.25%	1.40%	-2.76%
2010	30	$13.75	$409	0.28%	1.40%	25.00%
2009	27	$11.00	$297	0.38%	1.40%	25.57%
2008	27	$8.76	$236	0.55%	1.40%	-30.97%
2007	39	$12.69	$495	0.19%	1.40%	-3.06%
ING Large Cap Growth Portfolio - Service Class
2011	9	$14.75	$138	-	1.40%	0.82%
2010	6	$14.63	$91	-	1.40%	12.71%
2009	4	$12.98	$54	(f)	1.40%	(f)
2008	(f)	(f)	(f)	(f)	(f)	(f)
2007	-	$12.94	$2	-	1.40%	10.03%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Large Cap Value Portfolio - Service Class
2011	41	$10.05	$408	(e)	1.40%	(e)
2010	(e)	(e)	(e)	(e)	(e)	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond Portfolio - Service Class
2011	153	$23.05	$3,523	3.14%	1.40%	-0.26%
2010	178	$23.11	$4,111	3.62%	1.40%	1.72%
2009	225	$22.72	$5,110	4.90%	1.40%	5.67%
2008	279	$21.50	$5,994	6.56%	1.40%	-1.65%
2007	372	$21.86	$8,127	1.99%	1.40%	4.29%
ING Liquid Assets Portfolio - Service Class
2011	579	$16.47	$9,530	-	1.40%	-1.38%
2010	700	$16.70	$11,687	-	1.40%	-1.42%
2009	776	$16.94	$13,146	0.10%	1.40%	-1.05%
2008	986	$17.12	$16,878	2.41%	1.40%	1.00%
2007	648	$16.95	$10,985	4.95%	1.40%	3.48%
ING Marsico Growth Portfolio - Service Class
2011	910	$16.37	$14,886	0.22%	1.40%	-3.02%
2010	1,080	$16.88	$18,216	0.52%	1.40%	18.12%
2009	1,240	$14.29	$17,708	0.84%	1.40%	27.25%
2008	1,423	$11.23	$15,964	0.51%	1.40%	-41.17%
2007	1,717	$19.09	$32,763	-	1.40%	12.56%
ING MFS Total Return Portfolio - Service Class
2011	1,427	$26.90	$38,358	2.39%	1.40%	0.15%
2010	1,649	$26.86	$44,269	0.44%	1.40%	8.31%
2009	1,932	$24.80	$47,874	2.31%	1.40%	16.27%
2008	2,357	$21.33	$50,234	5.63%	1.40%	-23.44%
2007	3,037	$27.86	$84,572	2.79%	1.40%	2.54%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING MFS Utilities Portfolio - Service Class
2011	68	$17.46	$1,180	3.13%	1.40%	4.93%
2010	83	$16.64	$1,376	2.44%	1.40%	12.05%
2009	95	$14.85	$1,408	5.20%	1.40%	30.95%
2008	117	$11.34	$1,325	3.36%	1.40%	-38.57%
2007	125	$18.46	$2,308	0.77%	1.40%	25.58%
ING Morgan Stanley Global Franchise Portfolio -
Service Class
2011	37	$14.90	$555	2.38%	1.40%	7.58%
2010	39	$13.85	$539	0.42%	1.40%	12.24%
2009	33	$12.34	$405	6.88%	1.40%	27.09%
2008	36	$9.71	$351	1.83%	1.40%	-29.54%
2007	46	$13.78	$632	-	1.40%	8.16%
ING Oppenheimer Active Allocation Portfolio -
Service Class
2011	1	$13.70	$9	-	1.40%	-5.78%
2010	1	$14.54	$13	-	1.40%	12.45%
2009	1	$12.93	$10	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO High Yield Portfolio - Service Class
2011	116	$15.83	$1,839	7.27%	1.40%	2.99%
2010	140	$15.37	$2,148	7.64%	1.40%	12.60%
2009	171	$13.65	$2,329	8.17%	1.40%	47.41%
2008	204	$9.26	$1,884	8.47%	1.40%	-23.66%
2007	293	$12.13	$3,548	6.61%	1.40%	1.42%
ING PIMCO Total Return Bond Portfolio - Service
Class
2011	297	$19.04	$5,647	4.14%	1.40%	2.04%
2010	369	$18.66	$6,874	4.50%	1.40%	6.20%
2009	408	$17.57	$7,165	3.85%	1.40%	12.85%
2008	427	$15.57	$6,648	3.11%	1.40%	2.70%
2007	413	$15.16	$6,265	3.24%	1.40%	7.44%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Pioneer Fund Portfolio - Service Class
2011	3	$11.09	$38	2.94%	1.40%	-5.94%
2010	3	$11.79	$30	-	1.40%	14.24%
2009	3	$10.32	$27	-	1.40%	22.42%
2008	3	$8.43	$22	2.86%	1.40%	-35.65%
2007	4	$13.10	$48	-	1.40%	3.64%
ING Pioneer Mid Cap Value Portfolio - Service
Class
2011	135	$11.13	$1,504	1.25%	1.40%	-6.31%
2010	156	$11.88	$1,854	0.80%	1.40%	16.24%
2009	185	$10.22	$1,885	1.17%	1.40%	23.43%
2008	205	$8.28	$1,695	2.12%	1.40%	-34.08%
2007	45	$12.56	$567	0.65%	1.40%	4.06%
ING Retirement Conservative Portfolio - Adviser Class
2011	44	$9.17	$402	1.63%	1.40%	3.73%
2010	24	$8.84	$213	-	1.40%	6.25%
2009	1	$8.32	$12	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Retirement Growth Portfolio - Adviser Class
2011	557	$10.05	$5,592	0.83%	1.40%	-2.52%
2010	676	$10.31	$6,961	0.37%	1.40%	10.03%
2009	760	$9.37	$7,119	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2011	326	$10.40	$3,394	1.04%	1.40%	-1.33%
2010	405	$10.54	$4,264	0.45%	1.40%	9.45%
2009	434	$9.63	$4,173	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Retirement Moderate Portfolio - Adviser Class
2011	213	$10.73	$2,282	1.35%	1.40%	0.75%
2010	245	$10.65	$2,603	0.57%	1.40%	8.01%
2009	237	$9.86	$2,333	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	307	$52.55	$16,125	1.80%	1.40%	1.45%
2010	347	$51.80	$17,960	1.53%	1.40%	12.44%
2009	418	$46.07	$19,234	1.79%	1.40%	31.40%
2008	489	$35.06	$17,122	4.10%	1.40%	-28.54%
2007	616	$49.06	$30,192	1.82%	1.40%	2.94%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	104	$30.26	$3,157	1.91%	1.40%	-2.29%
2010	115	$30.97	$3,549	1.55%	1.40%	13.36%
2009	129	$27.32	$3,534	1.59%	1.40%	23.23%
2008	152	$22.17	$3,365	3.97%	1.40%	-36.60%
2007	193	$34.97	$6,757	1.43%	1.40%	1.63%
ING T. Rowe Price International Stock Portfolio -
Service Class
2011	9	$11.82	$105	3.32%	1.40%	-13.60%
2010	10	$13.68	$136	1.41%	1.40%	12.22%
2009	12	$12.19	$148	1.23%	1.40%	35.60%
2008	20	$8.99	$178	1.22%	1.40%	-50.19%
2007	27	$18.05	$479	0.56%	1.40%	18.91%
ING Templeton Global Growth Portfolio - Service
Class
2011	55	$20.46	$1,125	1.57%	1.40%	-7.00%
2010	59	$22.00	$1,303	1.42%	1.40%	6.23%
2009	67	$20.71	$1,379	2.01%	1.40%	30.42%
2008	82	$15.88	$1,305	0.94%	1.40%	-40.50%
2007	111	$26.69	$2,954	1.05%	1.40%	0.95%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Baron Small Cap Growth Portfolio - Service
Class
2011	36	$12.70	$458	-	1.40%	0.79%
2010	36	$12.60	$457	-	1.40%	24.75%
2009	41	$10.10	$412	-	1.40%	33.25%
2008	44	$7.58	$332	-	1.40%	-42.05%
2007	48	$13.08	$626	-	1.40%	4.56%
ING Columbia Small Cap Value II Portfolio - Service
Class
2011	22	$9.67	$217	0.39%	1.40%	-4.07%
2010	29	$10.08	$297	0.99%	1.40%	23.53%
2009	38	$8.16	$311	1.18%	1.40%	23.08%
2008	56	$6.63	$369	-	1.40%	-35.06%
2007	43	$10.21	$439	-	1.40%	1.59%
ING Davis New York Venture Portfolio - Service Class
2011	20	$9.23	$181	0.99%	1.40%	-6.01%
2010	23	$9.82	$223	0.43%	1.40%	10.46%
2009	28	$8.89	$245	0.50%	1.40%	29.78%
2008	22	$6.85	$152	0.78%	1.40%	-40.07%
2007	31	$11.43	$359	0.33%	1.40%	2.70%
ING Invesco Van Kampen Comstock Portfolio -
Service Class
2011	24	$10.14	$240	1.20%	1.40%	-3.43%
2010	25	$10.50	$258	1.23%	1.40%	13.51%
2009	25	$9.25	$229	2.15%	1.40%	26.71%
2008	32	$7.30	$236	2.53%	1.40%	-37.39%
2007	61	$11.66	$712	1.52%	1.40%	-3.64%
ING Invesco Van Kampen Equity and Income
Portfolio - Service Class
2011	26	$11.98	$311	1.86%	1.40%	-2.68%
2010	36	$12.31	$442	1.74%	1.40%	10.40%
2009	33	$11.15	$363	1.63%	1.40%	20.67%
2008	27	$9.24	$251	4.96%	1.40%	-24.63%
2007	35	$12.26	$435	1.50%	1.40%	1.83%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2011	7	$10.52	$75	1.53%	1.40%	0.38%
2010	5	$10.48	$56	-	1.40%	21.30%
2009	4	$8.64	$38	-	1.40%	23.78%
2008	2	$6.98	$14	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Service Class
2011	20	$12.10	$238	1.44%	1.40%	-9.70%
2010	24	$13.40	$317	1.27%	1.40%	14.24%
2009	27	$11.73	$314	2.01%	1.40%	37.35%
2008	33	$8.54	$282	2.13%	1.40%	-41.31%
2007	39	$14.55	$562	1.25%	1.40%	4.83%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	17	$9.10	$159	-	1.40%	-2.67%
2010	19	$9.35	$179	-	1.40%	15.01%
2009	26	$8.13	$209	-	1.40%	40.66%
2008	1	$5.78	$4	-	1.40%	-43.17%
2007	1	$10.17	$12	(a)	1.40%	(a)
ING Templeton Foreign Equity Portfolio - Service
Class
2011	28	$8.96	$250	1.81%	1.40%	-13.51%
2010	29	$10.36	$302	1.73%	1.40%	7.14%
2009	41	$9.67	$392	-	1.40%	29.97%
2008	36	$7.44	$271	2.37%	1.40%	-41.46%
2007	25	$12.71	$319	1.11%	1.40%	13.69%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	5	$10.29	$54	-	1.40%	-4.10%
2010	5	$10.73	$57	-	1.40%	11.42%
2009	6	$9.63	$57	1.83%	1.40%	29.78%
2008	7	$7.42	$52	1.09%	1.40%	-40.88%
2007	11	$12.55	$132	0.69%	1.40%	-0.48%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Growth and Income Portfolio - Class A
2011	147	$9.57	$1,406	(e)	1.40%	(e)
2010	(e)	(e)	(e)	(e)	(e)	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
ING Growth and Income Portfolio - Class I
2011	1,050	$8.70	$9,127	1.18%	1.40%	-1.69%
2010	1,277	$8.85	$11,290	0.99%	1.40%	12.45%
2009	1,513	$7.87	$11,897	1.36%	1.40%	28.59%
2008	1,863	$6.12	$11,392	1.38%	1.40%	-38.55%
2007	2,311	$9.96	$23,002	(a)	1.40%	(a)
ING Growth and Income Portfolio - Class S
2011	323	$8.61	$2,782	1.40%	1.40%	-1.94%
2010	222	$8.78	$1,945	0.72%	1.40%	12.28%
2009	285	$7.82	$2,230	1.24%	1.40%	28.20%
2008	321	$6.10	$1,953	3.99%	1.40%	-38.69%
2007	-	$9.95	$4	-	1.40%	-
ING BlackRock Science and Technology
Opportunities Portfolio - Class S
2011	12	$10.29	$126	-	1.40%	-11.83%
2010	12	$11.67	$139	-	1.40%	16.47%
2009	14	$10.02	$139	-	1.40%	50.45%
2008	6	$6.66	$40	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING Euro STOXX 50 Index Portfolio - Class A
2011	3	$7.17	$21	4.35%	1.40%	-18.43%
2010	3	$8.79	$25	(d)	1.40%	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING FTSE 100 Index Portfolio - Class A
2011	-	$10.41	-	-	1.40%	-5.54%
2010	3	$11.02	$35	(d)	1.40%	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
ING Hang Seng Index Portfolio - Class S
2011	4	$11.05	$43	2.13%	1.40%	-19.58%
2010	4	$13.74	$51	-	1.40%	6.02%
2009	-	$12.96	$5	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Index Plus LargeCap Portfolio - Class S
2011	10	$10.50	$102	1.59%	1.40%	-1.69%
2010	14	$10.68	$150	1.72%	1.40%	12.07%
2009	21	$9.53	$198	2.61%	1.40%	21.25%
2008	24	$7.86	$185	2.11%	1.40%	-38.26%
2007	23	$12.73	$290	0.97%	1.40%	3.24%
ING Index Plus MidCap Portfolio - Class S
2011	12	$11.93	$146	0.51%	1.40%	-2.77%
2010	20	$12.27	$243	0.77%	1.40%	19.82%
2009	27	$10.24	$276	1.37%	1.40%	29.62%
2008	39	$7.90	$308	1.39%	1.40%	-38.57%
2007	54	$12.86	$697	0.46%	1.40%	3.79%
ING Index Plus SmallCap Portfolio - Class S
2011	28	$11.13	$306	0.56%	1.40%	-2.37%
2010	36	$11.40	$409	0.46%	1.40%	20.76%
2009	49	$9.44	$461	1.29%	1.40%	22.76%
2008	61	$7.69	$468	0.67%	1.40%	-34.55%
2007	87	$11.75	$1,023	0.09%	1.40%	-7.84%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING International Index Portfolio - Class S
2011	8	$6.98	$58	2.58%	1.40%	-13.72%
2010	12	$8.09	$97	3.74%	1.40%	6.17%
2009	15	$7.62	$117	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Japan TOPIX Index® Portfolio - Class A
2011	-	$9.40	$2	-	1.40%	-14.93%
2010	-	$11.05	$1	(d)	1.40%	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2011	8	$14.42	$111	1.25%	1.40%	2.49%
2010	3	$14.07	$49	-	1.40%	10.87%
2009	3	$12.69	$43	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Russell™ Large Cap Index Portfolio - Class S
2011	3,497	$9.09	$31,763	1.39%	1.40%	0.78%
2010	4,099	$9.02	$36,944	3.30%	1.40%	10.40%
2009	4,789	$8.17	$39,096	-	1.40%	21.76%
2008	1	$6.71	$4	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2011	6	$13.59	$86	1.29%	1.40%	-0.88%
2010	5	$13.71	$69	1.82%	1.40%	9.59%
2009	3	$12.51	$41	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2011	750	$15.55	$11,656	0.44%	1.40%	-3.60%
2010	881	$16.13	$14,208	0.30%	1.40%	24.08%
2009	1,043	$13.00	$13,547	(c)	1.40%	(c)
2008	(c)	(c)	(c)	(c)	(c)	(c)
2007	(c)	(c)	(c)	(c)	(c)	(c)
ING Russell™ Mid Cap Index Portfolio - Class S
2011	20	$10.04	$198	1.02%	1.40%	-3.46%
2010	19	$10.40	$193	0.53%	1.40%	23.08%
2009	22	$8.45	$183	-	1.40%	37.85%
2008	2	$6.13	$11	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING Russell™ Small Cap Index Portfolio - Class S
2011	27	$10.20	$275	0.79%	1.40%	-5.56%
2010	21	$10.80	$230	-	1.40%	24.28%
2009	8	$8.69	$71	-	1.40%	24.68%
2008	5	$6.97	$36	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING Small Company Portfolio - Class S
2011	7	$10.55	$71	-	1.40%	-4.09%
2010	7	$11.00	$80	-	1.40%	22.36%
2009	4	$8.99	$40	-	1.40%	25.38%
2008	4	$7.17	$30	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING U.S. Bond Index Portfolio - Class S
2011	31	$11.69	$362	1.97%	1.40%	5.51%
2010	22	$11.08	$247	2.75%	1.40%	4.33%
2009	18	$10.62	$190	2.37%	1.40%	4.12%
2008	6	$10.20	$63	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2011	8	$7.63	$59	4.08%	1.40%	-5.22%
2010	11	$8.05	$88	3.70%	1.40%	4.41%
2009	10	$7.71	$74	-	1.40%	28.07%
2008	11	$6.02	$64	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING MidCap Opportunities Portfolio - Class S
2011	1,999	$11.47	$22,915	-	1.40%	-2.22%
2010	2,294	$11.73	$26,886	0.48%	1.40%	28.20%
2009	2,667	$9.15	$24,381	0.12%	1.40%	39.06%
2008	2,997	$6.58	$19,697	(b)	1.40%	(b)
2007	(b)	(b)	(b)	(b)	(b)	(b)
ING SmallCap Opportunities Portfolio - Class S
2011	-	$15.42	$7	-	1.40%	-0.90%
2010	1	$15.56	$12	-	1.40%	30.21%
2009	1	$11.95	$14	-	1.40%	28.91%
2008	1	$9.27	$10	-	1.40%	-35.49%
2007	5	$14.37	$65	-	1.40%	8.29%
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
2011	1,218	$8.47	$10,311	2.15%	1.40%	3.55%
2010	1,437	$8.18	$11,751	2.79%	1.40%	7.92%
2009	1,675	$7.58	$12,691	1.70%	1.40%	22.85%
2008	2,110	$6.17	$13,008	1.24%	1.40%	-36.59%
2007	2,601	$9.73	$25,291	(a)	1.40%	(a)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2011	234	$11.65	$2,724	8.65%	1.40%	-12.80%
2010	272	$13.36	$3,638	1.45%	1.40%	2.22%
2009	322	$13.07	$4,204	1.06%	1.40%	26.77%
2008	381	$10.31	$3,926	1.88%	1.40%	-44.18%
2007	467	$18.47	$8,615	0.86%	1.40%	4.88%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

				Investment
	Units		Net Assets	Income
	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Legg Mason Variable Lifestyle Allocation 50%
2011	573	$17.03	$9,748	2.44%	1.40%	-0.23%
2010	682	$17.07	$11,642	2.84%	1.40%	12.75%
2009	824	$15.14	$12,475	4.62%	1.40%	30.40%
2008	1,037	$11.61	$12,029	3.22%	1.40%	-28.33%
2007	1,388	$16.20	$22,470	3.34%	1.40%	1.76%
Legg Mason Variable Lifestyle Allocation 70%
2011	616	$14.40	$8,858	1.86%	1.40%	-1.97%
2010	712	$14.69	$10,451	1.99%	1.40%	13.44%
2009	814	$12.95	$10,529	3.32%	1.40%	31.07%
2008	931	$9.88	$9,192	2.22%	1.40%	-33.74%
2007	1,231	$14.91	$18,342	2.55%	1.40%	2.40%
Legg Mason Variable Lifestyle Allocation 85%
2011	390	$13.81	$5,380	1.42%	1.40%	-3.70%
2010	468	$14.34	$6,707	1.54%	1.40%	14.08%
2009	523	$12.57	$6,569	2.22%	1.40%	30.67%
2008	598	$9.62	$5,749	1.64%	1.40%	-38.29%
2007	734	$15.59	$11,438	1.46%	1.40%	1.90%
Legg Mason Western Asset Variable High Income
Portfolio
2011	180	$21.38	$3,853	8.68%	1.40%	0.99%
2010	203	$21.17	$4,302	9.54%	1.40%	14.99%
2009	229	$18.41	$4,211	11.10%	1.40%	57.75%
2008	286	$11.67	$3,338	10.30%	1.40%	-30.99%
2007	392	$16.91	$6,628	7.98%	1.40%	-1.11%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(f)	As investment Division had no Net Assets at December 31, 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
	(a)(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets as of December 31, 2011 and 2010
		-	Statements of Operations for the years ended December 31, 2011, 2010, and 2009
Statements of Comprehensive Income for the years ended December 31, 2011,
2010, and 2009
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2011, 2010, and 2009
		-	Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
		-	Notes to Financial Statements
Financial Statements of Separate Account EQ:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and
2010
		-	Notes to Financial Statements

Exhibits:
(b)
(1)			Resolution of the board of directors of the Company authorizing the establishment of the Separate Account, incorporated herein by reference to Post-Effective Amendment
No. 4 to a Registration Statement on Form N-4, for Equitable Life Insurance Company
of Iowa Separate Account A filed with the Securities and Exchange Commission on
March 29, 1996 (File Nos. 033-79170, 811-08524).

(2)			Not Applicable.

(3)	a.		Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-
05626).

	b.		Form of Dealers Agreement, incorporated herein by reference to an Initial Registration
Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File
Nos. 333-63692, 811-05626).

	c.		Organizational Agreement, incorporated herein by reference to an Initial Registration
Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File
Nos. 333-63692, 811-05626).

	d.	Addendum to the Organizational Agreement, incorporated herein by reference to an
Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
June 22, 2001 (File Nos. 333-63692, 811-05626).

	e.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	f.	Amendment to the Distribution Agreement between ING USA Annuity and Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-
05626).

	g.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

	h.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life Insurance
Company, incorporated herein by reference to Post Effective Amendment No. 55 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

(4)	a.	Individual Flexible Purchase Payment Deferred Variable Annuity Contract,
incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa
Separate Account A filed with the Securities and Exchange Commission on May 3,
1999 (File Nos. 033-79170, 811-08524).

	b.	ING USA Annuity and Life Insurance Company, Company Address and Name Change
Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)		Application Form, incorporated herein by reference to Post-Effective Amendment No.
10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of
Iowa Separate Account A filed with the Securities and Exchange Commission on May
3, 1999 (File Nos. 033-79170, 811-08524).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING
USA Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated (04/23/99), incorporated herein by reference to an Initial Registration Statement on Form N-4, for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Form of Fund Participation Agreement among Equitable Life Insurance Company of
Iowa and Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on February 9, 1996 (File Nos. 033-79170, 811-
08524).

	b.	Fund Participation Agreement among Equitable Life Insurance Company of Iowa,
Smith Barney Concert Allocation Series Inc. and Travelers Investment Advisers, Inc.
incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa
Separate Account A filed with the Securities and Exchange Commission on May 3,
1999 (File Nos. 033-79170, 811-08524).

c.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., Participation Agreement by and
between ING Investors Trust, Golden American Life Insurance Company and Directed
Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 21, 2005 (File Nos. 333-70600, 811-05626).

d.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

e.	Participation Agreement among Equitable Life Insurance Company of Iowa, ING
Variable Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No.
11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of
Iowa Separate Account A filed with the Securities and Exchange Commission on April
25, 2000 (File Nos. 033-79170, 811-08524).

f.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

g.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

h.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden
American Life Insurance Company and Aeltus Investment Management, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 30, 2002 (File
Nos. 333-70600, 811-05626).

i.	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Aetna Life Insurance and Annuity Company,
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 30, 2002 (File
Nos. 333-70600, 811-05626).

j.	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Aetna Life Insurance and Annuity
Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
2002 (File Nos. 333-70600, 811-05626).

k.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 26, 2002 (File
Nos. 033-23351, 811-05626).

m.	Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ING Insurance Company
of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Security Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

n.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

p.	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to
Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.	Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO
Variable Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-
4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-
08524).

r.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

s.	Participation Agreement among Equitable Life Insurance Company of Iowa, The
Prudential Series Fund, Inc., The Prudential Insurance Company of America and
Prudential Management Services LLC, incorporated herein by reference to Post-
Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable
Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

t.	Amendment to Participation Agreement by and between Golden American Life
Insurance Company The Prudential Series Fund, Inc., The Prudential Insurance
Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form
N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

u.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment
No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

v.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244).

w.	Amendment No. 1 dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on August 18, 2009; file No. 33-57244.

x.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life
Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file
No. 33-57244).

y.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

z.	Participation Agreement among ING Investors Trust, Directed Services LLC, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors
LP dated April 29, 2010, incorporated herein by reference to Post-Effective
Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

aa.	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among
ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, DFA Investment
Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 15, 2010 (File Nos. 333-28679, 811-05626).

	bb	Rule 22c-2 Agreement, dated April 16, 2007, and is effective as of October 16, 2007, between Legg Mason Investor Services, LLC (the “Fund Agent”) as principal underwriter, on behalf of each of the funds listed on the attached Schedule A (the
“Fund(s)”) and ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc., incorporated by reference to
Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 16, 2008 (File Nos. 333-111686, 811-
05626).

	cc.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Patrick G. Flynn*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	20 Washington Avenue South	Director
Minneapolis, MN 55401
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin*	230 Park Avenue	Director
New York, NY 10169
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Mary (Maliz) E. Beams*	One Orange Way	Director
Windsor, CT 06095-4774
Ewout L. Steenbergen*	230 Park Avenue	Chief Financial Officer, Director
	New York, NY 10169	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

Name	Principal Business Address	Position(s) with Depositor
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Patrick D. Lusk	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Kristi L. Cooper	909 Locust Street	Chief Compliance Officer
Des Moines, IA 50309
Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney
Exhibit 13 attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File
No. 333-147534), as filed with the Securities and Exchange Commission April 3, 2012.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 29, 2012, there are 6,228 qualified contract owners and 1,778 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc.
maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer.
The policies cover ING America Insurance Holdings, Inc. and any company in which ING America
Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter the depositor and any/all assets under the care, custody and control of
ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with
Underwriter

Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Ronald Barhorst	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Name	Principal Business Address	Positions and Offices with
Underwriter

Ida Colon-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	One Orange Way	Vice President
Windsor, CT 06095

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Steve Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant
	Atlanta, GA 30327-4390	Treasurer

May Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095

Huey Falgout	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with
Underwriter

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

(c)
2011 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services	$201,141,336	$0	$0	$0
LLC

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company, Separate Account EQ, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester and Commonwealth of
Pennsylvania, on the 18th day of April 2012.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:	__________________
Michael S. Smith*
President and Director(principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2012.

Signatures	Titles

President and Director
Michael S. Smith*	(principal executive officer)

Director and Chairman
Patrick G. Flynn*

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*

Director
Mary (Maliz) E. Beams*

Director
Robert G. Leary*

Director
Donald W. Britton*

Director
Alain M. Karaoglan*

___________________________		Director
Rodney O. Martin*

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13